                                                            400 Bellevue Parkway
                                                                       4th Floor
[Logo of Provident Institutional Funds]                     Wilmington, DE 19809
                                                                  (302) 797-2000
                                                                     www.pif.com

                                                                December 5, 2000

Dear Shareholder:

  We are pleased to present the Annual Report to Shareholders of Provident Institutional Funds for the period ended October 31, 2000.

  Included is the Investment Adviser's Report with commentary on the current status of the United States' economy and the strong performance and asset growth in our Funds.

  Provident Institutional Funds offers a variety of high quality Taxable and Tax-Exempt Money Market Funds designed to meet the varied needs of our investors. Please contact your account representative or call our Client Service Center at (800) 821-7432 to discuss your investment options. We welcome the opportunity to serve you.

                                      Sincerely,

                                      /s/ Rodney D. Johnson
                                      Rodney D. Johnson
                                      Chairman

                         PROVIDENT INSTITUTIONAL FUNDS
                    Annual Report of the Investment Adviser

The impact of the Federal Reserve's six tightenings of monetary policy since June 1999 became evident in the second half of the year as the nation's gross domestic product (GDP) fell to a 2.4% pace in the third quarter, less than half the 5.6% rate in the second quarter. Consumer spending, which accounts for two thirds of GDP, led the decline and registered its slowest pace in the last six months in October. U.S. manufacturing also contracted as the third quarter started, falling for four consecutive months. Lastly, the effects of lower stock market valuations began to weaken the consumers' optimism about the outlook for the economy and, consequently, their willingness to spend on goods and services.

The Federal Reserve maintained its restrictive bias during the last six months, although no further changes were effected following the May FOMC meeting. The most significant change in the money market arena was the sharp flattening of the yield curve, as expectations of higher short-term interest rates diminished. From a mid-year range of 7.20% to 7.50%, one-year LIBOR fell to 6.80% by late October. All the while, the federal funds rate remained at 6.50%. The narrowing of yield spreads, particularly beyond six-month maturities, kept most of the funds' investments in the three to six-month sector. In addition, the funds' average weighted maturities, which were moderately extended at mid-year, were maintained at the longer end of a 45-55 day target range. The exception was T-Fund, where high overnight repo yields versus treasuries, argued for a shorter than normal position of 25-30 days.

Total assets of the Trust's ten money market portfolios were $28.9 billion on October 31, 2000, up $4.5 billion from April 30 and $5.3 billion versus one year ago. The funds benefited from market conditions where a growing premium was placed on credit quality and liquidity as the year progressed. The performance of the funds also continued to be very competitive within their respective peer groups. For the one-year period ended October 31, 2000, TempFund and TempCash ranked #23 and #14, respectively, out of 209 institutional money market funds as reported by Lipper Analytical Services. Among institutional treasury funds, T-Fund and Treasury Trust placed #12 and #56 of 124 funds, while FedFund and FedTrust ranked #15 and #17 out of 103 institutional government funds. Of the 92 institutional tax-exempt funds, MuniCash and MuniFund ranked #10 and #26, respectively, for the one-year period. Finally, CalMoney was #4 of 54 California funds, while NYMoney was #3 of 50 New York funds.

We value your interest in the Provident Institutional Funds and hope that our consistent performance and attention to credit quality and liquidity continue to meet your daily cash management needs.

                                         BlackRock Institutional Management
                                          Corporation

                         Provident Institutional Funds
                               TempFund Portfolio
                            Statement of Net Assets
                                October 31, 2000
--------------------------------------------------------------------------------

                                               Maturity   Par
Investments in Securities                        Date    (000)        Value
-------------------------                      -------- -------- ---------------

CERTIFICATES OF DEPOSIT--9.8%
Domestic Certificates Of Deposit
 Bank of America National Trust (A-1+, P-1)
 6.75%.......................................  02/05/01 $100,000 $   100,000,000
 6.77%.......................................  03/07/01  100,000     100,000,000
 6.68%.......................................  03/12/01  100,000     100,000,000
 6.70%.......................................  04/10/01  100,000     100,000,000
 6.60%.......................................  04/23/01  150,000     150,000,000
 Bank One NA (A-1, P-1)
 6.83%.......................................  12/06/00   50,000      50,002,947
 6.75%.......................................  12/29/00  225,000     225,000,000
 6.67%.......................................  04/11/01  200,000     200,000,000
 6.61%.......................................  04/26/01  140,000     140,000,000
 6.69%.......................................  11/14/00  100,000     100,000,000
 First Tennessee Bank (A-1, P-1)
 6.57%.......................................  12/27/00  200,000     200,000,000
 Wilmington Trust Company (A-1, P-1)
 6.67%.......................................  02/12/01  200,000     200,000,000
                                                                 ---------------
  Total.........................................................   1,665,002,947
                                                                 ---------------
COMMERCIAL PAPER--60.6%
Asset Backed Securities--22.6%
 Corporate Asset Funding Inc. (A-1+, P-1)
 6.50%.......................................  11/20/00  125,000     124,571,181
 6.50%.......................................  11/21/00  125,000     124,548,611
 Corporate Receivables Corp. (A-1+, P-1)
 6.50%.......................................  11/20/00  125,000     124,571,181
 6.50%.......................................  11/22/00  100,000      99,620,833
 6.49%.......................................  12/08/00   70,000      69,533,081
 6.49%.......................................  12/08/00  150,000     148,999,458
 CXC Inc. (A-1+, P-1)
 6.55%.......................................  11/09/00  100,000      99,854,444
 6.56%.......................................  11/09/00  100,000      99,854,222
 6.50%.......................................  11/20/00  100,000      99,656,944
 6.50%.......................................  11/22/00   50,000      49,810,417
 6.49%.......................................  12/12/00   75,000      74,445,646
 6.49%.......................................  12/13/00  100,000      99,242,833
 6.56%.......................................  01/24/01   75,000      73,852,000
 6.53%.......................................  02/07/01   64,500      63,353,441
 6.48%.......................................  03/14/01  125,000     122,007,500
 Delaware Funding Corp. (A-1+, P-1)
 6.53%.......................................  01/26/01  101,730     100,143,069
 Edison Asset Securitization LLC (A-1+, P-1)
 6.50%.......................................  11/09/00  300,000     299,566,667
 6.51%.......................................  11/17/00  200,000     199,421,333

                                                Maturity   Par
Investments in Securities                         Date    (000)        Value
-------------------------                       -------- -------- ---------------

COMMERCIAL PAPER (continued)
Asset Backed Securities (continued)
 6.54%........................................  01/19/01 $250,000 $   246,412,083
 6.54%........................................  01/22/01   20,000      19,702,067
 6.49%........................................  02/09/01   90,000      88,377,500
 Pooled Accounts Receivable Capital Corp. (A-1+, P-1)
 6.50%........................................  12/15/00   71,205      70,639,316
 Quincy Capital Corp. (A-1+, P-1)
 6.50%........................................  11/15/00  133,359     133,021,898
 Sheffield Receivables Corporation (A-1+, P-1)
 6.52%........................................  11/15/00  176,650     176,202,094
 6.52%........................................  11/20/00  340,400     339,228,646
 6.51%........................................  11/21/00   50,000      49,819,167
 6.49%........................................  12/14/00   50,000      49,612,403
 Trident Capital Finance, Inc. (A-1+, P-1)
 6.50%........................................  11/13/00  225,000     224,512,500
 6.50%........................................  11/14/00  354,400     353,568,144
                                                                  ---------------
                                                                    3,824,148,679
                                                                  ---------------
Food & Kindred Products--0.8%
 Unilever Capital Corp. (A-1, P-1)
 6.52%........................................  11/02/00  132,000     131,976,093
                                                                  ---------------
Insurance Agents, Brokers & Services--1.5%
 Marsh USA Inc. (A-1+, P-1)
 6.65%........................................  11/02/00   50,000      49,990,764
 6.48%........................................  02/21/01  100,000      97,984,000
 6.44%........................................  03/05/01  103,000     100,715,231
                                                                  ---------------
                                                                      248,689,995
                                                                  ---------------
Insurance Carriers, Nec--0.8%
 Aegon Funding Corp. (A-1+, P-1)
 6.77%........................................  11/13/00  135,000     134,695,350
                                                                  ---------------
Life Insurance--1.2%
 Prudential Funding Corp. (A-1, P-1)
 6.54%........................................  11/06/00  100,000      99,909,167
 6.50%........................................  11/30/00  100,000      99,476,389
                                                                  ---------------
                                                                      199,385,556
                                                                  ---------------
Miscellaneous Business Credit Institutions--1.0%
 National Rural Utilities Coop. Finance Corp. (A-1+, P-1)
 6.50%........................................  12/11/00   50,000      49,638,889
 6.53%........................................  01/26/01  130,000     127,972,072
                                                                  ---------------
                                                                      177,610,961
                                                                  ---------------

                               TempFund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

                                                Maturity   Par
Investments in Securities                         Date    (000)        Value
-------------------------                       -------- -------- ---------------

COMMERCIAL PAPER (continued)
Motor Vehicles & Car Bodies--1.2%
 Daimler-Benz North America Corp. (A-1, P-1)
 6.53%........................................  11/13/00 $100,000 $    99,782,333
 6.51%........................................  11/20/00  100,000      99,656,417
                                                                  ---------------
                                                                      199,438,750
                                                                  ---------------
Personal Credit Institutions--10.3%
 Associates Corp. of North America (A-1, P-1)
 6.52%........................................  12/06/00  200,000     198,732,222
 6.48%........................................  12/07/00  125,000     124,190,000
 6.51%........................................  12/07/00  100,000      99,349,000
 6.48%........................................  12/08/00  125,000     124,167,500
 6.48%........................................  12/15/00  150,000     148,812,000
 6.58%........................................  01/09/01  100,000      98,738,833
 Ford Motor Credit Company (A-1, P-1)
 6.49%........................................  11/21/00  300,000     298,918,333
 6.48%........................................  12/04/00  350,000     347,921,000
 General Motors Acceptance Corp. (A-1, P-1)
 6.49%........................................  11/21/00  300,000     298,918,333
                                                                  ---------------
                                                                    1,739,747,221
                                                                  ---------------
Pharmaceutical Preparations--0.5%
 Pfizer, Inc. (A-1+, P-1)
 6.47%........................................  12/01/00   29,058      28,901,329
 6.47%........................................  12/05/00   65,300      64,900,981
                                                                  ---------------
                                                                       93,802,310
                                                                  ---------------
Radio & TV Broadcast & Commercial Equipment--3.8%
 Motorola Inc. (A-1, P-1)
 6.48%........................................  02/15/01  252,000     247,191,840
 6.48%........................................  02/16/01   46,000      45,114,040
 6.47%........................................  02/23/01   56,000      54,852,653
 6.44%........................................  03/05/01  150,000     146,672,667
 6.40%........................................  04/12/01  150,000     145,680,000
                                                                  ---------------
                                                                      639,511,200
                                                                  ---------------
Security Brokers & Dealers--4.6%
 Credit Suisse First Boston Inc. (A-1+, P-1)
 6.47%........................................  02/20/01  250,000     245,012,708
 Merrill Lynch & Co. Inc. (A-1+, P-1)
 6.52%........................................  01/18/01  150,000     147,881,000
 Morgan Stanley Dean Witter (A-1+, P-1)
 6.58%........................................  01/12/01  200,000     197,368,000

                                                Maturity   Par
Investments in Securities                         Date    (000)        Value
-------------------------                       -------- -------- ---------------

COMMERCIAL PAPER (continued)
Security Brokers & Dealers (continued)
 Salomon Smith Barney Holdings, Inc. (A-1, P-1)
 6.50%........................................  11/06/00 $200,000 $   199,819,445
                                                                  ---------------
                                                                      790,081,153
                                                                  ---------------
Short-Term Business Credit Institutions--6.4%
 CIT Group Holdings Inc. (A-1, P-1)
 6.50%........................................  11/28/00  100,000      99,512,500
 General Electric Capital Corp. (A-1+, P-1)
 6.53%........................................  12/08/00  190,000     188,724,836
 6.85%........................................  01/08/01  200,000     197,412,222
 6.50%........................................  02/12/01  100,000      98,140,278
 6.47%........................................  02/21/01  170,000     166,578,089
 6.50%........................................  03/09/01  200,000     195,377,778
 Motorola Credit Corp. (A-1, P-1)
 6.48%........................................  02/20/01  138,000     135,242,760
                                                                  ---------------
                                                                    1,080,988,463
                                                                  ---------------
Soaps & Detergents Cleaning--0.6%
 Procter & Gamble Co. (A-1+, P-1)
 6.51%........................................  11/30/00  100,000      99,475,583
                                                                  ---------------
Telephone Communications--5.3%
 AT&T Corp. (A-1+, P-1)
 6.48%........................................  11/02/00   50,000      49,991,000
 BellSouth Capital Funding Corp. (A-1+, P-1)
 6.48%........................................  11/16/00   99,050      98,782,565
 6.47%........................................  02/23/01  200,000     195,902,333
 Verizon Global Funding (A-1, P-1)
 6.50%........................................  11/02/00   50,000      49,990,972
 6.50%........................................  11/03/00   50,000      49,981,945
 6.48%........................................  12/05/00   50,000      49,694,000
 6.48%........................................  12/07/00   45,000      44,708,400
 6.48%........................................  12/08/00   42,000      41,720,280
 6.48%........................................  12/13/00   46,425      46,074,027
 6.48%........................................  12/14/00   30,200      29,966,252
 6.50%........................................  01/22/01   40,000      39,407,778
 6.50%........................................  01/23/01   45,000      44,325,625
 6.50%........................................  01/25/01   46,000      45,294,028
 6.50%........................................  01/26/01   60,000      59,068,333
 6.50%........................................  01/29/01   50,000      49,196,528
                                                                  ---------------
                                                                      894,104,066
                                                                  ---------------
  Total..........................................................  10,253,655,380
                                                                  ---------------

                               TempFund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                     Maturity   Par
in Securities                                     Date    (000)       Value
-------------                                   -------- -------- --------------

TIME DEPOSITS--6.2%
 Fifth Third Bank (A-1+, P-1)
 6.56%........................................  11/01/00 $250,000 $  250,000,000
 Fleet Bank N.A. Rhode Island (A-1, P-1)
 6.59%........................................  11/01/00  500,000    500,000,000
 Lasalle National Bank (A-1+, P-1)
 6.56%........................................  11/01/00  300,000    300,000,000
                                                                  --------------
  Total..........................................................  1,050,000,000
                                                                  --------------
VARIABLE RATE OBLIGATIONS**--14.9%
Banks--9.7%
 American Express Centurion Bank (A-1, P-1)
 6.68%........................................  11/01/00  100,000    100,000,000
 Bank of America, N.A. (A-1+, P-1)
 6.67%........................................  11/01/00  250,000    250,000,000
 6.73%........................................  11/27/00   65,000     65,024,083
 Bank One Corp. (A-1, P-1)
 6.71%........................................  11/20/00   15,000     15,000,284
 6.88%........................................  01/26/01   25,000     25,008,109
 Citigroup Inc. (A-1+, P-1)
 6.58%........................................  11/06/00  125,000    125,000,000
 6.59%........................................  11/10/00  150,000    150,000,000
 First Union National Bank (A-1, P-1)
 6.68%........................................  11/01/00  150,000    150,000,000
 SMM Trust Series 2000A (A-1+, P-1)
 6.64%........................................  11/13/00  314,350    314,350,000
 SMM Trust Series 2000B (A-1+, P-1)
 6.64%........................................  11/13/00  225,000    225,000,000
 SMM Trust Series 2000G (A-1+, P-1)
 6.69%........................................  12/04/00  215,000    215,000,000
                                                                  --------------
                                                                   1,634,382,476
                                                                  --------------
Miscellaneous Business Credit Institutions--1.4%
 National Rural Utilities Coop. Finance Corp.
  (A-1+, P-1)
 6.71%........................................  01/24/01  242,000    242,000,000
                                                                  --------------
Security Brokers & Dealers--2.3%
 Merrill Lynch & Co., Inc. (A-1+, P-1)
 6.58%........................................  11/06/00  150,000    149,959,562
 6.76%........................................  12/05/00   72,000     72,034,095
 6.76%........................................  01/12/01  171,000    170,984,719
                                                                  --------------
                                                                     392,978,376
                                                                  --------------

Investments                                     Maturity   Par
in Securities                                     Date    (000)       Value
-------------                                   -------- -------- --------------

VARIABLE RATE OBLIGATIONS** (continued)
Telephone Communications--1.5%
 SBC Communications Inc. (A-1+, P-1)
 6.63%........................................  11/15/00 $245,000 $  244,974,080
                                                                  --------------
  Total..........................................................  2,514,334,932
                                                                  --------------
MEDIUM TERM NOTES--3.5%
Security Brokers & Dealers
 Goldman Sachs Group Inc. (A-1+, P-1)
 6.73%........................................  12/26/00  275,000    275,000,000
 6.85%........................................  01/19/01  200,000    200,000,000
 6.79%........................................  02/09/01  125,000    125,000,000
                                                                  --------------
  Total..........................................................    600,000,000
                                                                  --------------
REPURCHASE AGREEMENTS--5.3%
 Morgan (J.P.) Securities, Inc.
 6.45%........................................  11/01/00  200,000    200,000,000
 (Agreement dated 10/31/00 to be repurchased at $200,035,833, collateralized by $203,529,000 U.S. Treasury Notes 5.50% due
  08/31/01. The market value is $204,000,160.)
 Morgan Stanley & Co., Inc.
 6.50%........................................  11/01/00   98,100     98,100,000
 (Agreement dated 10/31/00 to be repurchased at $98,117,713, collateralized by $204,913,000 U.S. Treasury STRIPS 0.00% due
  from 05/15/01 to 08/15/21. The market value is $100,108,130.)
 6.625%.......................................  11/01/00  408,000    408,000,000
 (Agreement dated 10/31/00 to be repurchased at $408,075,083, collateralized by $1,021,671,726 Government National Mortgage
  Association Bonds 5.50% to 7.375% due from 02/20/24 to
  07/20/30. The market value is $420,318,878.)
 UBS Warburg Dillon Read LLC
 6.45%........................................  11/01/00  195,000    195,000,000
 (Agreement dated 10/31/00 to be repurchased at $195,034,938, collateralized by $204,575,000 U.S. Treasury Bills due
  04/12/01. The market value is $198,900,089.)
                                                                  --------------
  Total..........................................................    901,100,000
                                                                  --------------

                              TempFund Portfolio
                      Statement of Net Assets (Concluded)
-------------------------------------------------------------------------------

                                                               Value
                                                          ---------------

TOTAL INVESTMENTS IN SECURITIES
 (Cost $16,984,093,259*).........................  100.3% $16,984,093,259
LIABILITIES IN EXCESS OF OTHER ASSETS............   (0.3)     (53,423,861)
                                                   -----  ---------------
NET ASSETS (Equivalent to $1.00 per share based
 on 15,863,354,124 Institutional Shares,
 815,148,331 Dollar Shares and 30,242,605 Cash
 Management Shares and 222,325,935 Cash Reserve
 Shares outstanding.)............................  100.0% $16,930,669,398
                                                   =====  ===============
NET ASSETS VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE ($16,930,669,398 / 16,931,070,995)...............            $1.00
                                                                    =====

--------
 * Cost for federal income tax purposes.
** Variable Rate Obligations--The interest rate shown is as of October 31, 2000, and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.



                              TempFund Portfolio
                             Maturity Information
                               October 31, 2000
                                  (Unaudited)

    Maturity                            Par                                           Percentage
  -------------                    --------------                                     ----------
      1-30 Days                    $8,411,309,000                                        49.3%
     31-60 Days                     3,151,188,000                                        18.4
     61-90 Days                     2,105,730,000                                        12.3
    91-120 Days                     1,891,500,000                                        11.1
   121-150 Days                       778,000,000                                         4.6
  Over 150 Days                       740,000,000                                         4.3

                      Average Weighted Maturity--48 days


The Duff & Phelps, Fitch Investors Service, Moody's Investors Service, Standard & Poor's Ratings Service and TBW, Inc. ratings of the investments are believed to be the most recent ratings available at October 31, 2000. The ratings have not been audited by the Independent Accountants and, therefore, are not covered by the Report of Independent Accountants.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                               TempCash Portfolio
                            Statement of Net Assets
                                October 31, 2000
--------------------------------------------------------------------------------

                                                Maturity   Par
Investments in Securities                         Date    (000)        Value
-------------------------                       -------- -------- ---------------

AGENCY OBLIGATIONS--1.7%
 Federal Home Loan Mortgage Corporation
 6.42%........................................  01/25/01 $ 75,000 $    73,863,125
                                                                  ---------------
  Total..........................................................      73,863,125
                                                                  ---------------
CERTIFICATES OF DEPOSIT--12.5%
Yankee Certificates Of Deposit--10.1%
 Dai-Ichi Kangyo Bank-Yankee (A-2, P-1, F1, T-1)
 6.62%........................................  11/14/00  100,000     100,000,277
 6.61%........................................  12/20/00   50,000      50,000,000
 Deutsche Bank-Yankee (A-1+, P-1)
 6.90%........................................  12/05/00   75,000      75,000,000
 Norinchukin Bank-Yankee (A-1, P-1)
 6.60%........................................  11/06/00  100,000     100,000,000
 6.73%........................................  01/12/01  100,000     100,000,000
                                                                  ---------------
                                                                      425,000,277
                                                                  ---------------
Yankee Dollar Certificates Of Deposit--2.4%
 Natexis Banque Populaires S.A. Yankee (A-1, P-1)
 6.63%........................................  02/27/01  100,000     100,000,000
                                                                  ---------------
  Total..........................................................     525,000,277
                                                                  ---------------
COMMERCIAL PAPER--70.4%
Aircraft Parts & Auxiliary Equipment, Nec--1.2%
 Textron Financial (A-1, P-1)
 6.53%........................................  11/15/00   50,000      49,873,028
                                                                  ---------------
Asset Backed Securities--15.0%
 Crown Point Capital Co. (A-1, F1)
 6.58%........................................  01/22/01  108,479     106,853,141
 Edison Asset Securitzation LLC (A-1+, P-1)
 6.52%........................................  11/22/00   75,000      74,714,750
 Emerald Certificates Program (A-1+, P-1)
 6.54%........................................  11/14/00   23,000      22,945,682
 Fairway Finance, Ltd. (A-1, P-1)
 6.53%........................................  11/15/00   37,372      37,277,096
 6.50%........................................  12/15/00   41,901      41,568,120
 6.50%........................................  12/15/00   50,000      49,602,778
 K2 (USA) LLC (A-1+, P-1)
 6.48%........................................  04/10/01   30,000      29,136,000
 6.47%........................................  04/17/01   50,000      48,499,319
 6.60%........................................  04/17/01   50,000      48,469,167
 Links Finance LLC (A-1+, P-1)
 6.54%........................................  11/07/00   20,000      19,978,200

                                               Maturity   Par
Investments in Securities                        Date    (000)        Value
-------------------------                      -------- -------- ---------------

COMMERCIAL PAPER (continued)
Asset Backed Securities (continued)
 New Castle Certificates Program (A-1+, P-1)
 6.55%.......................................  12/07/00 $ 20,000 $    19,869,000
 6.55%.......................................  12/08/00   40,000      39,730,722
 6.55%.......................................  12/20/00   50,000      49,554,236
 Pooled Accounts Receivable Capital Corp. (A-1+, P-1)
 6.53%.......................................  11/13/00   42,062      41,970,445
                                                                 ---------------
                                                                     630,168,656
                                                                 ---------------
Banks--11.4%
 AB Spintab (A-1, P-1)
 6.66%.......................................  11/02/00   42,710      42,702,099
 Den Norske Bank ASA (A-1, P-1)
 6.46%.......................................  12/27/00   45,000      44,547,800
 Forrestal Funding Master Trust (A-1+, P-1)
 6.57%.......................................  02/09/01   90,000      88,358,750
 Ing Bank (Internationale Nederland) (A-1+, P-1)
 6.50%.......................................  02/21/01   50,000      48,988,889
 Intrepid Funding Master Trust (A-1+, P-1)
 6.48%.......................................  02/20/01   61,466      60,237,909
 Svenska Handelsbanken Inc. (A-1, P-1)
 6.41%.......................................  03/30/01  100,000      97,346,972
 Swedbank (A-1, P-1)
 6.46%.......................................  03/15/01  100,000      97,595,444
                                                                 ---------------
                                                                     479,777,863
                                                                 ---------------
Beverages--3.5%
 Coca-Cola Co. (A-1, P-1)
 6.50%.......................................  12/07/00  100,000      99,350,000
 6.48%.......................................  12/22/00   50,000      49,541,000
                                                                 ---------------
                                                                     148,891,000
                                                                 ---------------
Chemicals & Allied Products--1.7%
 BASF (AG) (A-1+, P-1)
 6.45%.......................................  04/27/01   72,000      69,716,700
                                                                 ---------------
Communication Equipment Nec--1.4%
 Alcatel SA (A-1, P-1)
 6.63%.......................................  02/28/01   60,000      58,685,050
                                                                 ---------------

                               TempCash Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

                                               Maturity   Par
Investments in Securities                        Date    (000)        Value
-------------------------                      -------- -------- ---------------

COMMERCIAL PAPER (continued)
Electrical Industrial Apparatus--2.1%
 Cooper Industries (A-2, P-1, F1)
 6.60%.......................................  12/14/00 $ 44,000 $    43,653,133
 6.60%.......................................  12/14/00   46,000      45,637,367
                                                                 ---------------
                                                                      89,290,500
                                                                 ---------------
Food & Kindred Products--2.3%
 Diageo Capital PLC (A-1, P-1)
 6.47%.......................................  02/06/01   50,000      49,127,674
 6.48%.......................................  02/06/01   50,000      49,127,000
                                                                 ---------------
                                                                      98,254,674
                                                                 ---------------
Government--4.6%
 Quebec Province (A-1+, P-1)
 6.45%.......................................  02/22/01   25,000      24,493,854
 6.44%.......................................  02/27/01  100,000      97,889,111
 6.45%.......................................  02/28/01   30,000      29,360,375
 6.42%.......................................  03/22/01   42,000      40,943,910
                                                                 ---------------
                                                                     192,687,250
                                                                 ---------------
Motors & Generators--1.2%
 Emerson Electric Co. (A-1+, P-1)
 6.52%.......................................  12/22/00   50,000      49,538,167
                                                                 ---------------
Personal Credit Institutions--7.0%
 Associates Corp. (A-1, P-1)
 6.51%.......................................  12/05/00  100,000      99,385,167
 6.66%.......................................  12/29/00  100,000     100,000,000
 Countrywide Funding Corp. (A-1, P-2, F1)
 6.53%.......................................  11/15/00   95,000      94,758,753
                                                                 ---------------
                                                                     294,143,920
                                                                 ---------------
Petroleum Refining--2.1%
 Repsol International Finance BV (P-1, F-1)
 6.60%.......................................  02/05/01   40,000      39,296,000
 6.57%.......................................  03/05/01   50,000      48,868,500
                                                                 ---------------
                                                                      88,164,500
                                                                 ---------------
Primary Production Of Aluminum--1.4%
 Alcoa, Inc. (A-1, P-1)
 6.51%.......................................  12/14/00   60,000      59,533,450
                                                                 ---------------

                                               Maturity   Par
Investments in Securities                        Date    (000)        Value
-------------------------                      -------- -------- ---------------

COMMERCIAL PAPER (continued)
Security Brokers & Dealers--9.1%
 Bear Stearns Co., Inc. (A-1, P-1)
 6.47%.......................................  12/20/00 $ 50,000 $    49,559,681
 Goldman Sachs GP (A-1+, P-1)
 6.50%.......................................  02/15/01   40,000      39,234,444
 Lehman Brothers Holdings, Inc. (A-1, P-2, F1)
 6.80%.......................................  12/05/00   75,000      74,518,333
 6.72%.......................................  12/15/00   50,000      49,589,333
 6.48%.......................................  03/22/01   75,000      73,096,500
 Merrill Lynch & Co., Inc. (A-1+, P-2, F1)
 6.50%.......................................  01/30/01  100,000      98,375,000
                                                                 ---------------
                                                                     384,373,291
                                                                 ---------------
Short-Term Business Credit Institutions--6.4%
 General Electric Capital Corp. (A-1+, P-1)
 6.51%.......................................  02/12/01   50,000      49,068,708
 6.50%.......................................  02/15/01  100,000      98,086,111
 Heller Financial, Inc. (A-2, P-2, F1, T-1)
 6.58%.......................................  11/15/00   25,000      24,936,028
 6.58%.......................................  11/21/00   50,000      49,817,222
 6.60%.......................................  01/19/01   50,000      49,275,833
                                                                 ---------------
                                                                     271,183,902
                                                                 ---------------
  Total.........................................................   2,964,281,951
                                                                 ---------------
TIME DEPOSITS--4.4%
 National Australia Bank, Ltd. (A-1+, P-1)
 6.56%.......................................  11/01/00  185,000     185,000,000
                                                                 ---------------
  Total.........................................................     185,000,000
                                                                 ---------------
VARIABLE RATE OBLIGATIONS**--10.4%
Banks--5.1%
 Bank One Corp. (A-1, P-1)
 6.73%.......................................  11/17/00   25,000      25,007,832
 SMM Trust Series 2000A (A-1+, P-1)
 6.64%.......................................  11/13/00   40,000      40,000,000
 SMM Trust Series 2000B (A-1+, P-1)
 6.64%.......................................  11/13/00  150,000     150,000,000
                                                                 ---------------
                                                                     215,007,832
                                                                 ---------------

                              TempCash Portfolio
                      Statement of Net Assets (Continued)
-------------------------------------------------------------------------------

                                               Maturity   Par
Investments in Securities                        Date    (000)        Value
-------------------------                      -------- -------- ---------------

VARIABLE RATE OBLIGATIONS** (continued)
Life Insurance--2.9%
 Allstate Life Insurance Co. (A-1, P-1)
 6.77%.......................................  11/01/00 $ 50,000 $    50,000,000
 Monumental Life Insurance Co. (A-1+, P-1)
 6.75%.......................................  11/01/00   75,000      75,000,000
                                                                 ---------------
                                                                     125,000,000
                                                                 ---------------
Security Brokers & Dealers--1.2%
 Merrill Lynch & Co., Inc. (A-1, P-1, F1+)
 6.76%.......................................  01/12/01   50,000      49,995,532
                                                                 ---------------
Telephone Communications--1.2%
 Vodafone Airtouch PLC (A-1, P-1, F1)
 6.76%.......................................  12/21/00   50,000      49,998,080
                                                                 ---------------
  Total......................................                        440,001,444
                                                                 ---------------
REPURCHASE AGREEMENTS--1.0%
 Morgan Stanley & Co., Inc.
 6.625%......................................  11/01/00   42,300      42,300,000
 (Agreement dated 10/31/00 to be repurchased at $42,307,784
  collateralized by $133,125,000 Government National Mortgage
  Association Bonds 6.125% to 8.00% due from 10/20/24 to
  09/15/30. The market value is 43,628,512.)
                                                                 ---------------
  Total.........................................................      42,300,000
                                                                 ---------------


                                                                     Value
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
 (Cost $4,230,446,797*).................................  100.4% $4,230,446,797
LIABILITIES IN EXCESS OF OTHER ASSETS...................   (0.4)    (17,294,286)
                                                          -----  --------------
NET ASSETS (Equivalent to $1.00 per share based on
 3,785,826,240 Institutional Shares and 427,706,309
 Dollar Shares outstanding).............................  100.0% $4,213,152,511
                                                          =====  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($4,213,152,511 / 4,213,532,549)..............................           $1.00
                                                                          =====

--------
 *  Cost for federal income tax purposes.
** Variable Rate Obligations--The rate shown is the rate as of October 31, 2000 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount can be recovered upon demand.

                              TempCash Portfolio
                             Maturity Information
                               October 31, 2000
                                  (Unaudited)

    Maturity                            Par                                           Percentage
  -------------                    --------------                                     ----------
      1-30 Days                    $1,227,444,000                                        28.8%
     31-60 Days                     1,146,901,000                                        26.8
     61-90 Days                       383,479,000                                         9.0
    91-120 Days                       946,466,000                                        22.1
   121-150 Days                       367,000,000                                         8.6
  Over 150 Days                       202,000,000                                         4.7

                      Average Weighted Maturity--66 days


The Duff & Phelps, Fitch Investors Service, Moody's Investors Service, Standard & Poor's Ratings Service and TBW, Inc. ratings of the investments are believed to be the most recent ratings available at October 31, 2000. The ratings have not been audited by the Independent Accountants and, therefore, are not covered by the Report of Independent Accountants.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                               FedFund Portfolio
                            Statement of Net Assets
                                October 31, 2000
--------------------------------------------------------------------------------

Investments                                     Maturity   Par
in Securities                                     Date    (000)       Value
-------------                                   -------- -------- --------------

U.S. GOVERNMENT SECURITIES--1.8%
 U.S.Treasury Bills
 6.17%........................................  02/01/01 $ 30,000 $   29,532,487
                                                                  --------------
  Total..........................................................     29,532,487
                                                                  --------------
U.S. GOVERNMENT AGENCY & INSTRUMENTALITY OBLIGATIONS--66.9%
Federal Home Loan Bank Discount Notes--3.0%
 6.37%........................................  02/16/01   25,000     24,526,674
 6.38%........................................  02/23/01   25,000     24,494,917
                                                                  --------------
                                                                      49,021,591
                                                                  --------------
Federal Home Loan Bank Variable Rate Notes**--9.9%
 6.41%........................................  11/01/00   30,000     29,983,171
 6.47%........................................  11/01/00   25,000     24,993,560
 6.49%........................................  11/01/00   20,000     19,998,336
 6.58%........................................  01/12/01   20,000     19,987,098
 6.48%........................................  01/18/01   30,000     29,985,099
 6.55%........................................  01/19/01   35,000     34,976,963
                                                                  --------------
                                                                     159,924,227
                                                                  --------------
Federal Home Loan Mortgage Corporation Bonds--4.3%
 5.99%........................................  12/06/00   10,000      9,998,958
 6.35%........................................  01/05/01   50,000     49,959,022
 6.40%........................................  02/08/01   10,000      9,986,372
                                                                  --------------
                                                                      69,944,352
                                                                  --------------
Federal Home Loan Mortgage Corporation Discount Notes--5.9%
 6.38%........................................  11/14/00   50,000     49,884,806
 6.39%........................................  11/16/00    4,804      4,791,209
 6.46%........................................  01/16/01   16,369     16,145,906
 6.42%........................................  01/18/01   14,374     14,174,058
 6.42%........................................  06/21/01   11,200     10,736,619
                                                                  --------------
                                                                      95,732,598
                                                                  --------------
Federal Home Loan Mortgage Corporation Variable Rate Notes**--
 1.5%
 6.41%........................................  11/20/00   25,000     24,997,776
                                                                  --------------
Federal National Mortgage Association Bonds--3.1%
 6.57%........................................  04/26/01   15,000     14,992,405
 6.84%........................................  07/18/01   10,000      9,999,290

Investments                                   Maturity
in Securities                                   Date    Par (000)     Value
-------------                                 ----------------------------------

U.S. GOVERNMENT AGENCY & INSTRUMENTALITY OBLIGATIONS (continued)
Federal National Mortgage Association Bonds
 (continued)
 6.64%......................................   09/18/01 $  25,000 $   24,991,777
                                                                  --------------
                                                                      49,983,472
                                                                  --------------
Federal National Mortgage Association
 Discount Notes--26.1%
 6.39%......................................   11/09/00    30,000     29,957,400
 6.41%......................................   11/16/00    50,000     49,866,458
 6.38%......................................   11/22/00    19,823     19,749,225
 6.50%......................................   12/07/00    30,000     29,805,000
 6.47%......................................   12/14/00    30,000     29,768,158
 6.42%......................................   01/04/01    25,000     24,714,667
 6.43%......................................   01/11/01    50,000     49,365,931
 6.47%......................................   01/11/01    25,000     24,680,993
 6.43%......................................   01/18/01    40,000     39,442,733
 6.43%......................................   01/25/01    25,000     24,620,451
 6.47%......................................   01/25/01    32,000     31,511,533
 6.39%......................................   02/08/01    25,000     24,560,688
 6.37%......................................   02/22/01    30,000     29,400,158
 6.52%......................................   06/04/01    15,000     14,415,917
                                                                  --------------
                                                                     421,859,312
                                                                  --------------
Federal National Mortgage Association Variable Rate Notes**--6.1%
 6.47%......................................   11/01/00    33,000     32,980,571
 6.77%......................................   11/07/00    40,000     40,000,000
 6.53%......................................   11/24/00    25,000     25,000,000
                                                                  --------------
                                                                      97,980,571
                                                                  --------------
Student Loan Marketing Association Master Notes--1.9%
 6.62%......................................   11/07/00    30,000     30,000,000
                                                                  --------------
Student Loan Marketing Association Variable Rate Notes**--5.1%
 6.80%......................................   11/07/00    25,000     24,986,146
 6.82%......................................   11/07/00    20,000     19,992,636
 6.87%......................................   11/07/00    17,000     17,000,000
 7.07%......................................   11/07/00    20,000     20,000,000
                                                                  --------------
                                                                      81,978,782
                                                                  --------------
  Total..........................................................  1,081,422,681
                                                                  --------------

                               FedFund Portfolio
                      Statement of Net Assets (Continued)
-------------------------------------------------------------------------------

Investments                                    Maturity   Par
in Securities                                    Date    (000)        Value
-------------                                  -------- -------- ---------------

REPURCHASE AGREEMENTS--33.4%
 Deutsche Bank Securities, Inc.
 6.61%.......................................  11/01/00 $150,000 $   150,000,000
 Agreement dated 10/31/00 to be repurchased at $150,027,542, collateralized by $321,752,500 Federal National Mortgage
  Association Adjustable Rate Notes 6.607% due 04/01/34. The
  market value is $154,500,000.)
 Lehman Brothers, Inc.
 6.50%.......................................  11/01/00   31,300      31,300,000
 Agreement dated 10/31/00 to be repurchased at $31,305,651,
  collateralized by $68,886,247 Government National Mortgage
  Association Bonds 6.50% to 8.50% due from 12/15/07 to
  12/15/28. The market value is $32,239,847.)
 Morgan Stanley & Co., Inc.
 6.50%.......................................  11/01/00   33,000      33,000,000
 (Agreement dated 10/31/00 to be repurchased at $33,005,958, collateralized by $50,298,361 Federal Home Loan Mortgage
  Corporation STRIPS and U.S. Treasury Notes 0.00% to 5.50% due
  from 01/31/03 to 09/01/29. The market value is $33,870,963.)
 6.625%......................................  11/01/00  200,000     200,000,000
 (Agreement dated 10/31/00 to be repurchased at $200,036,806, collateralized by $581,019,918 Government National Mortgage
  Association Bonds 6.50% to 8.00% due from 11/20/23 to
  09/15/30. The market value is $206,096,952.)
 6.53%.......................................  11/03/00   50,000      50,000,000
 (Agreement dated 10/26/00 to be repurchased at $50,072,556, collateralized by $76,209,639 Federal Home Loan Mortgage
  Corporation STRIPS and U.S. Treasury Notes 0.00% to 5.50% due
  from 01/31/03 to 09/01/29. The market value is $51,319,640.)

Investments                                     Maturity   Par
in Securities                                     Date    (000)       Value
-------------                                   -------- -------- --------------

REPURCHASE AGREEMENTS (continued)
 UBS Warburg Dillon Read LLC
 6.55%........................................  03/29/01 $ 50,000 $   50,000,000
 (Agreement dated 09/26/00 to be repurchased at $51,673,889, collateralized by $50,685,000 Federal Home Loan Mortgage
  Corporation Bonds, Federal National Mortgage Association
  Medium Term Notes and U.S. Treasury Notes 6.00% to 7.58% due
  from 08/21/03 to 08/15/09. The market value is $51,830,059.)
 6.58%........................................  03/29/01   25,000     25,000,000
 (Agreement dated 09/28/00 to be repurchased at $25,831,639, collateralized by $54,647,000 Federal Home Loan Mortgage
  Corporation Bonds, Resolution Funding Corporation STRIPS and
  U.S. Treasury Notes 0.00% to 7.58% due 06/12/06 to 10/15/13.
  The market value is $25,908,993.)
                                                                  --------------
  Total..........................................................    539,300,000
                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
 (Cost $1,650,255,168*).............................  102.1%  1,650,255,168
LIABILITIES IN EXCESS OF OTHER ASSETS...............   (2.1)    (33,511,818)
                                                      -----  --------------
NET ASSETS (equivalent to $1.00 per share based on
 1,400,405,428 Institutional Shares and 216,538,523
 Dollar Shares outstanding).........................  100.0% $1,616,743,350
                                                      =====  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($1,616,743,350 / 1,616,943,951)..........................           $1.00
                                                                      =====

--------
 * Cost for federal income tax purposes.
** Variable Rate Obligations--The interest rate shown is as of October 31, 2000, and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

                               FedFund Portfolio
                      Statement of Net Assets (Concluded)
--------------------------------------------------------------------------------


                               FedFund Portfolio
                              Maturity Information
                                October 31, 2000
                                  (Unaudited)

    Maturity                            Par                                            Percentage
  -------------                     ------------                                       ----------
      1-30 Days                     $928,927,000                                          56.1%
     31-60 Days                       70,000,000                                           4.2
     61-90 Days                      362,743,000                                          21.9
    91-120 Days                      145,000,000                                           8.7
   121-150 Days                       75,000,000                                           4.5
  Over 150 Days                       76,200,000                                           4.6

                         Average Weighted Maturity--49



                See accompanying notes to financial statements.

                         Provident Institutional Funds
                                T-Fund Portfolio
                            Statement of Net Assets
                                October 31, 2000
--------------------------------------------------------------------------------

Investments                                     Maturity   Par
in Securities                                     Date    (000)       Value
-------------                                   -------- -------- --------------

U.S. GOVERNMENT SECURITIES--11.0%
U.S. Treasury Bills--4.1%
 6.17%........................................  01/18/01 $ 70,000 $   69,064,217
 6.17%........................................  01/25/01   50,000     49,272,187
                                                                  --------------
                                                                     118,336,404
                                                                  --------------
U.S. Treasury Notes--6.9%
 5.00%........................................  04/30/01   72,000     71,538,288
 5.63%........................................  05/15/01   35,000     34,856,777
 5.25%........................................  05/31/01   55,000     54,597,049
 6.50%........................................  05/31/01   40,000     39,961,854
                                                                  --------------
                                                                     200,953,968
                                                                  --------------
 Total........................................                       319,290,372
                                                                  --------------
REPURCHASE AGREEMENTS--88.1%
 ABN AMRO, Inc.
 6.55%........................................  11/01/00  130,000    130,000,000
 (Agreement dated 10/31/00 to be repurchased at $130,023,653, collateralized by $141,316,000 U.S Treasury Bonds 5.25% due
  11/15/28. The market value is $132,596,803.)
 Barclay's Capital, Inc.
 6.54%........................................  11/01/00  130,000    130,000,000
 (Agreement dated 10/31/00 to be repurchased at $130,023,617, collateralized by $125,615,000 U.S. Treasury Bonds 6.125% to
  6.375% due from 8/15/27 to 11/15/27. The market value is
  $133,899,317.)
 Bear Stearns & Co., Inc.
 6.56%........................................  11/01/00  130,000    130,000,000
 (Agreement dated 10/31/00 to be repurchased at $130,023,689, collateralized by $290,600,000 U.S. Treasury STRIPS 0.00% due
  from 11/15/13 to 02/15/14. The market value is $132,978,740.)
 Deutsche Bank Securities, Inc.
 6.56%........................................  11/01/00  130,000    130,000,000
 (Agreement dated 10/31/00 to be repurchased at $130,023,689, collateralized by $123,694,000 U.S. Treasury Inflation Index
  Securities 3.375% due 01/15/07. The market value is
  $132,600,317.)

                                                Maturity   Par
Investments in Securities                         Date    (000)       Value
-------------------------                       -------- -------- --------------

REPURCHASE AGREEMENTS (continued)
 Goldman Sachs & Co.
 6.50%........................................  01/08/01 $125,000 $  125,000,000
 (Agreement dated 07/12/00 to be repurchased at $129,062,500, collateralized by $116,914,000 U.S. Treasury Bonds and Notes
  5.875% to 8.75% due from 11/15/04 to 05/15/20. The market
  value is $127,500,089.)
 Greenwich Capital Markets, Inc.
 6.55%........................................  11/01/00  350,000    350,000,000
 (Agreement dated 10/31/00 to be repurchased at $350,063,681, collateralized by $627,209,000 U.S. Treasury STRIPS 0.00% due
  from 11/15/00 to 11/15/24. The market value is $357,001,691.)
 Lehman Brothers, Inc.
 6.44%........................................  11/01/00      500        500,000
 (Agreement dated 10/31/00 to be repurchased at $500,089,
  collateralized by $515,000 U.S. Treasury Notes 5.75% due
  04/30/03. The market value is $512,749.)
 6.55%........................................  11/01/00  130,000    130,000,000
 (Agreement dated 10/31/00 to be repurchased at $130,023,653, collateralized by $117,269,000 U.S. Treasury Bonds and
  Inflation Indexed Securities 3.625% to 12.75% due from
  07/15/02 to 04/15/28. The market value is $132,606,768.)
 Merrill Lynch Government Securities, Inc.
 6.49%........................................  01/05/01  150,000    150,000,000
 (Agreement dated 08/07/00 to be repurchased at $154,083,292, collateralized by $161,092,500 U.S. Treasury STRIPS 0.00% due
  from 11/15/00 to 08/15/27. The market value is $155,352,080.)
 6.49%........................................  02/16/01   50,000     50,000,000
 (Agreement dated 08/23/00 to be repurchased at $51,595,459, collateralized by $59,268,000 U.S. Treasury STRIPS 0.00% due
  08/15/01 to 02/15/01. The market value is $51,996,359.)

                                T-Fund Portfolio
                      Statement of Net Assets (Concluded)
--------------------------------------------------------------------------------

Investments                                     Maturity   Par
in Securities                                     Date    (000)       Value
-------------                                   -------- -------- --------------

REPURCHASE AGREEMENTS (continued)
 Morgan (J.P.) Securities, Inc.
 6.52%........................................  11/01/00 $130,000 $  130,000,000
 (Agreement dated 10/31/00 to be repurchased at $130,023,544, collateralized by $116,250,000 U.S. Treasury Bonds and Notes
  6.50% to 11.25% due from 08/15/03 to 10/15/06. The market
  value is $132,600,642.)
 Morgan Stanley & Co., Inc.
 6.50%........................................  11/01/00  350,900    350,900,000
 (Agreement dated 10/31/00 to be repurchased at $350,963,357, collateralized by $358,051,245 U.S. Treasury Notes 4.25% to
  6.25% due from 09/30/01to 02/15/07. The market value is
  $358,002,167.)
 6.43%........................................  02/02/01  160,000    160,000,000
 (Agreement dated 10/05/00 to be repurchased at $163,429,333, collateralized by $163,260,755 U.S. Treasury Notes 4.25% to
  6.25% due 02/15/07. The market value is $163,238,378.)
 Nesbitt Burns Securities, Inc.
 6.56%........................................  11/01/00  130,000    130,000,000
 (Agreement dated 10/31/00 to be repurchased at $130,023,689, collateralized by $114,080,000 U.S. Treasury Bonds and Notes
  6.75% to 8.125% due from 02/15/05 to 08/15/26. The market
  value is $132,601,906.)
 Salomon Smith Barney, Inc.
 6.53%........................................  11/01/00  130,000    130,000,000
 (Agreement dated 10/31/00 to be repurchased at $130,023,581, collateralized by $104,015,000 U.S Treasury Bonds 8.125% due
  08/15/21. The market value if $132,671,133.)
 UBS Warburg Dillon Read LLC
 6.55%........................................  11/01/00  130,000    130,000,000
 (Agreement dated 10/31/00 to be repurchased at $130,023,653, collateralized by $227,285,000 U.S Treasury STRIPS 0.00% due
  11/15/14. The market value is $132,602,610.)

Investments                                     Maturity   Par
in Securities                                     Date    (000)       Value
-------------                                   -------- -------- --------------

REPURCHASE AGREEMENTS (continued)
 6.42%........................................  11/07/00 $200,000 $  200,000,000
 (Agreement dated 10/11/00 to be repurchased at $200,963,000, collateralized by $652,455,000 U.S. Treasury Notes and STRIPS
  0.00% to 6.00% due from 08/15/09 to 05/15/20. The market value is $204,768,814.)
                                                                  --------------
  Total..........................................................  2,556,400,000
                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES (Cost $2,875,690,372*)...  99.1%  2,875,690,372
OTHER ASSETS IN EXCESS OF LIABILITIES....................   0.9      26,986,746
                                                          -----  --------------
NET ASSETS (Equivalent to $1.00 per share based on
 2,209,469,530 Institutional Shares, 630,816,540 Dollar
 Shares and 62,481,470 Cash Management Shares
 outstanding.)........................................... 100.0% $2,902,677,118
                                                          =====  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($2,902,677,118 / 2,902,767,540)..............................           $1.00
                                                                          =====

--------
* Cost for federal income tax purposes.

                                T-Fund Portfolio
                              Maturity Information
                                October 31, 2000
                                  (Unaudited)

    Maturity                            Par                                           Percentage
    --------                       --------------                                     ----------
      1-30 Days                    $2,071,400,000                                        72.0%
     61-90 Days                       395,000,000                                        13.7
    91-120 Days                       210,000,000                                         7.3
  Over 150 Days                       202,000,000                                         7.0

                       Average Weighted Maturity--32 days

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                         Federal Trust Fund Portfolio
                            Statement of Net Assets
                               October 31, 2000
-------------------------------------------------------------------------------

Investments                                     Maturity
in Securities                                     Date    Par (000)    Value
-------------                                   --------------------------------

U.S. GOVERNMENT SECURITIES--6.5%
 U.S. Treasury Bills
 6.17%........................................   02/01/01 $  10,000 $  9,844,163
                                                                    ------------
Total..............................................................    9,844,163
                                                                    ------------
U.S. GOVERNMENT AGENCY & INSTRUMENTALITY OBLIGATIONS--100.1%
Federal Farm Credit Bank Discount Notes--25.1%
 6.35%........................................   11/01/00       238      238,000
 6.40%........................................   11/14/00       478      476,895
 6.43%........................................   11/21/00     2,221    2,213,066
 6.36%........................................   11/28/00     1,845    1,836,199
 6.38%........................................   11/30/00       650      646,659
 6.38%........................................   12/04/00     2,100    2,087,718
 6.38%........................................   01/05/01     5,300    5,238,947
 6.38%........................................   01/05/01    10,000    9,884,806
 6.42%........................................   01/05/01     2,235    2,209,093
 6.43%........................................   01/05/01     1,428    1,411,421
 6.39%........................................   01/09/01     3,427    3,385,028
 6.39%........................................   01/12/01     2,000    1,974,440
 6.43%........................................   01/16/01     1,567    1,545,729
 6.32%........................................   03/22/01     5,000    4,876,233
                                                                    ------------
                                                                      38,024,234
                                                                    ------------
Federal Home Loan Bank Discount Notes--42.0%
 6.45%........................................   11/01/00     6,850    6,850,000
 6.49%........................................   11/01/00    10,000    9,999,168
 6.50%........................................   11/24/00    10,000    9,958,472
 6.37%........................................   12/22/00     6,565    6,505,710
 6.43%........................................   01/03/01    10,700   10,579,598
 6.37%........................................   01/19/01     7,000    6,902,150
 4.88%........................................   01/26/01     5,000    4,978,468
 6.66%........................................   04/06/01     8,000    7,996,767
                                                                    ------------
                                                                      63,770,333
                                                                    ------------
Student Loan Marketing Association Variable Rate Notes**--33.0%
 6.62%........................................   11/07/00    25,000   25,000,000
 6.77%........................................   11/07/00    15,000   14,999,515
 7.07%........................................   11/07/00    10,000   10,000,000
                                                                    ------------
                                                                      49,999,515
                                                                    ------------
 Total.............................................................  151,794,082
                                                                    ------------

                                                                      Value
                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES
 (Cost $161,638,245*).....................................  106.6% $161,638,245
LIABILITIES IN EXCESS OF OTHER ASSETS.....................   (6.6)  (10,042,204)
                                                            -----  ------------
NET ASSETS (Equivalent to $1.00 per share based on
 138,523,583 Institutional Shares and 13,193,533 Dollar
 Shares outstanding)......................................  100.0% $151,596,041
                                                            =====  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($151,596,041 / 151,717,116).............................                $1.00
                                                                          =====

--------
 *  Cost for federal income tax purposes is $161,638,942.
** Variable Rate Obligations--the interest rate shown is as of October 31, 2000, and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

                         Federal Trust Fund Portfolio
                             Maturity Information
                               October 31, 2000
                                  (Unaudited)

    Maturity                            Par                                           Percentage
    --------                        -----------                                       ----------
      1-30 Days                     $82,282,000                                          50.7%
     31-60 Days                       8,665,000                                           5.3
     61-90 Days                      48,657,000                                          29.9
    91-120 Days                      10,000,000                                           6.1
   121-150 Days                       5,000,000                                           3.1
  Over 150 Days                       8,000,000                                           4.9

                      Average Weighted Maturity--46 days


                See accompanying notes to financial statements.

                         Provident Institutional Funds
                               Federal Trust Fund
                      Statement of Assets and Liabilities
                                October 31, 2000

ASSETS
  Investments at value, cost ($161,638,245)....................... $161,638,245
  Cash............................................................       38,299
  Interest receivable.............................................      561,422
  Prepaid expenses................................................          576
                                                                   ------------
    Total Assets..................................................  162,238,542
                                                                   ------------
LIABILITIES
  Payable for investment securities purchased.....................    9,844,163
  Accrued expenses................................................       34,772
  Dividend payable................................................      763,566
                                                                   ------------
    Total Liabilities.............................................   10,642,501
                                                                   ------------
NET ASSETS applicable to 138,523,583 Institutional Shares and
 13,193,533 Dollar Shares outstanding............................. $151,596,041
                                                                   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE..........        $1.00
                                                                   ============


                See accompanying notes to financial statements.

                         Provident Institutional Funds
                         Treasury Trust Fund Portfolio
                            Statement of Net Assets
                                October 31, 2000
--------------------------------------------------------------------------------

                                               Maturity   Par
Investments in Securities                        Date    (000)        Value
-------------------------                      -------- -------- ---------------

U.S. GOVERNMENT SECURITIES--102.5%
U.S. Treasury Bills--30.4%
 5.92%.......................................  11/02/00 $    317 $       316,948
 5.90%.......................................  11/09/00   35,000      34,954,111
 5.96%.......................................  11/09/00    7,210       7,200,459
 5.97%.......................................  11/09/00   50,000      49,933,667
 6.00%.......................................  11/09/00   35,000      34,953,333
 6.05%.......................................  11/09/00      690         689,072
 5.97%.......................................  11/24/00      904         900,552
 6.28%.......................................  12/21/00    1,985       1,967,686
 6.29%.......................................  12/21/00   27,285      27,046,635
 6.32%.......................................  12/21/00   18,515      18,352,480
 6.35%.......................................  12/21/00   50,000      49,559,028
 6.08%.......................................  01/18/01   42,195      41,639,608
 6.13%.......................................  01/18/01   12,785      12,615,194
 6.16%.......................................  01/18/01   32,000      31,572,907
 6.17%.......................................  02/01/01   40,000      39,376,650
                                                                 ---------------
                                                                     351,078,330
                                                                 ---------------
U.S. Treasury Notes--72.1%
 5.75%.......................................  11/15/00   25,000      24,994,378
 8.50%.......................................  11/15/00  100,000     100,079,463
 4.63%.......................................  11/30/00   79,440      79,333,413
 5.63%.......................................  11/30/00  195,000     194,897,981
 4.63%.......................................  12/31/00   90,000      89,713,220
 5.50%.......................................  12/31/00   72,000      71,876,381
 4.50%.......................................  01/31/01  235,000     233,909,836
 5.25%.......................................  01/31/01   40,000      39,887,937
                                                                 ---------------
                                                                     834,692,609
                                                                 ---------------


                                                                 Value
                                                             --------------

TOTAL INVESTMENTS IN SECURITIES
 (Cost $1,185,770,939*).............................  102.5% $1,185,770,939
LIABILITIES IN EXCESS OF OTHER ASSETS...............   (2.5)    (28,531,105)
                                                      -----  --------------
NET ASSETS (Equivalent to $1.00 per share based on
 846,944,658 Institutional Shares and 310,670,548
 Dollar Shares outstanding).........................  100.0% $1,157,239,834
                                                      =====  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($1,157,239,834 / 1,157,615,206)..........................           $1.00
                                                                      =====

--------
* Cost for federal income tax purposes is $1,185,801,696.

                         Treasury Trust Fund Portfolio
                              Maturity Information
                                October 31, 2000
                                  (Unaudited)

   Maturity                           Par                                              Percentage
   --------                       ------------                                         ----------
   1-30 Days                      $  3,585,000                                             0.4%
  31-60 Days                       546,989,000                                            55.1
  61-90 Days                       441,800,000                                            44.5

                       Average Weighted Maturity--52 days

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                               MuniFund Portfolio
                            Statement of Net Assets
                                October 31, 2000
--------------------------------------------------------------------------------

Investments                                       Maturity   Par
in Securities                                       Date    (000)      Value
-------------                                     -------- -------- ------------

MUNICIPAL BONDS--100.1%
Alabama--0.4%
 Columbia IDRB (Alabama Power Project) DN (A-1)
 4.60%..........................................  11/01/00 $  3,000 $  3,000,000
                                                                    ------------
Alaska--0.7%
 Anchorage GO (SP-1+, MIG-1)
 4.75%..........................................  02/02/01    5,000    5,007,924
                                                                    ------------
Arizona--0.6%
 Mesa Municipal Development Corporation TECP (A-1+, VMIG-1)
 4.35%..........................................  01/16/01    4,305    4,305,000
                                                                    ------------
Colorado--0.8%
 Colorado Housing Finance Authority Multifamily Housing RB
  (Huntington Project) Series J DN (Federal National Mortgage
  Association) (A-1+)
 4.40%..........................................  11/07/00    1,000    1,000,000
 Douglas County School District TAN
  (SP-1+, VMIG-1)
 5.00%..........................................  06/29/01    2,500    2,510,780
 Jefferson County School District GO MB (MBIA Insurance)
 5.25%..........................................  12/15/00    2,000    2,002,797
                                                                    ------------
                                                                       5,513,577
                                                                    ------------
Connecticut--0.2%
 Connecticut GO Series B DN (A-1+, VMIG-1)
 4.15%..........................................  11/07/00    1,000    1,000,000
                                                                    ------------
Florida--4.1%
 Capital Projects Finance Authority (Florida Hospital Association--
  Capital Projects Loan Program) Series 1998A DN (Credit Suisse
  LOC) (A-1+)
 4.35%..........................................  11/07/00    4,990    4,990,000
 City of Jacksonville PCRB TECP (A-1, P-1)
 4.25%..........................................  11/17/00    3,500    3,500,000
 City of Jacksonville PCRB TECP (A-1+, VMIG-1)
 4.15%..........................................  11/10/00    3,500    3,500,000
 Gainesville Utility Systems TECP (Bayerische Landesbank
  Girozentrale LOC) (A-1+, P-1)
 4.30%..........................................  02/15/01    2,000    2,000,000
 Gainesville Utility Systems TECP (Bayerische Landesbank
  Girozentrale LOC) (A-1+, P-1)
 4.30%..........................................  03/08/01    1,070    1,070,000

Investments                                       Maturity   Par
in Securities                                       Date    (000)      Value
-------------                                     -------- -------- ------------

MUNICIPAL BONDS (continued)
Florida (continued)
 Putnam County PCRB MB (Seminole Electric Project) Series D (A-1+,
  P-1)
 4.35%..........................................  12/15/00 $  2,000 $  2,000,000
 Putnam County PCRB MB (Seminole Electric Project) Series H (A-1+)
 4.15%..........................................  03/15/01    3,000    3,000,000
 St. Lucie PCRB Series 1992 TECP
  (A-1+, VMIG-1)
 4.30%..........................................  12/15/00    5,000    5,000,000
 St. Lucie PCRB Series 1993 TECP
  (A-1+, VMIG-1)
 4.30%..........................................  12/22/00    2,000    2,000,000
 St. Petersburg Capital Improvement RB
  (Apartment & Golf Course Project) Series B DN (Suntrust Bank
  Atlanta LOC)
 4.35%..........................................  11/07/00    1,425    1,425,000
                                                                    ------------
                                                                      28,485,000
                                                                    ------------
Georgia--3.4%
 Atlanta Water RB
 4.40%..........................................  05/01/01    4,000    4,000,000
 Bibb County Development Authority Educational Facilities RB
  (Tattnall Square Academy) DN (Wachovia Bank LOC) (A-1+)
 4.35%..........................................  11/07/00    3,950    3,950,000
 Burke County Development Authority PCRB (Oglethorpe Power
  Corporation Project) Series 1994A DN (FGIC Insurance) (A-1+,
  VMIG-1)
 4.30%..........................................  11/07/00      500      500,000
 Cobb County Development Authority RB
  (Highland Park Associates Project) DN (Suntrust Bank LOC)
 4.40%..........................................  11/07/00    2,050    2,050,000
 Fulton County IDA (Epstein School Project) DN (AMBAC Insurance)
  (A-1+C)
 4.43%..........................................  11/07/00    2,000    2,000,000
 Fulton County IDA (Epstein School Project) DN (Suntrust Bank LOC)
  (A-1+C)
 4.40%..........................................  11/07/00    2,000    2,000,000
 Macon-Bibb County Hospital Authority RAN (The Medical Center of
  Central Georgia) DN (Suntrust Bank LOC)
 4.40%..........................................  11/07/00    3,000    3,000,000

                               MuniFund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                       Maturity   Par
in Securities                                       Date    (000)      Value
-------------                                     -------- -------- ------------

MUNICIPAL BONDS (continued)
Georgia (continued)
 Municipal Electric Authority TECP (Morgan Guaranty Trust LOC) (A-
  1+, P-1)
 4.30%..........................................  12/19/00 $  3,000 $  3,000,000
 Private Colleges & Universities Authority of Georgia RB (Emory
  University Project) Series C
  DN (A-1+, VMIG-1)
 4.25%..........................................  11/07/00    1,000    1,000,000
 Rosewell Housing Authority Multifamily RB (Post Canyon Project) DN
  (Federal National Mortgage Association) (A-1+, VMIG-1)
 4.35%..........................................  11/07/00    1,050    1,050,000
 Smyrna Housing Authority Multifamily Housing RB (F&M Villages
  Project) Series 1997 DN (Federal National Mortgage Association)
  (A-1+)
 4.35%..........................................  11/07/00    1,000    1,000,000
                                                                    ------------
                                                                      23,550,000
                                                                    ------------
Hawaii--0.3%
 Hawaii GO MB (FGIC Insurance)
 5.00%..........................................  12/01/00    1,750    1,751,137
                                                                    ------------
Idaho--0.8%
 Idaho State TAN (SP-1+, MIG-1)
 5.38%..........................................  06/29/01    5,500    5,534,810
                                                                    ------------
Illinois--9.8%
 Chicago GO Series W (First Union Merlot) (Ambac Insurance) (VMIG-
  1)
 4.40%..........................................  01/01/01    2,000    2,000,000
 Chicago Sales Tax RB DN (First Union Merlot) (FGIC Insurance)
  (VMIG-1)
 4.48%..........................................  11/07/00    5,000    5,000,000
 Chicago Sales Tax RB DN (Societe Generale LOC) (A-1+C)
 4.43%..........................................  11/07/00    8,000    8,000,000
 Chicago Skyway Toll Zurich Capital Markets Series Z-3 DN (VMIG-1)
 4.43...........................................  11/07/00    6,000    6,000,000
 Cook County GO DN (A-1+, VMIG-1)
 4.30%..........................................  11/07/00      100      100,000
 Illinois Development Finance Authority PCRB (Illinois Power
  Company Project) (ABN-AMRO Bank N.V. LOC) (A-1+, VMIG-1)
 4.35%..........................................  12/15/00    6,000    6,000,000

Investments                                       Maturity   Par
in Securities                                       Date    (000)      Value
-------------                                     -------- -------- ------------

MUNICIPAL BONDS (continued)
Illinois (continued)
 Illinois Educational Facilities Authority RB (National Louis
  University) Series 1999A DN (Banc One LOC) (A-1+)
 4.39%..........................................  11/07/00 $  2,940 $  2,940,000
 Illinois Health Facilities Authority PCRB Revolving Fund Pooled
  Financing Program (The University of Chicago Project) (A-1+,
  VMIG-1)
 4.35%..........................................  03/07/01    4,000    4,000,000
 Illinois Health Facilities Authority RB (Evanston Hospital
  Corporation Project) (A-1+, VMIG-1)
 4.45%..........................................  07/31/01    8,000    8,000,000
 Illinois Health Facilities Authority RB (Streetville Corporation
  Project) Series A DN
  (A-1+, VMIG-1)
 4.40%..........................................  11/07/00    1,000    1,000,000
 Illinois Metropolitan Pier Expo Authority Eagle
  Tax-Exempt Trust Series 2000 DN (FGIC Insurance) (A-1C+)
 4.43%..........................................  11/07/00    2,000    2,000,000
 Illinois Regional Transportation Eagle Tax-Exempt Trust Series
  2000 DN (MBIA Insurance)
  (A-1C+)
 4.33%..........................................  11/07/00    5,000    5,000,000
 Illinois Trust Receipts GO Series 1999 DN (Societe Generale LOC)
  (A-1C+)
 4.43%..........................................  11/07/00   10,000   10,000,000
 University of Illinois Auxiliary Facilities System RB Eagle Tax-
  Exempt Trust Series 2000 DN
  (A-1+)
 4.43%..........................................  11/07/00    3,855    3,855,000
 University of Illinois Auxiliary Facilities System RB Eagle Tax-
  Exempt Trust Series 2000 DN (MBIA Insurance) (VMIG-1)
 4.48%..........................................  11/07/00    3,500    3,500,000
                                                                    ------------
                                                                      67,395,000
                                                                    ------------
Indiana--0.9%
 Indiana Municipal Power Agency Power Supply System RB Series A DN
  (Toronto Dominion LOC)
  (A-1+, VMIG-1)
 4.30%..........................................  11/07/00      500      500,000

                               MuniFund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                       Maturity   Par
in Securities                                       Date    (000)      Value
-------------                                     -------- -------- ------------

MUNICIPAL BONDS (continued)
Indiana (continued)
 Sullivan IDA PCRB TECP (National Rural Utilities LOC) (A-1+, P-1)
 4.25%..........................................  11/17/00 $  5,400 $  5,400,000
                                                                    ------------
                                                                       5,900,000
                                                                    ------------
Iowa--4.3%
 Des Moines Commercial Development DN (A-1+)
 4.65%..........................................  11/02/00    4,600    4,600,000
 Iowa Finance Authority Hospital Facilities RB Series 1998B DN
  (Harris Trust & Savings Bank LOC)
  (A-1+, VMIG-1)
 4.35%..........................................  11/07/00    1,000    1,000,000
 Iowa Higher Education Loan Authority (Private College Project) DN
  (A-1+, VMIG-1)
 4.40%..........................................  11/07/00    1,700    1,700,000
 Iowa School Corporation Warrant Certificates Series 2000A (SP-1+,
  MIG-1)
 5.50%..........................................  06/22/01    8,000    8,049,332
 Urbandale IDRB (Aurora Business Park Association Project) Series
  1985 DN (A-1+)
 4.60%..........................................  11/07/00    9,200    9,200,000
 Urbandale IDRB (Meredith Association Project) Series 1985 DN (A-
  1+)
 4.60%..........................................  11/07/00    5,000    5,000,000
                                                                    ------------
                                                                      29,549,332
                                                                    ------------
Kansas--1.5%
 City of Burlington MB (A-1+, P-1)
 4.30%..........................................  02/15/01    6,200    6,200,000
 Kansas Department of Transportation Eagle Tax-Exempt Trust Series
  2000 DN (Citibank LOC)
  (A-1C+)
 4.43%..........................................  11/07/00    4,000    4,000,000
                                                                    ------------
                                                                      10,200,000
                                                                    ------------
Kentucky--3.3%
 Clark County PCRB (Eastern Kentucky Power Project) Series J (A-1+,
  P-1)
 4.30%..........................................  04/15/01    5,705    5,705,000
 Kentucky Asset Liability Common General Fund Revenue TRAN Series
  2000A (SP-1+, MIG-1)
 5.25%..........................................  06/27/01    5,000    5,022,143

Investments                                       Maturity   Par
in Securities                                       Date    (000)      Value
-------------                                     -------- -------- ------------

MUNICIPAL BONDS (continued)
Kentucky (continued)
 Kentucky Interlocal School TRAN Series 2000 (SP-1+)
 5.00%..........................................  06/29/01 $  8,700 $  8,732,853
 Somerset RB (Blakley YMCA) Series 2000 DN (Fifth Third Bank LOC)
  (VMIG-1)
 4.35%..........................................  11/07/00    3,615    3,615,000
                                                                    ------------
                                                                      23,074,996
                                                                    ------------
Louisiana--1.3%
 Louisiana Offshore Terminal Authority Deepwater Port Refunding RB
  (Loop LLC) Series 1997A DN (Morgan Guaranty Trust LOC)
  (A-1+, VMIG-1)
 4.35%..........................................  11/07/00    4,710    4,710,000
 Louisiana Public Facilities Authority Hospital RB (Willis-Knighton
  Medical Center Project) Series 1993 DN (Mellon Bank LOC) (A-1)
 4.40%..........................................  11/07/00      880      880,000
 Louisiana Public Facilities Authority Hospital RB (Willis-Knighton
  Medical Center Project) Series 1997 DN (AMBAC Insurance)
  (A-1+, VMIG-1)
 4.40%..........................................  11/07/00      600      600,000
 Plaqumines Port Harbor (A-1+, P-1)
 4.45%..........................................  02/08/01    3,000    3,000,000
                                                                    ------------
                                                                       9,190,000
                                                                    ------------
Maine--0.4%
 Maine Turnpike Authority RB Eagle Tax-Exempt Trust Series 2000 DN
  (Citibank LOC) (A-1C+)
 4.43%..........................................  11/07/00    3,000    3,000,000
                                                                    ------------
Maryland--9.8%
 Baltimore County Revenue Refunding Bonds (Paths at Loveton Farms
  Apartments Facility Project) DN (FNB of Maryland LOC) (A-1)
 4.38%..........................................  11/07/00    5,520    5,520,000
 Frederick County (Homewood Incorporated Facility) DN (FNB Maryland
  LOC) (A-1)
 4.48%..........................................  11/07/00   10,450   10,450,000
 Maryland State Health & Higher Education Facilities Authority RB
  (Catholic Healthcare) Series B DN (Toronto Dominion LOC) (A-1+,
  VMIG-1)
 4.40%..........................................  11/07/00    1,000    1,000,000

                               MuniFund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                       Maturity   Par
in Securities                                       Date    (000)      Value
-------------                                     -------- -------- ------------

MUNICIPAL BONDS (continued)
Maryland (continued)
 Maryland State Health & Higher Education Facilities Authority RB
  (Doctors Community Hospital) Series 1997 DN (Allfirst Bank LOC)
  (A-1)
 4.33%..........................................  11/07/00 $  7,030 $  7,030,000
 Maryland State Health & Higher Education Facilities Authority RB
  (Doctors Community Hospital) Series 1999 DN (Allfirst Bank LOC)
  (A-1)
 4.27%..........................................  11/07/00    3,920    3,920,000
 Maryland State Health & Higher Education Facilities Authority RB
  Series 1993D DN (Allfirst Bank LOC) (A-1)
 4.33%..........................................  11/07/00    5,700    5,700,000
 Maryland State Health & Higher Education Facilities Authority RB
  (The Norwood School) Series 1998 DN (Allfirst Bank LOC) (A-1)
 4.46%..........................................  11/07/00   10,505   10,505,000
 Montgomery County Economic Development Authority RB (Brooke Grove
  Foundation Incorporated Project) DN (Allfirst Bank LOC) (A-1)
 4.38%..........................................  11/07/00    1,965    1,965,000
 Westminster Educational Facilities RB Series 2000 DN (Wachovia
  Bank LOC) (A-1+)
 4.35%..........................................  11/07/00   21,750   21,750,000
                                                                    ------------
                                                                      67,840,000
                                                                    ------------
Michigan--3.1%
 Detroit Economic Development Corporation (Waterfront Reclamation
  Project) Series C DN (Lasalle National Bank LOC) (A-1+)
 4.40%..........................................  11/07/00    2,000    2,000,000
 Detroit Sewer Disposal RB Series 1998A DN (MBIA Insurance) (A-1+,
  VMIG-1)
 4.30%..........................................  11/07/00   12,300   12,300,000
 Garden City Housing Finance Authority (Garden City Housing
  Project) DN (National City Bank LOC) (A-1+)
 4.40%..........................................  11/07/00    3,395    3,395,000
 Michigan State Housing Development Authority Nonprofit Limited
  Obligation RB Series 2000 DN (A-1)
 4.40%..........................................  11/07/00    4,000    4,000,000
                                                                    ------------
                                                                      21,695,000
                                                                    ------------

Investments                                       Maturity   Par
in Securities                                       Date    (000)      Value
-------------                                     -------- -------- ------------

MUNICIPAL BONDS (continued)
Minnesota--3.4%
 Hennepin County GO Series 1997C DN (Westdeutsche Landesbank SPA)
  (A-1+, VMIG-1)
 4.25%..........................................  11/07/00 $    100 $    100,000
 Hennepin County GO Series 2000B DN (Landesbank Hessen Thuringen
  Girozentrale LOC)
  (A-1C+, VMIG-1)
 4.25%..........................................  11/07/00    6,700    6,700,000
 Minneapolis & St. Paul Airport RB Series 2000A DN (FGIC Insurance)
  (VMIG-1)
 4.48%..........................................  11/07/00    5,000    5,000,000
 Minneapolis Convention Center GO Series 2000 DN (Bayerische
  Landesbank Girozentrale LOC)
  (A-1, VMIG-1)
 4.25%..........................................  11/07/00    5,600    5,600,000
 Minneapolis GO RB DN (Bayerische Landesbank Girozentrale LOC) (A-
  1+, VMIG-1)
 4.25%..........................................  11/07/00    2,030    2,030,000
 Minneapolis GO Series 1997A DN (Bayerische Landesbank Girozentrale
  LOC) (A-1+, VMIG-1)
 4.25%..........................................  11/07/00      400      400,000
 Minneapolis GO Series 1997B DN (Bayerische Landesbank Girozentrale
  LOC) (A-1+, VMIG-1)
 4.25%..........................................  11/07/00    1,425    1,425,000
 Minneapolis Public Works SPA DN (Bayerische
  Hypo-Und Verinsbank LOC) (A-1+, VMIG-1)
 4.25%..........................................  11/02/00    1,900    1,900,000
                                                                    ------------
                                                                      23,155,000
                                                                    ------------
Missouri--0.3%
 Kansas City IDRB (Mid-America Health Services Project) Series 1984
  DN (Bank of New York LOC) (A-1, VMIG-1)
 4.60%..........................................  11/07/00      200      200,000
 Maries County IDA Solid Waste Management RB (Kingsford Products
  Company Project) DN
  (Clorox Company Incorporated Guarantee) (A-1)
 4.50%..........................................  11/07/00    1,500    1,500,000
                                                                    ------------
                                                                       1,700,000
                                                                    ------------

                               MuniFund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                       Maturity   Par
in Securities                                       Date    (000)      Value
-------------                                     -------- -------- ------------

MUNICIPAL BONDS (continued)
Nevada--3.2%
 Clark County Airport Systems Series 1993A DN (National Westminster
  LOC) (A-1+, VMIG-1)
 4.25%..........................................  11/07/00 $    900 $    900,000
 Clark County PCRB MB (FGIC Insurance)
 6.90%..........................................  06/01/01    1,000    1,014,384
 Las Vegas Valley Water Authority TECP
  (UBS LOC) (A-1+, P-1)
 4.20%..........................................  12/08/00   13,400   13,400,000
 4.30%..........................................  02/08/01    6,000    6,000,000
 Nevada GO Series A MB
 6.20%..........................................  05/01/01    1,000    1,017,082
                                                                    ------------
                                                                      22,331,466
                                                                    ------------
New Hampshire--0.5%
 New Hampshire Health & Higher Education Facilities Authority (VHA
  of New England Capital Asset Financing Program) Series 1985B DN
  (Mellon Bank N.A. LOC) (A-1+, VMIG-1)
 4.40%..........................................  11/07/00    1,900    1,900,000
 New Hampshire Health & Higher Education Facilities Authority (VHA
  of New England Capital Asset Financing Program) Series 1985D DN
  (AMBAC Insurance) (A-1+, VMIG-1)
 4.40%..........................................  11/07/00    1,600    1,600,000
                                                                    ------------
                                                                       3,500,000
                                                                    ------------
New Jersey--1.6%
 Essex County Public Improvement Authority RB (County Asset Sale
  Project) Series 1995 DN (Morgan Guaranty Trust LOC) (VMIG-1)
 4.25%..........................................  11/07/00    1,000    1,000,000
 New Jersey TRAN [A-1+, P-1]
 4.20%..........................................  12/06/00   10,000   10,000,000
                                                                    ------------
                                                                      11,000,000
                                                                    ------------
North Carolina--1.9%
 Charlotte-Mecklenburg Hospital Authority RB
  (Health Care System Project) Series 1996C DN (Bank of America
  LOC) (A-1+, VMIG-1)
 4.25%..........................................  11/07/00      800      800,000

Investments                                       Maturity   Par
in Securities                                       Date    (000)      Value
-------------                                     -------- -------- ------------

MUNICIPAL BONDS (continued)
North Carolina (continued)
 Mecklenburg County GO DN (Bank of America LOC) (A-1+, VMIG-1)
 4.35%..........................................  11/07/00 $  5,200 $  5,200,000
 Mecklenburg County GO Series 1996C DN
  (Bank of America LOC) (A-1+, VMIG-1)
 4.25%..........................................  11/07/00      200      200,000
 Mecklenberg County GO Series 1998C DN
  (First Union National Bank of North Carolina LOC) (A-1, VMIG-1)
 4.35%..........................................  11/07/00      900      900,000
 North Carolina Medical Care Commission Health Care Facility RB
  (Lutheran Services for the Aging Project) Series 1998 DN (Branch
  Banking and Trust Co. LOC) (A-1)
 4.45%..........................................  11/07/00      100      100,000
 North Carolina Medical Care Commission Hospital RB (Duke
  University Hospital Project) Series 1985D DN (A-1+, VMIG-1)
 4.35%..........................................  11/07/00    1,830    1,830,000
 North Carolina Medical Care Commission Hospital RB (Moses H. Cone
  Memorial Hospital Project) Series 1995 DN (Wachovia Bank LOC)
  (A-1+, VMIG-1)
 4.40%..........................................  11/07/00      225      225,000
 North Carolina Medical Care Commission Hospital RB (Moses H. Cone
  Health System) Series 1998 DN (Wachovia Bank LOC) (A-1+)
 4.40%..........................................  11/07/00      500      500,000
 North Carolina Medical Care (Duke University Project) Series 1985C
  DN (A-1+, VMIG-1)
 4.35%..........................................  11/02/00    3,100    3,100,000
 University of North Carolina Chapel Hill School of Medicine RB
  (Ambulatory Care Clinic Project) Series 1990 DN (A-1+, VMIG-1)
 4.30%..........................................  11/07/00      250      250,000
                                                                    ------------
                                                                      13,105,000
                                                                    ------------
Ohio--5.7%
 Clinton County Hospital RB DN (National City Bank LOC) (VMIG-1)
 4.45%..........................................  11/07/00    8,165    8,165,000

                               MuniFund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                       Maturity   Par
in Securities                                       Date    (000)      Value
-------------                                     -------- -------- ------------

MUNICIPAL BONDS (continued)
Ohio (continued)
 Clinton County Hospital RB (Pooled Financing Programs) Series 1998
  DN (Fifth Third Bank LOC) (A-1+)
 4.45%..........................................  11/07/00 $  5,700 $  5,700,000
 Columbus GO Unlimited Tax DN (Westduetsche Landesbank Girozentrale
  LOC) (A-1+, VMIG-1)
 4.20%..........................................  11/07/00      400      400,000
 Franklin County IDRB (Alco Standard Corporation Project) Series
  1994 DN (Bank America LOC)
  (A-1+, VMIG-1)
 4.40%..........................................  11/07/00      800      800,000
 Lucas County Health Facilities Authority RB
  (Lutheran Homes Society Project) DN
  (Bank One N.A. LOC) (A-1+)
 4.45%..........................................  11/07/00    4,600    4,600,000
 Montgomery County Economic Development Authority RB (Dayton Art
  Institute Project) DN (National City Bank LOC) (A-1, VMIG-1)
 4.40%..........................................  11/07/00    3,400    3,400,000
 Nordonia Hills Local School District BAN Series A
 4.75%..........................................  03/20/01    3,500    3,505,920
 Ohio State University Series 1999B TECP
  (A-1+, P-1)
 4.15%..........................................  11/07/00   10,000   10,000,000
 Ohio Water Development Authority PCRB (Cleveland Electric
  Illuminating Company) Series 1997B DN (Barclays Bank LOC) (A-1+,
  P-1)
 4.35%..........................................  11/07/00    1,900    1,900,000
 Warren County Health Care Facilities RB
  (Otterbein Homes Project) Series 1998B DN
  (Fifth Third Bank Corporation LOC) (A-1+)
 4.55%..........................................  11/07/00      590      590,000
                                                                    ------------
                                                                      39,060,920
                                                                    ------------
Oregon--2.1%
 Umatilla County Hospital Authority RB (Catholic Health
  Initiatives) DN (A-1+, VMIG-1)
 4.40%..........................................  11/07/00   14,600   14,600,000
                                                                    ------------
Pennsylvania--11.6%
 Franklin County IDRB DN (AMBAC Insurance) (A-1+)
 4.43%..........................................  11/02/00    2,000    2,000,000

Investments                                       Maturity   Par
in Securities                                       Date    (000)      Value
-------------                                     -------- -------- ------------

MUNICIPAL BONDS (continued)
Pennsylvania (continued)
 Lancaster County DN (FGIC Insurance) (A-1+)
 4.41%..........................................  11/07/00 $  2,000 $  2,000,000
 Lancaster County Hospital Authority (Quarryville Presbyterian
  Senior Living Facility Project) RB Series 2000 DN (A-1)
 4.40%..........................................  11/07/00    4,000    4,000,000
 Lebanon County Health Facilities DN
  (Allfirst Bank LOC) (A-1)
 4.43%..........................................  11/07/00    3,000    3,000,000
 Pennsylvania Higher Education Facilities Authority RB (University
  of Pennsylvania Health Services Project) Series 1994B DN
  (A-1+, VMIG-1)
 4.40%..........................................  11/07/00   12,955   12,955,000
 Pennsylvania Higher Education Facilities Authority RB (University
  of Pennsylvania Health Services Project) Series 1996C DN (Credit
  Suisse LOC)
  (A-1+, VMIG-1)
 4.40%..........................................  11/07/00   18,800   18,800,000
 Pennsylvania Higher Education Facilities Authority RB (University
  of Pennsylvania Health Services Project) Series 1998B DN (Morgan
  Guaranty LOC)
  (A-1+, VMIG-1)
 4.40%..........................................  11/07/00   27,250   27,250,000
 Philadelphia TRAN Series 2000A (SP-1+, VMIG-1)
 5.00%..........................................  06/29/01   10,000   10,040,342
                                                                    ------------
                                                                      80,045,342
                                                                    ------------
South Carolina--3.5%
 Greenwood County Hospital RB (Self Memorial Hospital) Series B DN
  (Wachovia Bank LOC)
  (A-1+, VMIG-1)
 4.35%..........................................  11/07/00    9,180    9,180,000
 Piedmont Municipal Power Agency Electric Refunding RB Series 1996B
  DN (Credit Suisse LOC)
  (A-1+, VMIG-1)
 4.30%..........................................  11/07/00    1,600    1,600,000
 Piedmont Municipal Power Agency Electric Refunding RB Series 1996C
  DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
 4.30%..........................................  11/07/00    5,000    5,000,000

                               MuniFund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                       Maturity   Par
in Securities                                       Date    (000)      Value
-------------                                     -------- -------- ------------

MUNICIPAL BONDS (continued)
South Carolina (continued)
 South Carolina Public Service Authority TECP
  Series 2000 DN (MBIA Insurance) (A-1C+)
 4.43%..........................................  11/07/00    1,465 $  1,465,000
 South Carolina Public Service Authority TECP (Toronto Dominion
  LOC) (A-1+, P-1)
 4.30%..........................................  03/08/01 $  7,000    7,000,000
                                                                    ------------
                                                                      24,245,000
                                                                    ------------
Tennessee--6.7%
 City of Chattanooga Health, Education & Housing Facility Board
  Series 1999 DN (Amsouth Bank of Alabama LOC) (A-1)
 4.40%..........................................  11/07/00   12,400   12,400,000
 City of Chattanooga IDRB DN (Citibank LOC) (A-1C+)
 4.43%..........................................  11/07/00    2,040    2,040,000
 City of Tusculum Health, Education & Housing Facility Board
  Educational Facilities RB (Tusculum College Project) Series 1998
  DN
  (Suntrust Bank LOC)
 4.40%..........................................  11/07/00    6,800    6,800,000
 Clarksville Public Building Authority of Adjustable Rate Pooled
  Financing RB (Tennessee Municipal Bond Fund) Series 1995 DN
  (Nations Bank LOC) (A-1+)
 4.35%..........................................  11/07/00    1,100    1,100,000
 Memphis General Improvement Refunding RB DN (Westdeutsche
  Landesbank Giroentrale LOC)
  (A-1+, VMIG-1)
 4.40%..........................................  11/07/00      500      500,000
 Memphis GO Series 1995A DN (Westdeutsche Landesbank Girozentrale
  LOC) (A-1+, VMIG-1)
 4.40%..........................................  11/07/00      600      600,000
 Metropolitan Government Nashville Davidson County Health &
  Education Board (Belmont University Project) DN (Suntrust Bank
  LOC)
 4.40%..........................................  11/07/00    3,500    3,500,000
 Metropolitan Government Nashville Davidson County Health &
  Education Board (Harpeth Hall School Project) DN (Suntrust Bank
  LOC)
 4.40%..........................................  11/07/00      420      420,000

Investments                                       Maturity   Par
in Securities                                       Date    (000)      Value
-------------                                     -------- -------- ------------

MUNICIPAL BONDS (continued)
Tennessee (continued)
 Montgomery County Public Building Authority Pooled Financing RB
  (Tennessee County Loan Pool) DN (Bank America LOC) (VMIG-1)
 4.35%..........................................  11/07/00 $  4,605 $  4,605,000
 Shelby County DN (Citibank LOC) (A-1C+)
 4.33%..........................................  11/07/00    4,000    4,000,000
 Shelby County GO TECP (Bank of America LOC)
  (A-1+)
 4.30%..........................................  12/21/00    3,500    3,500,000
 4.30%..........................................  03/15/01    5,500    5,500,000
 Washington County IDRB (Springbrook Properties Project) Series
  1996 DN (Suntrust Bank LOC)
  (A-1+, VMIG-1)
 4.40%..........................................  11/07/00    1,500    1,500,000
                                                                    ------------
                                                                      46,465,000
                                                                    ------------
Texas--6.1%
 Amarillo Independent School District MB
 5.00%..........................................  02/01/01    1,000    1,001,696
 Austin Water & Wastewater System RB DN
  (Citibank LOC) (A-1C+)
 4.43%..........................................  11/07/00    5,000    5,000,000
 Austin Water & Wastewater System RB DN (MBIA Insurance) (VMIG-1)
 4.53%..........................................  11/07/00    2,500    2,500,000
 Fort Bend Independent School District MB
 6.00%..........................................  02/15/01    1,300    1,306,181
 Garland Independent School District MB
 7.00%..........................................  02/15/01    1,295    1,304,790
 Harris County BAN (UBS LOC) (A-1+, P-1)
 4.15%..........................................  12/08/00    1,900    1,900,000
 4.25%..........................................  01/16/01    3,400    3,400,000
 Harris County Toll Road Series C DN
  (A-1+, VMIG-1)
 4.35%..........................................  11/07/00    1,300    1,300,000
 Plano Independent School District MB (A-1+)
 6.00%..........................................  02/15/01    1,400    1,406,657
 San Antonio GO Bonds Series 1991
 6.13%..........................................  10/31/00    2,000    2,025,740

                               MuniFund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                       Maturity   Par
in Securities                                       Date    (000)      Value
-------------                                     -------- -------- ------------

MUNICIPAL BONDS (continued)
Texas (continued)
 Socorro Independent School District Unlimited Tax Building Bonds
  Series 2000 DN (Citibank LOC)
  (A-1C+)
 4.43%..........................................  11/07/00 $  3,000 $  3,000,000
 Texas State TRAN Series 2000 DN (SP-1+, MIG-1)
 5.25%..........................................  08/31/01    7,000    7,054,565
 Texas State TRAN Series 2000L DN (SP-1+, VMIG-1)
 4.50%..........................................  11/07/00   11,000   11,000,000
                                                                    ------------
                                                                      42,199,629
                                                                    ------------
Utah--2.3%
 Intermountain Power Agency Supply RB (A-1+, VMIG-1)
 4.25%..........................................  02/16/01   10,000   10,000,000
 Intermountain Power Agency Supply RB Series 1985F MB (Bank of
  America LOC) (A-1+, VMIG-1)
 4.225%.........................................  03/15/01    4,000    4,000,000
 Salt Lake City RB (Pooled Hospital Financing Program) Series 1998A
  DN (A-1+, VMIG-1)
 4.30%..........................................  11/07/00    1,550    1,550,000
                                                                    ------------
                                                                      15,550,000
                                                                    ------------
Vermont--1.2%
 Vermont IDA DN (Wachovia Bank LOC)
 4.35%..........................................  11/07/00    8,000    8,000,000
                                                                    ------------
Virginia--2.0%
 City of Alexandria IDRB (YMCA of Metro Washington Facility) Series
  1998 DN (Allfirst Bank LOC)
  (A-1+)
 4.48%..........................................  11/07/00    2,295    2,295,000
 Commonwealth of Virginia TRAN RB Series 1999B DN (Citibank LOC)
  (A-1+)
 4.43%..........................................  11/07/00    1,000    1,000,000
 Lynchburg IDA Hospital Facilities RB (VHA Mid-Atlantic States
  Capital Asset Finance Program) Series 1985B DN (AMBAC Insurance)
  (A-1+)
 4.40%..........................................  11/07/00      600      600,000

Investments                                       Maturity   Par
in Securities                                       Date    (000)      Value
-------------                                     -------- -------- ------------

MUNICIPAL BONDS (continued)
Virginia (continued)
 Lynchburg IDA Hospital Facilities RB (VHA Mid-Atlantic States
  Capital Asset Finance Program) Series 1985E DN (NBD Bank
  Corporation LOC) (VMIG-1)
 4.40%..........................................  11/07/00 $  1,000 $  1,000,000
 Lynchburg IDA Hospital Facilities RB (VHA Mid-Atlantic States
  Capital Asset Finance Program) Series 1985F DN (AMBAC Insurance)
  (A-1+, VMIG-1)
 4.40%..........................................  11/07/00    2,000    2,000,000
 Norfolk IDA Hospital RB (Childrens Hospital of the King's
  Daughters) Series 1998 DN (Wachovia Bank LOC) (A-1+)
 4.35%..........................................  11/07/00      600      600,000
 Prince William County IDA PCRB TECP (Virginia Electric & Power
  Company Project) Series 1986 MB (A-1, VMIG-1)
 4.15%..........................................  01/12/01    5,400    5,400,000
 Virginia Beach Ocean Ranch Motel Corporation IDRB Series 1998 DN
  (Branch Banking and Trust Company LOC) (A-1, P-1)
 4.60%..........................................  11/07/00    1,000    1,000,000
 Virginia College Building Authority Educational Facilities RB
  (University of Richmond Project) Series 1996 DN (VMIG-1)
 4.35%..........................................  11/07/00      200      200,000
                                                                    ------------
                                                                      14,095,000
                                                                    ------------
Washington--0.7%
 Washington State GO DN (A-1+)
 4.43%..........................................  11/07/00    5,000    5,000,000
                                                                    ------------
Wisconsin--1.6%
 South East Wisconsin Professional Baseball Park District Sales Tax
  RB Series Y DN (MBIA Insurance) (VMIG-1)
 4.48%..........................................  11/07/00    3,000    3,000,000
 Wisconsin GO Extendible Municipal Series 2000 (A-1+, P-1)
 4.30%..........................................  12/12/00    5,000    5,000,000

                              MuniFund Portfolio
                      Statement of Net Assets (Concluded)
-------------------------------------------------------------------------------

Investments                                       Maturity   Par
in Securities                                       Date    (000)      Value
-------------                                     -------- -------- ------------

MUNICIPAL BONDS (continued)
Wisconsin (continued)
 Wisconsin State Health & Educational Facilities Authority DN (A-1)
 4.50%..........................................  11/07/00 $  3,000 $  3,000,000
                                                                    ------------
                                                                      11,000,000
                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES (Cost $691,044,133*)...... 100.1%  691,044,133
LIABILITIES IN EXCESS OF OTHER ASSETS.....................  (0.1)     (900,529)
                                                           -----  ------------
NET ASSETS (Equivalent to $1.00 per share based on
 605,883,398 Institutional Shares, 63,632,796 Dollar
 Shares, 3,633,014 Cash Management Shares and 17,150,681
 Cash Reserve Shares outstanding)......................... 100.0% $690,143,604
                                                           =====  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($690,143,604 / 690,299,889)...................................         $1.00
                                                                         =====

--------
 * Cost for federal income tax purposes.
** Variable Rate Obligations--The interest rate shown is as of October 31, 2000, and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.


                              MuniFund Portfolio
                             Maturity Information
                               October 31, 2000
                                  (Unaudited)

    Maturity                            Par                                            Percentage
  -------------                     ------------                                       ----------
      1-30 Days                     $492,745,000                                          69.3%
     31-60 Days                       22,400,000                                           3.1
     61-90 Days                       55,550,000                                           7.8
    91-120 Days                       15,105,000                                           2.1
   121-150 Days                       30,995,000                                           4.4
  Over 150 Days                       94,475,000                                          13.3

                      Average Weighted Maturity--44 days

Investment Abbreviations:

 BAN  Bond Anticipation Note
 DN   Demand Note (Variable Rate)
 GO   General Obligation
 IDA  Industrial Development Authority
 IDRB Industrial Development Revenue Bond
 LOC  Letter of Credit
 MB   Municipal Bond
 PCRB Pollution Control Revenue Bond
 RAN  Revenue Anticipation Note
 RB   Revenue Bond
 TAN  Tax Anticipation Note
 TECP Tax Exempt Commercial Paper
 TRAN Tax and Revenue Anticipation Note

The Moody's Investors Service, Inc. and Standard & Poor's Ratings Service ratings of the investments are believed to be the most recent ratings available at October 31, 2000. The ratings have not been audited by the Independent Accountants and, therefore, are not covered by the Report of Independent Accountants.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                            MuniCash Fund Portfolio
                            Statement of Net Assets
                                October 31, 2000
--------------------------------------------------------------------------------

Investments                                       Maturity   Par
in Securities                                       Date    (000)      Value
-------------                                     -------- -------- ------------

MUNICIPAL BONDS--99.9%
Alabama--10.2%
 Columbia IDRB (Alabama Power Project) AMT (A-1, VMIG-1)
 4.75%..........................................  11/07/00  $ 4,600 $  4,600,000
 Columbia IDRB (Alabama Power Project) Series 1995A DN (A-1, VMIG-
  1)
 4.60%..........................................  11/01/00   25,400   25,400,000
 Columbia IDRB (Alabama Power Project) Series 1995B DN (A-1, VMIG-
  1)
 4.60%..........................................  11/01/00    9,800    9,800,000
 DCH Health Care Authority RB (Alabama Health Care Facilities
  Project) (MBIA Insurance)
 5.00%..........................................  06/01/01    1,000    1,003,057
                                                                    ------------
                                                                      40,803,057
                                                                    ------------
Alaska--0.5%
 Anchorage TAN (SP-1+, MIG-1)
 4.75%..........................................  02/02/01    2,000    2,003,169
                                                                    ------------
California--0.6%
 California Higher Education Loan Authority Student Loan RB Series
  1992 (Student Loan Marketing Association) (VMIG-1)
 4.35%..........................................  04/01/01    2,425    2,425,000
                                                                    ------------
Colorado--2.1%
 Adams County School District GO Series 1990 (FGIC Insurance)
 7.30%..........................................  12/15/00    1,000    1,003,531
 Colorado Health Facilities Authority Economic Development RB
  (Johnson Publishing Company Project) AMT (Banc One N.A. LOC)
 4.65%..........................................  11/07/00    2,400    2,400,000
 Colorado Housing Finance Authority Economic Development RB (White
  Wave Incorporated Project) AMT (Key Bank N.A. LOC) (A-1, P-1)
 4.60%..........................................  11/07/00    3,135    3,135,000
 Lower Colorado Texas River Authority (First Union Bank LOC; FSA
  Insurance)
 4.40%..........................................  08/01/01    2,000    2,000,000
                                                                    ------------
                                                                       8,538,531
                                                                    ------------

Investments                                       Maturity   Par
in Securities                                       Date    (000)      Value
-------------                                     -------- -------- ------------

MUNICIPAL BONDS (continued)
Delaware--2.5%
 Delaware State Economic Development Authority IDRB (Star
  Enterprise Project) Bonds Series 1997B DN (A-1)
 4.60%..........................................  11/07/00 $ 10,000 $ 10,000,000
                                                                    ------------
Florida--0.8%
 Miami-Dade County IDRB AMT
 4.70%..........................................  11/07/00    3,000    3,000,000
                                                                    ------------
Georgia--3.1%
 Atlanta Water RB ZTC#4 (FGIC Insurance, Zurich Capital Mgmt. LOC)
  (AAA,Aaa)
 4.40%..........................................  05/01/01    4,000    4,000,000
 Dawson County Development Authority IDRB (World Wide Manufacturing
  Incorporated Project) AMT (Wachovia Bank LOC)
 4.45%..........................................  11/07/00    3,200    3,200,000
 Griffin-Spalding County IDRB Series 2000 (Wachovia Bank LOC) (A-
  1+)
 4.55%..........................................  11/02/00    2,750    2,750,000
 Haralson County Development Authority IDRB (Gold Kist Incorporated
  Project) Series 1995 AMT (Wachovia Bank LOC)
 4.45%..........................................  11/07/00    2,500    2,500,000
                                                                    ------------
                                                                      12,450,000
                                                                    ------------
Hawaii--2.9%
 Hawaii Department of Budget & Finance AMT (A-1)
 4.60%..........................................  12/08/00    3,500    3,500,000
 Hawaii State Housing Financial & Development RB Series 1990B DN
  (Industrial Bank of Japan LOC) (VMIG-1)
 4.85%..........................................  11/07/00    8,000    8,000,000
                                                                    ------------
                                                                      11,500,000
                                                                    ------------
Illinois--3.9%
 Belvidere IDRB (R&D Thiel Incorporated Project) AMT (First Bank
  Systems, N.A. LOC) (A-1)
 4.50%..........................................  11/07/00    1,600    1,600,000
 Berwyn GO (Kredietbank LOC) (AAA, Aaa)
 3.20%..........................................  12/01/00      500      499,545

                            MuniCash Fund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                       Maturity   Par
in Securities                                       Date    (000)      Value
-------------                                     -------- -------- ------------

MUNICIPAL BONDS (continued)
Illinois (continued)
 Chicago GO Merlot Series W (First Union LOC, AMBAC Insurance)
  (AAA, VMIG-1)
 4.40%..........................................  09/01/01  $ 2,000 $  2,000,000
 City of Harvey Multifamily Housing RB (Bethlehem Village Project)
  AMT (Federal Home Loan Bank) (A-1+)
 4.60%..........................................  11/07/00    3,400    3,400,000
 Glendale Heights IDRB (Hudapak Metal Company Incorporated Project)
  AMT (Banc One N.A. LOC)
 4.70%..........................................  11/07/00    3,755    3,755,000
 Illinois Development Finance Authority IDRB (Big Bolt Corporation
  Project) AMT (ABN-AMRO Bank N.V. LOC)
 4.75%..........................................  11/07/00    3,000    3,000,000
 Sangamon County IDRB (Contech Construction Project Incorporated)
  Series 1997 AMT (Mellon Bank N.A. LOC) (VMIG-1)
 4.55%..........................................  11/07/00    1,400    1,400,000
                                                                    ------------
                                                                      15,654,545
                                                                    ------------
Indiana--5.4%
 Bremen IDA RB (Universal Bearings Incorporated Project Private
  Placement) Series 1996A AMT (Key Bank N.A. LOC) (A-1, P-1)
 4.55%..........................................  11/07/00    1,900    1,900,000
 Elkhart Economic Development RB (Jameson Inns Incorporated
  Project) AMT (Firstar Bank N.A. LOC)
 4.70%..........................................  11/07/00    3,305    3,305,000
 Indiana Development Finance Authority IDRB (Cives Corporation
  Project) Series 1998 AMT (Wachovia Bank LOC) (VMIG-1)
 4.45%..........................................  11/07/00    3,600    3,600,000
 Indiana Development Finance Authority IDRB Series 2000 AMT (Banc
  One LOC)
 4.65%..........................................  11/07/00    4,000    4,000,000
 Indiana Educational Facilities BAN Series 2000B
 4.85%..........................................  05/03/01    2,000    2,003,394
 Monroe County IDRB (Textile Incorporated Project) (Fifth Third
  Bank LOC) (A-1)
 4.55%..........................................  11/02/00    1,705    1,705,000

Investments                                       Maturity   Par
in Securities                                       Date    (000)      Value
-------------                                     -------- -------- ------------

MUNICIPAL BONDS (continued)
Indiana (continued)
 South Bend Educational Development Authority DN (National City
  Bank LOC)
 4.55%..........................................  11/07/00  $ 1,350 $  1,350,000
 Terre Haute Industrial Economic Development RB (Jameson Inns
  Incorporated Project) AMT (Firstar Bank N.A. LOC)
 4.70%..........................................  11/07/00    3,740    3,740,000
                                                                    ------------
                                                                      21,603,394
                                                                    ------------
Iowa--0.3%
 Dallas County IDRB Series 2000A DN (First Bank Systems LOC)
 4.65%..........................................  11/07/00    1,000    1,000,000
                                                                    ------------
Kansas--1.8%
 Wyandotte County BAN
 4.30%..........................................  02/01/01    5,000    5,000,000
 Wyandotte County Temporary Notes Series 2000
 4.70%..........................................  05/01/01    2,000    2,001,764
                                                                    ------------
                                                                       7,001,764
                                                                    ------------
Kentucky--7.7%
 City of Maysville Solid Waste Disposal Facilities RB (Inland
  Container Corporation Project) AMT
 4.70%..........................................  12/05/00    3,250    3,250,000
 City of Wilder Industrial Building RB (Saratoga Investments
  Limited Partnerships) DN (Fifth Third Bank N.A. LOC)
 4.55%..........................................  11/07/00    1,520    1,520,000
 Elsmere IDRB (International Mold Steel Incorporated Project) AMT
  (Star Banc Corporation LOC)
 4.55%..........................................  11/07/00    1,755    1,755,000
 Florence Economic Development RB (Jameson Inns Incorporated
  Project) AMT (Firstar Bank N.A. LOC)
 4.70%..........................................  11/07/00    2,520    2,520,000
 Jefferson County Economic Development RB (Jameson Inns
  Incorporated Project) AMT (First Bank Systems LOC)
 4.70%..........................................  11/07/00    2,550    2,550,000

                            MuniCash Fund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                       Maturity   Par
in Securities                                       Date    (000)      Value
-------------                                     -------- -------- ------------

MUNICIPAL BONDS (continued)
Kentucky (continued)
 Jefferson County Industrial Building RB (Atlas Machine & Supply
  Company Project) AMT (Banc One N.A. LOC)
 4.65%..........................................  11/07/00  $ 4,860 $  4,860,000
 Jefferson County PCRB (Banc One N.A. LOC) (A-1, VMIG-1)
 4.50%..........................................  11/16/00    2,500    2,500,000
 Kentucky Interlocal School TRAN Series 2000
  (SP-1+)
 5.00%..........................................  06/29/01    5,000    5,018,881
 Meade County IDRB (Liters Quarry Project) Series 1999 AMT (Banc
  One LOC)
 4.55%..........................................  11/07/00    3,000    3,000,000
 Trimble County PCRB (Louisville Gas & Electric Company) (A-1,
  VMIG-1)
 4.45%..........................................  11/20/00    4,000    4,000,000
                                                                    ------------
                                                                      30,973,881
                                                                    ------------
Maryland--2.3%
 Maryland State Department of Housing & Community Development
  (Landesbank Hessen Thuringen Girozentrale LOC) (VMIG-1)
 4.47%..........................................  04/05/01    3,000    3,000,000
 Ocean County RB (Harrison Inn Fifty-Eight Limited Partnership
  Facility) AMT (FNB Maryland LOC) (A-1)
 4.58%..........................................  11/07/00    4,445    4,445,000
 Wicomico County Economic Development RB (Plymouth Tube Company
  Project) AMT (Banc One N.A. LOC) (VMIG-1)
 4.65%..........................................  11/07/00    1,800    1,800,000
                                                                    ------------
                                                                       9,245,000
                                                                    ------------
Massachusetts--0.6%
 Massachusetts RB (Escrowed in U.S. Treasuries LOC ) (AAA, Aaa)
 7.50%..........................................  12/01/00    2,350    2,403,578
                                                                    ------------
Michigan--9.3%
 Elk Rapids School District State Aid Notes Series 2000
 4.75%..........................................  06/29/01    1,000    1,001,570
 Gibraltar School District State Aid Notes Series 2000
 4.50%..........................................  11/14/00    2,700    2,700,185

Investments                                       Maturity   Par
in Securities                                       Date    (000)      Value
-------------                                     -------- -------- ------------

MUNICIPAL BONDS (continued)
Michigan (continued)
 Kalamazoo GO (MIG-1)
 4.50%..........................................  12/01/00  $ 4,000 $  4,001,302
 Michigan Strategic Fund Limited Obligation RB (America Group LLC
  Project) Series 2000 AMT (Banc One LOC)
 4.65%..........................................  11/07/00    3,200    3,200,000
 Michigan Strategic Fund Limited Obligation RB (Custome Innovations
  Incorporated Project) Series 2000 AMT (Comerica Bank LOC)
 4.55%..........................................  11/07/00    4,550    4,550,000
 Michigan Strategic Fund Limited Obligation RB (VK&W Investors LLC
  Project) Series 2000 AMT (Comerica Bank LOC)
 4.55%..........................................  11/01/00    3,000    3,000,000
 Michigan Strategic Fund Limited Obligation RB (Sparta Foundry
  Incorporated Project) Series 1999 AMT (Old Kent Bank & Trust Co.
  LOC)
 4.55%..........................................  11/07/00    1,400    1,400,000
 Oakland County Educational Limited Obligation RB Series 2000 AMT
  (Banc One LOC)
 4.95%..........................................  11/01/00    6,000    6,000,000
 Plymouth-Canton Community School District School Building and
  Refunding Bonds Series 1991B
  (Aa1)
 6.25%..........................................  05/01/01    1,400    1,426,805
 University of Michigan Board of Regents (A-1, P-1)
 4.40%..........................................  11/06/00   10,000   10,000,000
                                                                    ------------
                                                                      37,279,862
                                                                    ------------
Minnesota--6.0%
 Becker PCRB (North State Power Project) (VMIG-1)
 4.55%..........................................  01/16/01    4,000    4,000,000
 Minneapolis GO (Convention Center Project) DN (Bayerische
  Landesbank Girozentrale LOC) (A-1+, VMIG-1)
 4.05%..........................................  11/07/00    5,725    5,725,000
 Minneapolis GO Series 1998B DN (Bayerische Landesbank Girozentrale
  LOC) (A-1+, VMIG-1)
 4.25%..........................................  11/07/00      900      900,000
 Minneapolis GO Series 1999A DN (Bayerische Landesbank Girozentrale
  LOC) (A-1+, VMIG-1)
 4.25%..........................................  11/07/00    8,880    8,880,000

                            MuniCash Fund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                       Maturity   Par
in Securities                                       Date    (000)      Value
-------------                                     -------- -------- ------------

MUNICIPAL BONDS (continued)
Minnesota (continued)
 Minnesota Agricultural Economic Development Authority (Como
  Partnership Project) AMT (Firstar Bank N.A. LOC)
 4.60%..........................................  11/07/00  $ 2,115 $  2,115,000
 Minnesota School District Tax & Aid Anticipated Borrowing Program
  Certificates Series A
  (MIG-1)
 4.25%..........................................  02/28/01    1,500    1,500,222
 Minnesota School District Tax & Aid Certificates of Participation
  Series 2000A (MIG-1)
 5.00%..........................................  08/09/01    1,000    1,005,166
                                                                    ------------
                                                                      24,125,388
                                                                    ------------
Missouri--2.8%
 Maries County IDA Solid Waste Management RB (Kingsford Products
  Company Project) AMT (Clorox Company Incorporated Guarantee)
  (A-1)
 4.50%..........................................  11/07/00   11,100   11,100,000
                                                                    ------------
Nevada--3.3%
 Clark County PCRB Series 2000A DN (A-1, VMIG-1)
 4.75%..........................................  11/01/00   13,400   13,400,000
                                                                    ------------
New Hampshire--0.4%
 New Hampshire State Business Finance Authority IDRB (Felton Brush
  Incorporated Project) AMT (Key Bank N.A. LOC)
 4.55%..........................................  11/07/00    1,700    1,700,000
                                                                    ------------
New Jersey--2.8%
 Aberdeen Township BAN Series 2000
 4.90%..........................................  08/16/01    1,000    1,003,394
 Essex County BAN Series 2000A
 4.75%..........................................  07/27/01    1,000    1,002,592
 Middlesex County Certificates of Participation Series 1998 (MBIA
  Insurance)
 3.90%..........................................  02/15/01      335      333,959
 New Jersey Economic Development Authority (Parke Place Association
  Project) Revenue Bonds Series 2000 AMT (Commerce Bank LOC)
 4.58%..........................................  11/07/00      665      665,000

Investments                                       Maturity   Par
in Securities                                       Date    (000)      Value
-------------                                     -------- -------- ------------

MUNICIPAL BONDS (continued)
New Jersey (continued)
 New Jersey Economic Development Authority RB (Airis Newark LLC
  Project) Series 1998 DN (Kredietbank LOC) (A-1+, VMIG-1)
 4.30%..........................................  11/07/00  $ 1,450 $  1,450,000
 New Jersey Economic Development Authority RB (Facile Holdings
  Incorporated Project) AMT (First Union National Bank N.A. LOC)
 4.25%..........................................  11/07/00    3,315    3,315,000
 New Jersey Economic Development Authority RB (Nandan Company
  Project) Series 1995 DN (First Union National Bank of North
  Carolina LOC) (VMIG-1)
 4.40%..........................................  11/07/00    1,865    1,865,000
 New Jersey Turnpike Authority (Citibank Eagle Tax-Exempt Trust)
  Series 2000 DN (MBIA Insurance) (A-1C+)
 4.23%..........................................  11/07/00    1,300    1,300,000
 Sussex County GO Series 1999 (FGIC Insurance) (Aaa, AAA)
 4.15%..........................................  02/01/01      300      299,446
                                                                    ------------
                                                                      11,234,391
                                                                    ------------
New Mexico--0.5%
 Dona Ana County IDRB (Merryweath Project) RB Series 1998 AMT
  (First Merit Bank N.A. LOC)
 4.60%..........................................  11/07/00    2,000    2,000,000
                                                                    ------------
New York--1.2%
 City of New York Municipal Water & Sewer System Finance Authority
  RB Series 2000C DN (A-1+, VMIG-1)
 4.55%..........................................  11/01/00    5,000    5,000,000
                                                                    ------------
North Carolina--0.5%
 Green County Industrial Facilities & Pollution Control Financing
  Authority IDRB (Snow Hill Tape Corporation Project) Series 1995
  DN (Wachovia Bank LOC) (A-1+)
 4.40%..........................................  11/07/00      600      600,000
 North Carolina Educational Facilities Finance Agency RB (The
  Bowman Gray School of Medicine Project) Series 1996 DN (Wachovia
  Bank LOC)
  (VMIG-1)
 4.35%..........................................  11/07/00    1,300    1,300,000

                            MuniCash Fund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                       Maturity   Par
in Securities                                       Date    (000)      Value
-------------                                     -------- -------- ------------

MUNICIPAL BONDS (continued)
North Carolina (continued)
 North Carolina Medical Care Commission Hospital RB (Moses H. Cone
  Memorial Hospital Project) DN (Wachovia Bank LOC) (A-1+)
 4.40%..........................................  11/07/00  $   100 $    100,000
                                                                    ------------
                                                                       2,000,000
                                                                    ------------
North Dakota--1.6%
 Mercer County Solid Waste Disposal RB (United Power Association
  Project) Series U AMT (National Rural CO-OP) (A-1+, P-1)
 4.80%..........................................  12/01/00    3,400    3,400,000
 North Dakota Housing Finance Agency (Home Mortgage Finance
  Program) Series 2000D (Bayerische Landesbank Girozentrale LOC)
 4.45%..........................................  08/27/01    3,000    3,000,000
                                                                    ------------
                                                                       6,400,000
                                                                    ------------
Ohio--8.9%
 Brooklyn IDRB (Dylon Industries Incorporated Project) AMT (Key
  Bank N.A. LOC)
 4.55%..........................................  11/07/00       10       10,000
 Cuyahoga County IDRB (Cleveland Gear Company Incorporated Project)
  Series 1998 AMT (Key Bank N.A. LOC)
 4.55%..........................................  11/07/00    1,000    1,000,000
 Cuyahoga County IDRB (Northstar Project) Series 1998 DN (KeyBank
  N.A. LOC)
 4.55%..........................................  11/07/00      375      375,000
 East Palestine City School District BAN
 4.10%..........................................  11/09/00    1,700    1,700,078
 Erie County IDRB (Brighton Manor Company Project) AMT (Bank One
  N.A. LOC)
 4.65%..........................................  11/07/00    1,750    1,750,000
 Lebanon BAN Series 2000
 4.51%..........................................  11/02/00    2,150    2,150,015
 Lucas County BAN Series 2000
 4.56%..........................................  04/12/01    1,430    1,431,273
 Marion County GO
 4.50%..........................................  11/16/00    1,000    1,000,119
 Ohio Housing Finance Agency MultiFamily Housing RB (The Club at
  Spring Valley Apartments Project) Series 1996A DN (Key Bank N.A.
  LOC) (A-1)
 4.45%..........................................  11/07/00    3,400    3,400,000

Investments                                       Maturity   Par
in Securities                                       Date    (000)      Value
-------------                                     -------- -------- ------------

MUNICIPAL BONDS (continued)
Ohio (continued)
 Ohio Water Authority Solid Waste Disposal RB (American Steel &
  Wire Corporation Project) AMT (Bank America N.A. LOC) (A-1)
 4.55%..........................................  11/07/00  $ 6,150 $  6,150,000
 Richland County IDRB Series 2000 AMT (Fifth Third Bank LOC)
 4.55%..........................................  11/07/00    4,000    4,000,000
 Richland County GO
 4.40%..........................................  11/16/00    2,300    2,300,271
 Rossford BAN
 5.20%..........................................  06/27/01    1,000    1,001,862
 Rossford BAN Series 2000
 5.96%..........................................  07/30/01    1,000    1,008,600
 Springboro BAN
 4.51%..........................................  01/25/01    1,200    1,200,695
 Toledo City School District BAN (MIG-1)
 4.50%..........................................  01/26/01    2,012    2,013,359
 Union Township GO BAN Series 2000
 4.75%..........................................  03/13/01    1,500    1,502,339
 4.86%..........................................  04/10/01    1,000    1,002,141
 Wapakoneta BAN
 4.75%..........................................  02/01/01    1,400    1,400,841
 Westlake BAN Series 2000
 4.55%..........................................  05/03/01    1,140    1,141,095
                                                                    ------------
                                                                      35,537,688
                                                                    ------------
Oklahoma--0.4%
 Oklahoma City IDRB Series 1998 (Banc One LOC)
 4.65%..........................................  11/02/00    1,400    1,400,000
                                                                    ------------
Pennsylvania--2.1%
 Delaware River Port Authority (Pennsylvania & New Jersey Port
  District Project) Bonds Series 1998A (MBIA Insurance)
 3.95%..........................................  01/01/01      700      699,259
 Pennsylvania Higher Education Facilities Authority RB (University
  of Pennsylvania Health Services Project) Series 1984B DN (A-1+,
  VMIG-1)
 4.40%..........................................  11/07/00    5,800    5,800,000
 Pennsylvania Higher Education Facilities Authority RB (University
  of Pennsylvania Health Services Project) Series 1994B DN (A-1+,
  VMIG-1)
 4.40%..........................................  11/07/00    1,900    1,900,000
                                                                    ------------
                                                                       8,399,259
                                                                    ------------

                            MuniCash Fund Portfolio
                      Statement of Net Assets (Continued)
-------------------------------------------------------------------------------

Investments                                       Maturity   Par
in Securities                                       Date    (000)      Value
-------------                                     -------- -------- ------------

MUNICIPAL BONDS (continued)
South Carolina--0.2%
 Piedmont Municipal Power Agency Electric
  Refunding RB Series B DN (Credit Suisse LOC) (A-1+, VMIG-1)
 4.30%..........................................  11/07/00  $   600 $    600,000
                                                                    ------------
South Dakota--0.8%
 South Dakota Housing Development Authority
  Series 2000 AMT (First Union Bank LOC)
  (VMIG-1)
 4.53%..........................................  11/07/00    3,000    3,000,000
                                                                    ------------
Tennessee--0.3%
 Shelby County Airport Authority RB
  (MBIA Insurance)
 5.25%..........................................  11/07/00    1,075    1,077,499
                                                                    ------------
Texas--4.1%
 Montgomery County IDRB (Sawyer Research Products Incorporated
  Project) AMT (Key Bank N.A. LOC)
 4.55%..........................................  11/07/00    1,500    1,500,000
 Port Arthur Navigation District Environmental Facilities RB
  (Motiva Enterprises Project) AMT (A-1)
 4.55%..........................................  11/07/00    5,890    5,890,000
 Texas State Transportation Service Series 2000 DN (SP-1+, VMIG-1)
 4.50%..........................................  11/07/00    9,200    9,200,000
                                                                    ------------
                                                                      16,590,000
                                                                    ------------
Vermont--0.3%
 Vermont IDA (Alpine Pipeline Company Project) AMT (Key Bank N.A.
  LOC)
 4.55%..........................................  11/07/00    1,375    1,375,000
                                                                    ------------
Virginia--5.4%
 Dinwiddie County IDRB AMT (Banc One N.A. LOC) (A-1+, VMIG-1)
 4.75%..........................................  11/01/00    3,900    3,900,000
 Fairfax County IDRB (Inova Health Care Project) Series 2000 DN (A-
  1+, VMIG-1)
 4.35%..........................................  11/07/00      300      300,000
 Metropolitan Washington Airport Authority TECP (Virginia Passenger
  Facility) AMT (Bank America N.A. LOC) (A-1+, P-1)
 4.50%..........................................  01/10/01    5,000    5,000,000

Investments                                       Maturity   Par
in Securities                                       Date    (000)      Value
-------------                                     -------- -------- ------------

MUNICIPAL BONDS (continued)
Virginia (continued)
 4.40%..........................................  01/16/01  $ 1,000 $  1,000,000
 4.40%..........................................  01/24/01   11,500   11,500,000
                                                                    ------------
                                                                      21,700,000
                                                                    ------------
Washington--1.5%
 Everett IDRB (Kimberly Clark Project) AMT
  (A-1+)
 4.50%..........................................  11/07/00    3,900    3,900,000
 Pilchuck Public Development Corporation RB (Holden-McDaniels
  Partners, Project) AMT (Key Bank N.A. LOC)
 4.60%..........................................  11/07/00    2,010    2,010,000
                                                                    ------------
                                                                       5,910,000
                                                                    ------------
Wisconsin--2.8%
 Beloit School District TRAN Series 2000
 4.55%..........................................  10/26/01    1,400    1,400,658
 Wisconsin GO Series 2000 (A-1+, P-1)
 4.30%..........................................  12/12/00    5,000    5,000,000
 Wisconsin Housing & Economic Development Authority DN (A-1C+)
 4.53%..........................................  11/07/00    4,800    4,800,000
                                                                    ------------
                                                                      11,200,658
                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES (Cost $399,631,664*).        99.9%  399,631,664
OTHER ASSETS IN EXCESS OF LIABILITIES................         0.1%      573,348
                                                            -----  ------------
NET ASSETS (Equivalent to $1.00 per share based on
 298,967,639 Institutional Shares and 101,409,321
 Dollar Shares Outstanding)..........................       100.0% $400,205,012
                                                       ---- =====  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($400,205,012 / 400,376,960).............................                $1.00
                                                                          =====

--------
 * Cost for federal income tax purposes. Market value of securities subject to federal alternative minimum tax is 42.70% of the total market value. (unaudited)
** Variable Rate Obligations--The interest rate shown is as of October 31, 2000. and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

                               MuniCash Portfolio
                      Statement of Net Assets (Concluded)
--------------------------------------------------------------------------------


                               MuniCash Portfolio
                              Maturity Information
                                October 31, 2000
                                  (Unaudited)

    Maturity                                                                         Percentage
     Period                         Par (000)                                       of Portfolio
    --------                       ------------                                     ------------
      1-30 Days                    $300,240,000                                         75.2%
     31-60 Days                      23,000,000                                          5.8
     61-90 Days                      25,412,000                                          6.4
    91-120 Days                      10,535,000                                          2.6
   121-150 Days                       1,500,000                                          0.4
  Over 150 Days                      38,795,000                                          9.6

                       Average Weighted Maturity--37 days


Investment Abbreviations:

 AMT  Alternative Minimum Tax
 BAN  Bond Anticipation Note
 DN   Demand Note (Variable Rate)
 GO   General Obligation
 IDA  Industrial Development Authority
 IDRB Industrial Development Revenue Bond
 LOC  Letter of Credit
 PCRB Pollution Control Revenue Bond
 RB   Revenue Bond
 TAN  Tax Anticipation Note
 TRAN Tax and Revenue Anticipation Note

The Moody's Investors Service, Inc. and Standard & Poor's Ratings Service ratings of the investments in the various Portfolios are believed to be the most recent ratings available at October 31, 2000. The ratings have not been audited by the Independent Accountants and, therefore, are not covered by the Report of the Independent Accountants.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                        California Money Fund Portfolio
                            Statement of Net Assets
                                October 31, 2000
--------------------------------------------------------------------------------

Investments                                       Maturity   Par
in Securities                                       Date    (000)      Value
-------------                                     -------- -------- ------------

MUNICIPAL BONDS--99.9%
California--88.6%
 ABAG Finance Authority Certificates of Participation (Lucile
  Salter Packard Childrens Hospital) DN (AMBAC Insurance)
  (A-1+, VMIG-1)
 3.90%..........................................  11/07/00 $  3,625 $  3,625,000
 Alameda-Contra Costa Schools Financing Authority Certificates of
  Participation (Capital Improvements Financing Project) Series
  1997C DN (National Westminster LOC) (A-1+)
 4.05%..........................................  11/07/00    4,705    4,705,000
 Alameda-Contra Costa Schools Financing Authority Certificates of
  Participation (Capital Improvements Financing Project) Series G
  DN (Credit Locale de France LOC) (A-1+)
 4.00%..........................................  11/07/00    8,935    8,935,000
 California Community College Financing Authority TRAN Series A
  (SP-1+)
 5.00%..........................................  06/29/01    7,500    7,535,950
 California Education Facilities Authority RB Series 2000 DN (VMIG-
  1)
 3.70%..........................................  11/07/00    2,000    2,000,000
 California GO (A-1+, P-1)
 3.85%..........................................  12/05/00    5,000    5,000,000
 California GO DN (Bayerische Landesbank Girozentrale LOC) (A-1C+)
 3.98%..........................................  11/07/00   14,995   14,995,000
 California GO Series 2000X (First Union Bank LOC) (VMIG-1)
 4.03%..........................................  11/07/00    7,300    7,300,000
 California Health Facilities Financing Authority (Adventist Health
  System West-Sutter Health) Series 1991B DN (Toronto Dominion LOC)
  (A-1+, VMIG-1)
 4.00%..........................................  11/07/00    3,500    3,500,000
 California Health Facilities Financing Authority (Catholic
  Healthcare West) Series 1988A DN (MBIA Insurance) (A-1+, VMIG-1)
 3.85%..........................................  11/07/00    1,700    1,700,000
 California Health Facilities Financing Authority (Pooled Loan
  Program) Series 1987A DN (FGIC Insurance) (VMIG-1)
 4.10%..........................................  11/07/00      100      100,000

Investments                                       Maturity   Par
in Securities                                       Date    (000)      Value
-------------                                     -------- -------- ------------

MUNICIPAL BONDS (continued)
California (continued)
 California Health Facilities Financing Authority (Scripps Memorial
  Hospital) Series 1985B DN (MBIA Insurance) (A-1+, VMIG-1)
 4.00%..........................................  11/07/00 $  6,560 $  6,560,000
 California Health Facilities Financing Authority (Scripps Memorial
  Hospital) Series 1991B DN (MBIA Insurance & Swiss Bank SBPA)
  (A-1+, VMIG-1)
 3.95%..........................................  11/07/00    1,100    1,100,000
 California Health Facilities Financing Authority (Scripps Memorial
  Hospital) Series A DN (MBIA Insurance) (A-1+, VMIG-1)
 3.95%..........................................  11/07/00    3,000    3,000,000
 California Housing Financing Agency Series L DN (FSA Insurance)
  (A-1+, VMIG-1)
 3.90%..........................................  11/07/00    4,500    4,500,000
 California Infrastructure & Economic RB Series 2000C (MBIA
  Insurance) LOC (A-1+, VMIG-1)
 3.75%..........................................  10/31/00   16,600   16,600,000
 California Pollution Control Financing Authority PCRB Series 1997A
  DN (Toronto Dominion LOC) (A-1+)
 4.50%..........................................  11/01/00      600      600,000
 California Pollution Control Financing Authority PCRB (Southern
  California Edison Company Project) (A-1, P-1)
 4.00%..........................................  01/12/01    2,000    2,000,000
 California School Facilities Financing Corporation (Capital
  Improvement Project) Series B DN (Bayerische Landesbank
  Girozentrale LOC) (VMIG-1)
 4.00%..........................................  11/07/00    1,840    1,840,000
 California Statewide Communities Development Authority
  Certificates of Participation (Covenant Retirement Communities,
  Inc.) DN (ABN-AMRO Bank N.V. LOC) (A-1+, VMIG-1)
 3.90%..........................................  11/07/00    7,500    7,500,000
 California Trust Receipts Series 1985 DN (FGIC Insurance) (SP-1+,
  MIG-1)
 3.95%..........................................  11/07/00   12,365   12,365,000

                        California Money Fund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                       Maturity   Par
in Securities                                       Date    (000)      Value
-------------                                     -------- -------- ------------

MUNICIPAL BONDS (continued)
California (continued)
 California Wastewater Systems (MBIA Insurance) (AAA, Aaa)
 6.50%..........................................  12/01/00 $  1,000 $  1,022,205
 City of San Diego-San Diego Gas & Water RB (A-1+, VMIG-1)
 3.70%..........................................  02/22/01    2,000    2,000,000
 City of Stockton IDRB (La Quinta Motor Inns) DN (Bank America LOC)
 4.40%..........................................  11/07/00      650      650,000
 Corona Multifamily Housing RB (Country Hills Apartment Project)
  Series 1995A DN (Bank America LOC) (A-1)
 4.05%..........................................  11/07/00    6,595    6,595,000
 Dublin San Ramon Services District Sewer Authority Certificates of
  Participation Series 2000 DN (MBIA Insurance)
 4.00%..........................................  11/02/00    4,000    4,000,000
 Foothill-De Anza Community College GO
  Series 2000 Y (VMIG-1)
 3.68%..........................................  11/07/00    8,175    8,175,000
 Fresno County TRANS Series 2000-01 (SP-1+, VMIG-1)
 5.00%..........................................  07/02/01    8,000    8,038,826
 Golden Empire Schools Financing Authority (Kern High School
  District Project) Series A DN (Canadian Imperial Bank LOC) (A-1+)
 3.70%..........................................  11/07/00    7,355    7,355,000
 Golden Empire Schools Financing Authority (Kern High School
  District Project) Series B DN (National Westminster LOC) (A-1+)
 3.70%..........................................  11/07/00    9,700    9,700,000
 Hayward Multifamily Housing Bonds (Shorewood Apartment Project)
  Series A DN (FGIC Insurance) (VMIG-1)
 4.00%..........................................  11/07/00    2,700    2,700,000
 Irvine Ranch Improvement Bond Act 1915 RB (Assessment District
  Project) DN (Canadian Imperial Bank of Commerce LOC)
  (A-1+, VMIG-1)
 4.50%..........................................  11/01/00    2,200    2,200,000

Investments                                       Maturity   Par
in Securities                                       Date    (000)      Value
-------------                                     -------- -------- ------------

MUNICIPAL BONDS (continued)
California (continued)
 Irvine Ranch Water District Consolidated GO RB Series 1985B DN
  (Landesbank Hessen-Thuringen Girozentrale LOC) (A-1+)
 4.55%..........................................  11/01/00 $  2,400 $  2,400,000
 Irvine Ranch Water District (Orange County Project) Series 1993B
  DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
 4.55%..........................................  11/01/00    1,300    1,300,000
 Irvine Ranch Water District RB DN (Landesbank Hessen LOC) (A-1+)
 4.50%..........................................  11/01/00    1,500    1,500,000
 Kern County Certificates of Participation (Kern Public Facilities
  Project) Series B DN (Union Bank of Switzerland LOC) (VMIG-1)
 3.90%..........................................  11/07/00    3,300    3,300,000
 Los Angeles Community Redevelopment Agency Multifamily Housing
  Revenue Refunding Bonds Series 2000 DN (VMIG-1)
 3.85%..........................................  11/07/00    1,000    1,000,000
 Los Angeles County Certificates of Partnership (Equipment & Real
  Property Acquisition Program) (Kredietbank LOC) (AAA, Aaa)
 4.00%..........................................  12/01/00    2,470    2,470,681
 Los Angeles County Department of Water & Power Series C DN (A-1+,
  VMIG-1)
 4.10%..........................................  11/07/00    4,800    4,800,000
 Los Angeles County Department of Water & Power Series F DN (A-1+,
  VMIG-1)
 3.80%..........................................  11/07/00    5,000    5,000,000
 Los Angeles County Multifamily Housing RB (Malibu Meadows Project)
  Series 1998B DN (Federal National Mortgage Association) (A-1+)
 4.05%..........................................  11/07/00    5,600    5,600,000
 Los Angeles County Pension Obligation Revenue Refunding Bonds
  Series B DN (AMBAC Insurance) (A-1+, VMIG-1)
 3.75%..........................................  11/07/00    8,600    8,600,000
 Los Angeles County Public Works Financing Authority Lease RB
  Series 2000J DN (First Union Bank LOC) (VMIG-1)
 4.03%..........................................  11/07/00    5,000    5,000,000

                        California Money Fund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                       Maturity   Par
in Securities                                       Date    (000)      Value
-------------                                     -------- -------- ------------

MUNICIPAL BONDS (continued)
California (continued)
 Los Angeles County TRAN Series 2000A (SP-1+, MIG-1)
 5.00%..........................................  06/29/01 $ 12,000 $ 12,065,345
 Los Angeles County TRAN Series 2000D (VMIG-1)
 4.00%..........................................  11/07/00   30,000   30,000,000
 Los Angeles County Transportation Commission Sales Tax Revenue
  Refunding Bonds Series 1992 DN (FGIC Insurance) (A-1+, VMIG-1)
 3.75%..........................................  11/07/00    6,700    6,700,000
 Los Angeles County Unified School District Certificates of
  Participation Series 1997A DN (Commerzbank LOC) (A-1+, VMIG-1)
 4.00%..........................................  11/07/00   13,800   13,800,000
 Los Angeles County Unified School District Certificates of
  Participation Series 2000B (Sp-1+)
 4.50%..........................................  10/01/01   10,000   10,058,589
 Los Angeles County Unified School District Certificates of
  Participation TRAN Series 2000A (SP-1+)
 5.00%..........................................  07/02/01    3,000    3,013,979
 Los Angeles County Water and Power (Westdeutsche Landesbank
  Girozentrale LOC) (A-1+, P-1)
 4.00%..........................................  01/16/01    2,800    2,800,000
 Los Angeles Metropolitan Transportation Authority (Morgan Guaranty
  Trust LOC) (A-1+, P-1)
 3.60%..........................................  02/09/01   10,000   10,000,000
 Metropolitan Water District of Southern California Series A DN
  (ABN-AMRO Bank N.V. LOC) (A-1+, VMIG-1)
 3.95%..........................................  11/07/00    4,795    4,795,000
 Metropolitan Water District of Southern California Series B (A-1+,
  P-1)
 3.70%..........................................  12/14/00   15,800   15,800,000
 Oakland California Joint Power Financing Authority Lease RB Series
  A-1 DN (Commerzbank LOC) (A-1)
 4.05%..........................................  11/07/00    5,000    5,000,000
 Ontario Multifamily RB (Residential Park Center) DN (Royal Bank of
  Canada LOC) (VMIG-1)
 3.50%..........................................  11/07/00    9,900    9,900,000

Investments                                       Maturity   Par
in Securities                                       Date    (000)      Value
-------------                                     -------- -------- ------------

MUNICIPAL BONDS (continued)
California (continued)
 Orange County California Apartment Development Revenue Bonds
  Series 1985V DN (Aa2, VMIG-1, Aa+, A-1+)
 4.05%..........................................  11/07/00 $  5,000 $  5,000,000
 Pomona Redevelopment Agency Multifamily RB Series A DN (FNMA
  Insurance) (A-1+)
 4.00%..........................................  11/07/00    9,100    9,100,000
 Riverside County Certificates of Participation (Riverside County
  Public Facility) Series 1985A DN (Commerzbank LOC) (A-1+, VMIG-1)
 3.70%..........................................  11/07/00    8,800    8,800,000
 Riverside County Certificates of Participation (Riverside County
  Public Facility) Series 1985D DN (Commerzbank LOC) (A-1+)
 3.70%..........................................  11/07/00    3,980    3,980,000
 Rohnert Park Multifamily Housing Bonds (Crossbrook Apartments)
  Series A DN (FNMA Insurance) (A-1+)
 3.85%..........................................  11/07/00    2,500    2,500,000
 Sacramento County Sanitation District Financing Authority Series
  2000
 4.10%..........................................  09/01/01    2,600    2,600,000
 Sacramento County TRAN
 5.00%..........................................  10/04/01    2,000    2,021,435
 Sacramento Municipal Utility District TECP (Bayerische Landesbank
  Girozentrale LOC)
  (A-1+, P-1)
 3.70%..........................................  11/17/00    5,000    5,000,000
 3.75%..........................................  11/17/00    4,000    4,000,000
 3.90%..........................................  01/17/01    2,000    2,000,000
 Sacramento Municipal Utility District TECP Series 2000A
  (Bayerische Landesbank Girozentrale LOC)
 3.85%..........................................  10/01/01   11,155   11,155,000
 San Diego Multifamily Housing RB Series A DN (Fifth Third Bank
  LOC) (A-1+)
 3.95%..........................................  11/07/00    4,100    4,100,000
 San Diego Multifamily Housing RB Series 1985 DN (VMIG-1)
 4.00%..........................................  11/07/00    7,300    7,300,000

                        California Money Fund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                       Maturity   Par
in Securities                                       Date    (000)      Value
-------------                                     -------- -------- ------------

MUNICIPAL BONDS (continued)
California (continued)
 San Diego Multifamily Housing RB (University Tour Center
  Apartments Project) DN (Bank America LOC) (A-1, VMIG-1)
 4.00%..........................................  11/07/00 $  4,000 $  4,000,000
 San Diego Water Authority DN (A-1, P-1)
 3.45%..........................................  11/07/00   10,000   10,000,000
 San Francisco Airport Commission (A-1+, P-1)
 3.75%..........................................  01/12/01    5,230    5,230,000
 San Francisco Bay Area Transit Authority (A-1+, P-1)
 3.65%..........................................  12/07/00    5,000    5,000,000
 San Francisco City & County Redevelopment Agency Multifamily
  Housing RB (Filmore Center) DN (A-1+)
 3.90%..........................................  11/07/00    1,400    1,400,000
 San Francisco City & County Redevelopment Agency Multifamily
  Housing RB (South Harbor Project) DN (VMIG-1)
 4.10%..........................................  11/07/00   12,100   12,100,000
 San Francisco Public Utility Commission (A-1+, P-1)
 3.60%..........................................  11/06/00    6,000    6,000,000
 San Jose Multifamily Housing Bonds (Fairway Glen Project) Series A
  DN (FGIC Insurance) (A-1+, VMIG-1)
 4.00%..........................................  11/07/00    4,980    4,980,000
 San Jose Multifamily Housing Bonds (Timberwood Apartments Project)
  Series 1995A DN (Wells Fargo Bank LOC) (VMIG-1)
 3.80%..........................................  11/07/00    4,065    4,065,000
 San Juan-Modesto-Santa Clara-Redding Public Power Agency (San Juan
  Project) Subordinate Lien RB Series 1995B DN (AMBAC Insurance)
  (A-1+, VMIG-1)
 3.75%..........................................  11/07/00   12,000   12,000,000
 San Juan-Modesto-Santa Clara-Redding Public Power Agency (San Juan
  Project) Subordinate Lien RB Series 1997E DN (National
  Westminster LOC) (A-1+, VMIG-1)
 3.75%..........................................  11/07/00   15,600   15,600,000
 Santa Ana Unified School District Public Facilities Series 1990 DN
  (Banque Nationale de Paris LOC) (VMIG-1)
 3.75%..........................................  11/07/00    7,303    7,303,280

                                                 Maturity    Par
Investments in Securities                          Date     (000)      Value
-------------------------                       ---------- -------- ------------

MUNICIPAL BONDS (continued)
California (continued)
 Santa Clara Multifamily Housing Bonds (Fox Chase Project) DN (FGIC
  Insurance) (A-1+, VMIG-1)
 3.95%........................................    11/07/00 $  1,600 $  1,600,000
 Southern California Public Power Authority Subordinated Refunding
  RB (Palo Verde Project) Series 1996B DN (A-1+, VMIG-1)
 3.75%........................................    11/07/00   10,300   10,300,000
 Southern California Public Power Authority Subordinated Refunding
  RB (Southern Transmission Project) Series 1991 DN (AMBAC
  Insurance & Barclays LOC) (A-1+, VMIG-1)
 3.75%........................................    11/07/00    5,000    5,000,000
 Southern California Public Power Authority Subordinated Refunding
  RB (Southern Transmission Project) Series 1996B DN
  (FSA Insurance) (A-1+, VMIG-1)
 3.75%........................................    11/07/00    5,200    5,200,000
 Wateruse Finance Authority RB Series 1998 DN (FSA Insurance) (A-
  1+)
 3.75%........................................    11/07/00    9,200    9,200,000
                                                                    ------------
                                                                     519,335,290
                                                                    ------------
Guam--1.1%
 Guam Power Authority TECP (Kredietbank LOC) (A-1, P-1)
 3.95%........................................    12/08/00    3,200    3,200,000
 3.70%........................................  03/08/2001    3,000    3,000,000
                                                                    ------------
                                                                       6,200,000
                                                                    ------------
Puerto Rico--10.2%
 ABN AMRO Munitops Series 2000 (Aaa)
 3.90%........................................    10/26/01   10,100   10,100,000
 Commonwealth of Puerto Rico Highway & Transportation Authority RB
  Series 2000B DN (MBIA Insurance) (VMIG-1)
 4.03%........................................    11/07/00    2,735    2,735,000
 Commonwealth of Puerto Rico Infrastructure Finance Authority
  Series 2000A DN (Societe Generale LOC) (A-1C+)
 4.60%........................................    11/01/00    1,100    1,100,000
 Puerto Rico Electric Power Authority Series 43 DN (Societe
  Generale LOC) (A-1+)
 3.90%........................................    11/07/00    8,900    8,900,000

                        California Money Fund Portfolio
                      Statement of Net Assets (Concluded)
-------------------------------------------------------------------------------

Investments                                       Maturity    Par
in Securities                                       Date     (000)     Value
-------------                                     --------- ------- ------------

MUNICIPAL BONDS (continued)
Puerto Rico (continued)
 Puerto Rico Electric Power Authority Series 44 DN (Societe
  Generale LOC) (A-1+)
 3.90%..........................................  11/07/000 $ 5,600 $  5,600,000
 Puerto Rico Government Development Bank Series 1985 DN (Credit
  Suisse LOC) (A-1+, VMIG-1)
 3.85%..........................................   11/07/00   9,332    9,332,000
 Puerto Rico Government Development Bank TECP (A-1+, P-1)
 3.90%..........................................   12/07/00   5,014    5,014,000
 4.00%..........................................   01/26/01   9,000    9,000,000
 Puerto Rico Industrial Tourist Education Medical & Environmental
  Control Financing Authority (Ana G. Mendez University System
  Project) DN (Banco de Santarder LOC) (A-1+)
 3.85%..........................................   11/07/00   1,500    1,500,000
 Puerto Rico Industrial Tourist Education Medical & Environmental
  Control Financing Authority (Ana G. Mendez Foundation Project) DN
  (Bank of Tokyo-Mitsubishi LOC) (A-1+)
 4.20%..........................................   11/07/00   6,500    6,500,000
                                                                    ------------
                                                                      59,781,000
                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES
 (Cost $585,316,290*).......................................   99.9%  585,316,290
OTHER ASSETS IN EXCESS OF LIABILITIES.......................    0.1       630,735
                                                              -----  ------------
NET ASSETS (Equivalent to $1.00 per share based on
 575,859,338 Institutional Shares and 10,213,984 Dollar
 Shares Outstanding)........................................  100.0% $585,947,025
                                                              =====  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($585,947,025 / 586,073,322)...............................                $1.00
                                                                            =====

--------
* Cost for federal income tax purposes.
** Variable Rate Obligations--The interest rate shown is as of October 31, 2000, and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.


                        California Money Fund Portfolio
                             Maturity Information
                               October 31, 2000
                                  (Unaudited)

    Maturity                            Par                                            Percentage
    --------                        ------------                                       ----------
      1-30 Days                     $455,290,280                                          77.8%
     31-60 Days                       37,484,000                                           6.4
     61-90 Days                       21,030,000                                           3.6
    91-120 Days                       12,000,000                                           2.1
   121-150 Days                        3,000,000                                           0.5
  Over 150 Days                       56,255,000                                           9.6

                      Average Weighted Maturity--47 days


Investment Abbreviations:

 DN   Demand Note
 GO   General Obligation
 IDRB Industrial Development Revenue Bonds
 LOC  Letter of Credit
 PCRB Pollution Control Revenue Bond
 RB   Revenue Bond
 TRAN Tax and Revenue Anticipation Notes
 TECP Tax-Exempt Commercial Paper

The Moody's Investors Service, Inc. and Standard & Poor's Ratings Service ratings of the investments in the various portfolios are believed to be the most recent ratings available at October 31, 2000. The ratings have not been audited by the Independent Accountants and, therefore, are not covered by The Report of Independent Accountants.

               See accompanying notes to financial statements.

                         Provident Institutional Funds
                         New York Money Fund Portfolio
                            Statement of Net Assets
                                October 31, 2000
--------------------------------------------------------------------------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS--99.6%
New York--90.1%
 City of New York GO DN (Chase Manhattan Bank LOC) (A-1+)
 4.60%...........................................  11/01/00 $ 3,050 $  3,050,000
 City of New York GO DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
 4.75%...........................................  11/01/00     100      100,000
 City of New York GO Series 1995F-2 DN (Toronto Dominion LOC) (A-
  1+, VMIG-1)
 4.15%...........................................  11/07/00   6,450    6,450,000
 City of New York GO Series 1995F-4 DN (Landesbank Hessen Thuringen
  Girozentrale LOC) (A-1+, VMIG-1)
 4.15%...........................................  11/07/00   1,900    1,900,000
 City of New York GO Series 1995F-6 DN (Morgan Guaranty Trust LOC)
  (A-1+, VMIG-1)
 4.20%...........................................  11/07/00   3,000    3,000,000
 City of New York GO Series A DN (Morgan Guaranty Trust LOC) (A-1+,
  VMIG-1)
 4.75%...........................................  11/01/00   1,150    1,150,000
 City of New York GO Series B DN (FGIC Insurance) (A-1+, VMIG-1)
 4.75%...........................................  11/01/00     100      100,000
 City of New York GO Series B-2 DN (Morgan Guaranty Trust LOC) (A-
  1+, VMIG-1)
 4.75%...........................................  11/01/00     700      700,000
 City of New York GO Series B-8 DN (Bayerishe Landesbank LOC) (A-
  1+, VMIG-1)
 4.20%...........................................  11/07/00     300      300,000
 City of New York GO Series D-22 DN (FGIC Insurance) (A1+, VMIG-1)
 4.20%...........................................  11/07/00   4,600    4,600,000
 City of New York GO Series E-4 DN (State Street Bank LOC) (A-1+,
  VMIG-1)
 4.75%...........................................  11/01/00   1,000    1,000,000
 City of New York GO Series E-5 DN (Morgan Guaranty Trust LOC) (A-
  1+, VMIG-1)
 4.75%...........................................  11/01/00   1,900    1,900,000
 City of New York GO Series F-5 DN (Bayerische Landesbank
  Girozentrale LOC) (A-1+, VMIG-1)
 4.20%...........................................  11/07/00   5,000    5,000,000
 City of New York GO Trust Receipts DN (Societe Generale) (A-1+)
 4.40%...........................................  11/07/00   9,060    9,060,000

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
New York (continued)
 City of New York Health & Hospital Corporation RB (Health System)
  Series A DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
 4.20%...........................................  11/07/00 $ 6,000 $  6,000,000
 City of New York Health & Hospital DN (Bank of New York LOC) (A-
  1+, VMIG-1)
 4.10%...........................................  11/07/00   1,200    1,200,000
 City of New York Housing Development Corporation Multifamily
  Housing RB (Carnegie Park Project) Series 1997A DN (Federal
  National Mortgage Association) (A-1+)
 4.20%...........................................  11/07/00   7,000    7,000,000
 City of New York Housing Development Corporation Multifamily
  Rental Housing RB (Monterey Project) Series 1997A DN
  (Federal National Mortgage Association) (A-1+)
 4.20%...........................................  11/07/00  11,100   11,100,000
 City of New York Municipal Water & Sewer System Finance Authority
  RB Series 2000C DN (A-1+, VMIG-1)
 4.55%...........................................  11/01/00   9,700    9,700,000
 City of New York Municipal Water Finance Authority DN (First Union
  Bank LOC) (VMIG-1)
 4.43%...........................................  11/07/00   5,000    5,000,000
 City of New York Municipal Water Finance Authority Series 1994G DN
  (FGIC Insurance)
  (A-1+, VMIG-1)
 4.60%...........................................  11/01/00   4,300    4,300,000
 City of New York Tender Option Bonds DN (MBIA Insurance) (VMIG-1)
 4.35%...........................................  11/07/00   7,000    7,000,000
 City of New York Transitional Finance Authority Financing RB Eagle
  Tax Exempt Trust Series 2000 DN (Citibank LOC) (A-1+)
 4.35%...........................................  11/07/00   3,000    3,000,000
 City of New York Transitional Finance Authority Financing RB
  Future Tax Secured Bonds Series 1998A-1 DN (Morgan Guaranty Trust
  LOC) (A-1+, VMIG-1)
 4.20%...........................................  11/07/00   1,500    1,500,000

                         New York Money Fund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
New York (continued)
 City of New York Transitional Finance Authority Financing RB
  Future Tax Secured Bonds Series 1998A-1 DN (Societe Generale LOC)
  (VMIG-1)
 4.20%...........................................  11/07/00 $ 2,400 $  2,400,000
 City of New York Transitional Finance Authority Financing RB
  Future Tax Secured Bonds Series 1998A-2 DN (Bank of Nova Scotia
  LOC) (VMIG-1)
 4.20%...........................................  11/07/00   2,400    2,400,000
 City of New York Transitional Finance Authority Financing RB
  Future Tax Secured Bonds Series1998A-2 DN (Morgan Guaranty Trust
  SBPA) (A-1+, VMIG-1)
 4.20%...........................................  11/07/00     500      500,000
 City of New York Transitional Finance Authority Financing RB
  Future Tax Secured Bonds Series 1998C DN (Bayerische Landesbank
  Girozentrale LOC) (A-1+, VMIG-1)
 4.60%...........................................  11/01/00     850      850,000
 City of New York Transitional Finance Authority Financing RB
  Future Tax Secured BondsSeries 1999B-2 DN (Banc One LOC) (A-1+,
  VMIG-1)
 4.60%...........................................  11/01/00   1,000    1,000,000
 Dobbs Ferry University School District Free BAN Series 2000
 4.60%...........................................  07/16/01   1,850    1,854,302
 Dormitory Authority of the State of New York RB (Beverwyck Inc.)
  DN (Banque Paribas LOC) (P-1)
 4.20%...........................................  11/07/00   7,000    7,000,000
 Dormitory Authority of the State of New York RB (Cornell
  University) DN (Morgan Guaranty SPA) (SP-1+, VMIG-1)
 4.50%...........................................  11/01/00     600      600,000
 Dormitory Authority of the State of New York RB (MBIA Insurance)
  DN (A-1, VMIG-1)
 4.10%...........................................  11/07/00   2,400    2,400,000
 Dormitory Authority of the State of New York RB (Metropolitan
  Museum of Art) Series 1993A DN (A-1+, VMIG-1)
 4.10%...........................................  11/07/00   1,063    1,063,000

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
New York (continued)
 Dormitory Authority of the State of New York RB (Rockefeller
  University) Series 1998A DN (A-1+, VMIG-1)
 4.10%...........................................  11/07/00 $ 9,500 $  9,500,000
 Franklin County IDA Civic Facility RB (Paul Smith's College
  Project) Series 1998 DN (Key Bank N.A. LOC)
 4.45%...........................................  11/07/00   4,200    4,200,000
 Holland Patent Central School District BAN Series 2000
 4.50%...........................................  02/22/01   1,438    1,438,903
 Liverpool Central School District BAN Series 2000
 4.85%...........................................  07/12/01   6,000    6,013,891
 Long Island Power Authority Electric System DN (MBIA Insurance)
  (A-1+, VMIG-1)
 4.20%...........................................  11/07/00   2,800    2,800,000
 Long Island Power Authority Electric System Subordinated RB DN
  (Bayerische Landesbank Girozentrale LOC) (A-1+, VMIG-1)
 4.20%...........................................  11/07/00   7,100    7,100,000
 Long Island Power Authority Electric System Subordinated RB DN
  (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
 4.55%...........................................  11/01/00   1,300    1,300,000
 Massapequa Unified School District BAN
 5.00%...........................................  06/26/01   4,500    4,515,967
 Metropolitan Transportation Authority DN (First Union Bank LOC)
  (VMIG-1)
 4.43%...........................................  11/07/00   5,000    5,000,000
 Monroe County IDA (Electronic Navigation Industries) MB (AA-)
 4.60%...........................................  07/02/01   2,290    2,290,000
 Nassau County IDA Civic Facility Refunding & Improvement RB (Cold
  Spring Harbor Laboratory Project) DN (Morgan Guaranty Trust LOC)
  (A-1+)
 4.50%...........................................  11/01/00  10,450   10,450,000
 New York Local Government Assistance Corporation Bond Series DN
  (Toronto Dominion LOC) (A-1+, VMIG-1)
 4.05%...........................................  11/07/00   2,500    2,500,000

                         New York Money Fund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
New York (continued)
 New York Local Government Assistance Corporation Bonds Series
  1993A DN (Union Bank of Switzerland LOC) (A-1+, VMIG-1)
 4.15%...........................................  11/07/00 $ 2,075 $  2,075,000
 New York Local Government Assistance Corporation Bonds Series
  1994B DN (Credit Suisse LOC) (A-1+, VMIG-1)
 4.10%...........................................  11/07/00   5,000    5,000,000
 New York Local Government Assistance Corporation Bonds Series
  1995G DN (National Westminster LOC) (A-1+, VMIG-1)
 4.00%...........................................  11/07/00   4,300    4,300,000
 New York State Energy, Research & Development Authority PCRB (New
  York State Electric & Gas Corporation Project) Series 1985A MB
  (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
 4.20%...........................................  03/15/01   8,000    8,000,000
 New York State Energy, Research & Development Authority PCRB (New
  York State Electric & Gas Corporation Project) Series 1985D MB
  (Fleet National Bank LOC) (A-1+, VMIG-1)
 3.90%...........................................  12/01/00   2,300    2,300,000
 New York State Energy, Research & Development Authority PCRB (New
  York State Electric & Gas Corporation Project) Series 1994D DN
  (FNB Chicago LOC) (A-1+, VMIG-1)
 4.55%...........................................  11/01/00     200      200,000
 New York State Energy, Research & Development Authority PCRB (New
  York State Electric & Gas Corporation Project) Series 1994D-2 DN
  (Bank One N.A. LOC) (A-1+, VMIG-1)
 4.65%...........................................  11/01/00   4,200    4,200,000
 New York State Energy, Research & Development Authority PCRB
  (Niagara Mohawk Power Corporation) Series 1985A DN
  (Toronto Dominion LOC) (A-1, VMIG-1)
 4.75%...........................................  11/01/00   2,100    2,100,000
 New York State Energy, Research & Development Authority PCRB
  (Niagara Mohawk Power Corporation) Series 1985C DN (Bank One LOC)
  (P-1)
 4.60%...........................................  11/01/00   1,400    1,400,000

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
New York (continued)
 New York State Energy, Research & Development Authority PCRB
  (Niagara Mohawk Power Corporation) Series 1987A DN
  (Morgan Guaranty Trust LOC)
 4.50%...........................................  11/01/00 $   300 $    300,000
 New York State Energy, Research & Develpoment Authority PCRB
  (Orange & Rockland Utilities Incorporated Project) Series 1995A
  DN (AMBAC Insurance) (A-1+, VMIG-1)
 4.00%...........................................  11/07/00   5,750    5,750,000
 New York State Housing Finance Agency (Liberty View Apartments)
  Series 1997A DN (Federal National Mortgage Association) (A-1+)
 4.20%...........................................  11/07/00   1,900    1,900,000
 New York State Housing Finance Agency Multifamily Housing RB
  Series 1988A DN (AMBAC Insurance) (A-1+, VMIG-1)
 4.50%...........................................  11/07/00     700      700,000
 New York State Housing Finance Agency Service Contract Obligation
  RB Series 1998A DN (Commerzbank LOC) (A-1+, VMIG-1)
 4.00%...........................................  11/01/00   5,400    5,400,000
 New York State Housing Finance Authority RB (Normandie Court I)
  Series 1991 DN (Society Generale LOC) (A-1+, VMIG-1)
 4.20%...........................................  11/07/00   3,700    3,700,000
 New York State Power Authority Revenue & General Purpose Bonds
  Series 1985
 4.30%...........................................  09/04/01   8,000    8,000,000
 New York State Power Authority TECP (Morgan Guaranty Trust LOC)
  (A-1, P-1)
 4.20%...........................................  11/06/00  15,200   15,200,000
 New York State Power Authority TECP (Toronto Dominion LOC) (A-1,
  P-1)
 4.20%...........................................  12/11/00  10,000   10,000,000
 Newark Central School District BAN
 4.63%...........................................  01/26/01   4,000    4,004,370
 Niagara County IDA Solid Waste Disposal Facility RB (American Fuel
  Company of Niagara L.P.) Series 1994 A DN (Wachovia Bank LOC)
  (A-1, P-1)
 4.25%...........................................  11/07/00     810      810,000

                         New York Money Fund Portfolio
                      Statement of Net Assets (Continued)
-------------------------------------------------------------------------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
New York (continued)
 Niagara Falls Toll Bridge Commission RB Series 1993A DN (FGIC
  Insurance & Credit Local de France SBPA) (A-1+, VMIG-1)
 4.00%...........................................  11/07/00 $ 1,000 $  1,000,000
 North Tonawanda BAN Series 2000
 5.00%...........................................  07/12/01   2,437    2,445,079
 Oyster Bay BAN Series 2000E
 5.00%...........................................  09/28/01   4,455    4,475,291
 Port Authority of New York & New Jersey (Versatile Structure
  Obligations) DN (Bayerische Landebank Girozentrale LOC) (A-1+,
  VMIG-1)
 4.60%...........................................  11/01/00     800      800,000
 Southwestern Central School District BAN
 4.25%...........................................  12/08/00   3,000    3,000,726
 Suffolk County Water Authority DN (Bank of Nova Scotia LOC) (VMIG-
  1)
 4.10%...........................................  11/07/00   4,500    4,500,000
 Triborough Bridge & Tunnel Authority Series S MB (Escrowed in U.S.
  Government Securities) (Aaa)
 7.00%...........................................  01/01/01   1,000    1,011,548
                                                                    ------------
                                                                     273,858,077
                                                                    ------------
Puerto Rico--9.5%
 Puerto Rico Electric Power Authority Series 43 DN (Societe
  Generale LOC) (A-1+)
 3.90%...........................................  11/07/00   9,700    9,700,000
 Puerto Rico Electric Power Authority Series 44 DN (Societe
  Generale LOC) (A-1+)
 3.90%...........................................  11/07/00   3,300    3,300,000
 Puerto Rico Government Development Bank Series 1985 DN (MBIA
  Insurance, Credit Suisse SBPA)
  (A-1+, VMIG-1)
 3.85%...........................................  11/07/00  12,050   12,050,000
 Puerto Rico Highway & Transportation Authority RB Series 1998A DN
  (AMBAC Insurance) (A-1+, VMIG-1)
 3.90%...........................................  11/07/00     300      300,000

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
Puerto Rico (continued)
 Puerto Rico Industrial, Tourist, Educational, Medical &
  Environmental Control Facilities RB (Ana G. Mendez University
  System Project) Series 1998 DN (Banco de Santander LOC) (A-1+)
 3.85%...........................................  11/07/00 $ 3,500 $  3,500,000
                                                                    ------------
                                                                      28,850,000
                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES
 (Cost $302,708,077*)......................................   99.6%  302,708,077
OTHER ASSETS IN EXCESS OF LIABILITIES......................    0.4     1,133,182
                                                             -----  ------------
NET ASSETS (Equivalent to $1.00 per share based on
 302,211,111 Institutional Shares and 1,647,327 Dollar
 Shares outstanding).......................................  100.0% $303,841,259
                                                             =====  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($303,841,259 / 303,858,438)..............................                $1.00
                                                                           =====

--------
*   Cost for federal income tax purposes.
** Variable Rate Obligations- The interest rate shown is as of October 31, 2000, and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

                         New York Money Fund Portfolio
                      Statement of Net Assets (Concluded)
--------------------------------------------------------------------------------


                              New York Money Fund
                              Maturity Information
                                October 31, 2000
                                  (Unaudited)

                                                                                       Percentage
    Maturity                                                                               of
     Period                          Par (000)                                         Portfolio
    --------                         ---------                                         ----------
      1-30 Days                     $243,358,000                                          80.4%
     31-60 Days                       15,300,000                                           5.1
     61-90 Days                        5,000,000                                           1.7
   '91-120 Days                        1,437,629                                           0.5
   121-150 Days                        8,000,000                                           2.6
  Over 150 Days                       29,532,000                                           9.7

                       Average Weighted Maturity--39 days

Investment Abbreviations:

 BAN  Bond Anticipation Note
 DN   Demand Note (Variable Rate)
 GO   General Obligation
 LOC  Letter of Credit
 MB   Municipal Bond
 IDA  Industrial Development Authority
 PCRB Pollution Control Revenue Bond
 RB   Revenue Bond

The Moody's Investor Service, Inc. and Standard & Poor's Rating Service ratings of the investmentsin the various Portfolios are believed to be the most recent ratings available at October 31, 2000. The ratings have not been audited by the Independent Accountants and, therefore, are not covered by the Report of Independent Accountants.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                           Statements of Operations
                          Year Ended October 31, 2000

                                                                                    Federal     Treasury
                            TempFund       TempCash     Fed Fund       T-Fund     Trust Fund   Trust Fund
                           Portfolio      Portfolio     Portfolio    Portfolio     Portfolio    Portfolio
                         --------------  ------------  -----------  ------------  -----------  -----------
Investment Income:
 Interest income........ $1,025,320,461  $204,972,616  $66,885,946  $187,673,106  $11,697,845  $67,508,979
                         --------------  ------------  -----------  ------------  -----------  -----------
Expenses:
 Investment advisory
  fee...................     14,687,862     4,686,062    1,336,320     3,927,630      240,278    1,481,376
 Administration fee.....     14,687,862     4,686,062    1,336,320     3,927,630      240,278    1,481,376
 Custodian fee..........      1,440,784       402,631      192,565       380,917       50,851      216,262
 Transfer agent fee.....        925,116        66,656       54,516       175,935       18,555       76,405
 Legal fees.............        182,096        56,871       27,132        57,426       21,859       30,983
 Audit fees.............        128,554        28,344       12,000        15,718       12,171       11,270
 Printing...............         97,700        25,898        6,592        17,454        5,302        7,317
 Registration fees and
  expenses..............        108,939        61,573       23,182        57,899       30,037       28,677
 Trustees' fees and
  expenses..............         20,622        29,775       32,242        32,220       27,206       31,842
 Other..................        259,136        41,853       35,820        68,771       16,605       35,130
                         --------------  ------------  -----------  ------------  -----------  -----------
                             32,538,671    10,085,725    3,056,689     8,661,600      663,142    3,400,638
Service Organization
 fees--Dollar Shares....      1,559,251     1,008,870      272,800     1,476,904       40,645      817,042
Service Organization
 fees--Cash Management
 Shares.................        102,230            --           --       265,030           --           --
Service Organization
 fees--Cash Reserve
 Shares.................        266,843            --           --            --           --           --
                         --------------  ------------  -----------  ------------  -----------  -----------
                              1,928,324     1,008,870      272,800     1,741,934       40,645      817,042
                         --------------  ------------  -----------  ------------  -----------  -----------
Total expenses..........     34,466,995    11,094,595    3,329,489    10,403,534      703,787    4,217,680
                         --------------  ------------  -----------  ------------  -----------  -----------
Less fees waived........     (3,255,600)   (4,261,283)    (906,690)   (2,384,479)    (277,845)  (1,023,001)
Less fees paid
 indirectly.............             --            --       (3,412)     (157,795)          --           --
                         --------------  ------------  -----------  ------------  -----------  -----------
                             (3,255,600)   (4,261,283)    (910,102)   (2,542,274)    (277,845)  (1,023,001)
                         --------------  ------------  -----------  ------------  -----------  -----------
Net expenses............     31,211,395     6,833,312    2,419,387     7,861,260      425,942    3,194,679
                         --------------  ------------  -----------  ------------  -----------  -----------
Net investment income...    994,109,066   198,139,304   64,466,559   179,811,846   11,271,903   64,314,300
Realized gain (loss) on
 investments:
 Net realized gain
  (loss) from security
  transactions..........       (248,823)     (239,142)      26,891       (68,312)      19,645     (143,186)
                         --------------  ------------  -----------  ------------  -----------  -----------
 Net increase in net
  assets resulting from
  operations............ $  993,860,243  $197,900,162  $64,493,450  $179,743,534  $11,291,548  $64,171,114
                         ==============  ============  ===========  ============  ===========  ===========

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                           Statements of Operations
                          Year Ended October 31, 2000

                                                       California    New York
                              MuniFund     MuniCash    Money Fund   Money Fund
                              Portfolio    Portfolio    Portfolio    Portfolio
                             -----------  -----------  -----------  -----------
Investment Income:
 Interest income...........  $25,376,568  $18,115,465  $21,180,724  $11,485,495
                             -----------  -----------  -----------  -----------
Expenses:
 Invesment advisory fee....    1,115,908      773,893    1,227,525      604,475
 Administration fee........    1,115,908      773,893    1,227,525      604,475
 Custodian fee.............      133,543      101,441      130,056       73,115
 Transfer agent fee........       71,746       36,272       28,132       21,487
 Legal fees................       26,419       24,161       24,213       20,969
 Audit fees................       11,965       13,731       12,697       13,431
 Printing..................        6,595        5,353        7,038        6,779
 Registration fees and
  expenses.................       59,021       17,978        6,343        2,206
 Trustees' fees and
  expenses.................       32,631       32,435       32,445       27,623
 Other.....................       20,592       12,136       16,179       10,964
                             -----------  -----------  -----------  -----------
                               2,594,328    1,791,293    2,712,153    1,385,524
Service Organization fees--
 Dollar Shares.............      154,315      317,374       27,387        2,497
Service Organization fees--
 Cash Management Shares....       19,831           --           --           --
Service Organization fees--
 Cash Reserve Shares.......       20,565           --           --           --
                             -----------  -----------  -----------  -----------
                                 194,711      317,374       27,387        2,497
                             -----------  -----------  -----------  -----------
Total expenses.............    2,789,039    2,108,667    2,739,540    1,388,021
                             -----------  -----------  -----------  -----------
Less fees waived...........   (1,319,007)    (906,846)  (1,484,630)    (781,051)
Less fees paid indirectly..      (47,998)     (15,175)     (26,204)     (20,069)
                             -----------  -----------  -----------  -----------
                              (1,367,005)    (922,021)  (1,510,834)    (801,120)
                             -----------  -----------  -----------  -----------
Net expenses...............    1,422,034    1,186,646    1,228,706      586,901
                             -----------  -----------  -----------  -----------
Net investment income......   23,954,534   16,928,819   19,952,018   10,898,594
                             -----------  -----------  -----------  -----------
Realized gain (loss) on
 investments:
 Net realized gain (loss)
  from security
  transactions.............      (13,752)     (21,869)       4,413        5,407
 Increase in amortized
  market discount..........           --        4,815           --           --
                             -----------  -----------  -----------  -----------
 Net gain (loss) on
  investments..............      (13,752)     (17,054)       4,413        5,407
                             -----------  -----------  -----------  -----------
Net increase in net assets
 resulting from operations.  $23,940,782  $16,911,765  $19,956,431  $10,904,001
                             ===========  ===========  ===========  ===========

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                      Statements of Changes in Net Assets

                                                                    TempFund Portfolio
                                                    ----------------------------------------------------
                                                      Year Ended     One Month Ended
                                                      October 31,      October 31,        Year Ended
                                                         2000             1999        September 30, 1999
                                                    ---------------  ---------------  ------------------
Increase (decrease)
 in net assets:
 Operations:
  Net investment
   income..........                                 $   994,109,066  $    67,024,490   $   650,787,946
  Net gain (loss)
   on investments..                                        (248,823)              --            50,928
                                                    ---------------  ---------------   ---------------
  Net increase in
   net assets
   resulting from
   operations......                                     993,860,243       67,024,490       650,838,874
                                                    ---------------  ---------------   ---------------
Distributions to
 shareholders:
  From net
   investment
   income:
  TempFund
   Institutional
   Shares..........                                    (951,788,932)     (64,950,049)     (631,844,393)
  TempFund Dollar
   Shares..........                                     (37,047,225)      (2,011,692)      (18,827,954)
  TempFund Cash
   Management
   Shares..........                                      (1,162,297)         (62,749)         (115,599)
  TempFund Cash
   Reserve Shares..                                      (4,110,612)              --                --
  TempCash
   Institutional
   Shares..........                                              --               --                --
  TempCash Dollar
   Shares..........                                              --               --                --
                                                    ---------------  ---------------   ---------------
   Total
    distributions
    to
    shareholders...                                    (994,109,066)     (67,024,490)     (650,787,946)
                                                    ---------------  ---------------   ---------------
  Increase
   (decrease) in
   net assets
   derived from
   capital share
   transactions....                                   2,586,116,104    1,788,268,757     2,567,515,101
                                                    ---------------  ---------------   ---------------
   Total increase
    (decrease) in
    net assets.....                                   2,585,867,281    1,788,268,757     2,567,566,029
Net assets:
  Beginning of
   period..........                                  14,344,802,117   12,556,533,360     9,988,967,331
                                                    ---------------  ---------------   ---------------
  End of period....                                 $16,930,669,398  $14,344,802,117   $12,556,533,360
--------------------------------------------------
                                                    ===============  ===============   ===============
                                                                     TempCash Portfolio
                                                    ----------------------------------------------------
                                                       Year Ended    One Month Ended      Year Ended
                                                    October 31, 2000 October 31, 1999 September 30, 1999
                                                    ---------------- ---------------- ------------------
Increase (decrease)
 in net assets:
 Operations:
  Net investment
   income..........                                  $  198,139,304   $   10,587,379    $  171,864,093
  Net gain (loss)
   on investments..                                        (239,142)              --          (128,638)
                                                    ---------------- ---------------- ------------------
  Net increase in
   net assets
   resulting from
   operations......                                     197,900,162       10,587,379       171,735,455
                                                    ---------------- ---------------- ------------------
Distributions to
 shareholders:
  From net
   investment
   income:
  TempFund
   Institutional
   Shares..........                                              --               --                --
  TempFund Dollar
   Shares..........                                              --               --                --
  TempFund Cash
   Management
   Shares..........                                              --               --                --
  TempFund Cash
   Reserve Shares..                                              --               --                --
  TempCash
   Institutional
   Shares..........                                    (174,383,527)      (8,898,995)     (151,905,646)
  TempCash Dollar
   Shares..........                                     (23,755,777)      (1,688,384)      (19,958,447)
                                                    ---------------- ---------------- ------------------
   Total
    distributions
    to
    shareholders...                                    (198,139,304)     (10,587,379)     (171,864,093)
                                                    ---------------- ---------------- ------------------
  Increase
   (decrease) in
   net assets
   derived from
   capital share
   transactions....                                   1,860,530,051        6,225,835      (656,158,328)
                                                    ---------------- ---------------- ------------------
   Total increase
    (decrease) in
    net assets.....                                   1,860,290,909        6,225,835      (656,286,966)
Net assets:
  Beginning of
   period..........                                   2,352,861,602    2,346,635,767     3,002,922,733
                                                    ---------------- ---------------- ------------------
  End of period....                                  $4,213,152,511   $2,352,861,602    $2,346,635,767
--------------------------------------------------
                                                    ================ ================ ==================

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                      Statements of Changes in Net Assets

                                                                  FedFund Portfolio                 T-Fund Portfolio
                                                          --------------------------------- ---------------------------------
                                                             Year Ended       Year Ended       Year Ended       Year Ended
                                                          October 31, 2000 October 31, 1999 October 31, 2000 October 31, 1999
                                                          ---------------- ---------------- ---------------- ----------------
Increase (decrease) in net assets:
 Operations:
  Net investment income..................................  $   64,466,559   $  46,197,993    $  179,811,846   $  165,295,342
  Net gain (loss) on investments.........................          26,891          17,942           (68,312)         (13,212)
                                                           --------------   -------------    --------------   --------------
  Net increase in net assets resulting from operations...      64,493,450      46,215,935       179,743,534      165,282,130
                                                           --------------   -------------    --------------   --------------
Distributions to shareholders:
  From net investment income:
  FedFund Institutional Shares...........................     (57,933,919)    (44,821,647)               --               --
  FedFund Dollar Shares..................................      (6,532,640)     (1,376,346)               --               --
  T-Fund Institutional Shares............................              --              --      (144,322,710)    (134,576,688)
  T-Fund Dollar Shares...................................              --              --       (32,679,214)     (30,677,701)
  T-Fund Cash Management Shares..........................              --              --        (2,809,922)         (40,953)
                                                           --------------   -------------    --------------   --------------
   Total distributions to shareholders...................     (64,466,559)    (46,197,993)     (179,811,846)    (165,295,342)
                                                           --------------   -------------    --------------   --------------
  Increase (decrease) in net assets derived from capital
   share transactions....................................     839,361,750    (370,100,898)     (110,587,557)    (308,040,217)
                                                           --------------   -------------    --------------   --------------
   Total increase (decrease) in net assets...............     839,388,641    (370,082,956)     (110,655,869)    (308,053,429)
Net assets:
  Beginning of period....................................     777,354,709   1,147,437,665     3,013,332,987    3,321,386,416
                                                           --------------   -------------    --------------   --------------
  End of period..........................................  $1,616,743,350   $ 777,354,709    $2,902,677,118   $3,013,332,987
--------------------------------------------------
                                                           ==============   =============    ==============   ==============

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                      Statements of Changes in Net Assets

                                                                            Federal Trust
                                                                           Fund Portfolio         Treasury Trust Fund Portfolio
                                                                      --------------------------  ------------------------------
                                                                       Year Ended    Year Ended     Year Ended      Year Ended
                                                                      October 31,   October 31,    October 31,     October 31,
                                                                          2000          1999           2000            1999
                                                                      ------------  ------------  --------------  --------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.............................................. $ 11,271,903  $ 13,591,905  $   64,314,300  $   57,263,241
  Net gain (loss) on investments.....................................       19,645         9,118        (143,186)        (69,222)
                                                                      ------------  ------------  --------------  --------------
  Net increase in net assets resulting from operations...............   11,291,548    13,601,023      64,171,114      57,194,019
                                                                      ------------  ------------  --------------  --------------
Distributions to shareholders:
  From net investment income:
  Federal Trust Fund Institutional Shares............................  (10,361,486)  (12,211,729)             --              --
  Federal Trust Fund Dollar Shares...................................     (910,417)   (1,380,176)             --              --
  Treasury Trust Fund Institutional Shares...........................           --            --     (47,177,619)    (38,151,639)
  Treasury Trust Fund Dollar Shares..................................           --            --     (17,136,681)    (19,111,602)
                                                                      ------------  ------------  --------------  --------------
   Total distributions to shareholders...............................  (11,271,903)  (13,591,905)    (64,314,300)    (57,263,241)
                                                                      ------------  ------------  --------------  --------------
  Decrease in net assets derived from capital share transactions.....  (95,306,918)  (72,338,870)    (67,755,622)   (337,924,844)
                                                                      ------------  ------------  --------------  --------------
   Total decrease in net assets......................................  (95,287,273)  (72,329,752)    (67,898,808)   (337,994,066)
Net assets:
  Beginning of period................................................  246,883,314   319,213,066   1,225,138,642   1,563,132,708
                                                                      ------------  ------------  --------------  --------------
  End of period...................................................... $151,596,041  $246,883,314  $1,157,239,834  $1,225,138,642
--------------------------------------------------
                                                                      ============  ============  ==============  ==============

                See accompanying notes to financial statements.

                         Provident Institutional Funds

                      Statements of Changes in Net Assets

                                                              MuniFund Portfolio
                                                    -----------------------------------------
                                                     Year Ended   Eleven Months   Year Ended
                                                    October 31,   Ended October  November 30,
                                                        2000        31, 1999         1998
                                                    ------------  -------------  ------------
Increase (decrease) in net assets:
 Operations:
  Net investment income....................         $ 23,954,534  $ 16,799,387   $ 19,543,173
  Net gain (loss) on investments...........              (13,752)      (30,617)       (28,931)
                                                    ------------  ------------   ------------
  Net increase in net assets resulting from
   operations..............................           23,940,782    16,768,770     19,514,242
                                                    ------------  ------------   ------------
Distributions to shareholders:
  From net investment income:
  MuniFund Institutional Shares............          (21,441,598)  (15,393,321)   (17,790,533)
  MuniFund Dollar Shares...................           (2,190,900)   (1,381,220)    (1,752,640)
  MuniFund Cash Management Shares..........             (132,208)      (24,846)            --
  MuniFund Cash Reserve Shares.............             (189,828)           --             --
  MuniCash Institutional Shares............                   --            --             --
  MuniCash Dollar Shares...................                   --            --             --
                                                    ------------  ------------   ------------
   Total distributions to shareholders.....          (23,954,534)  (16,799,387)   (19,543,173)
                                                    ------------  ------------   ------------
  Increase (decrease) in net assets derived
   from capital share transactions.........          148,174,164    22,517,403    (84,655,277)
                                                    ------------  ------------   ------------
   Total increase (decrease) in net
    assets.................................          148,160,412    22,486,786    (84,684,208)
Net assets:
  Beginning of period......................          541,983,192   519,496,406    604,180,614
                                                    ------------  ------------   ------------
  End of period............................         $690,143,604  $541,983,192   $519,496,406
--------------------------------------------------
                                                    ============  ============   ============
                                                              MuniCash Portfolio
                                                    ------------------------------------------
                                                     Year Ended   Eleven Months   Year Ended
                                                    October 31,   Ended October  November 30,
                                                        2000        31, 1999         1998
                                                    ------------- -------------- -------------
Increase (decrease) in net assets:
 Operations:
  Net investment income....................         $ 16,928,819  $ 13,139,776   $ 19,198,090
  Net gain (loss) on investments...........              (17,054)      (28,571)        22,258
                                                    ------------- -------------- -------------
  Net increase in net assets resulting from
   operations..............................           16,911,765    13,111,205     19,220,348
                                                    ------------- -------------- -------------
Distributions to shareholders:
  From net investment income:
  MuniFund Institutional Shares............                   --            --             --
  MuniFund Dollar Shares...................                   --            --             --
  MuniFund Cash Management Shares..........                   --            --             --
  MuniFund Cash Reserve Shares.............                   --            --             --
  MuniCash Institutional Shares............          (12,313,669)  (10,189,371)   (15,680,768)
  MuniCash Dollar Shares...................           (4,615,150)   (2,950,405)    (3,517,322)
                                                    ------------- -------------- -------------
   Total distributions to shareholders.....          (16,928,819)  (13,139,776)   (19,198,090)
                                                    ------------- -------------- -------------
  Increase (decrease) in net assets derived
   from capital share transactions.........          (31,006,787) (160,400,824)    43,865,954
                                                    ------------- -------------- -------------
   Total increase (decrease) in net
    assets.................................          (31,023,841) (160,429,395)    43,888,212
Net assets:
  Beginning of period......................          431,228,853   591,658,248    547,770,036
                                                    ------------- -------------- -------------
  End of period............................         $400,205,012  $431,228,853   $591,658,248
--------------------------------------------------
                                                    ============= ============== =============

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                      Statements of Changes in Net Assets

                                                             California Money Fund Portfolio
                                                    --------------------------------------------------
                                                                       Nine Months
                                                       Year Ended         Ended          Year Ended
                                                    October 31, 2000 October 31, 1999 January 31, 1999
                                                    ---------------- ---------------- ----------------
Increase (decrease) in
 net assets:
 Operations:
  Net investment income.                              $ 19,952,018    $  12,783,083     $ 20,026,954
  Net gain (loss) on
   investments..........                                     4,413            4,829           13,414
                                                      ------------    -------------     ------------
  Net increase in net
   assets resulting from
   operations...........                                19,956,431       12,787,912       20,040,368
                                                      ------------    -------------     ------------
Distributions to
 shareholders:
  From net investment
   income:
  California Money Fund
   Institutional
   Shares...............                               (19,625,241)     (12,291,399)     (16,653,422)
  California Money Fund
   Dollar Shares........                                  (326,777)        (491,684)      (3,373,532)
  New York Money Fund
   Institutional
   Shares...............                                        --               --               --
  New York Money Fund
   Dollar Shares........                                        --               --               --
                                                      ------------    -------------     ------------
   Total distributions
    to shareholders.....                               (19,952,018)     (12,783,083)     (20,026,954)
                                                      ------------    -------------     ------------
  Increase (decrease) in
   net assets derived
   from capital share
   transactions.........                                34,178,749     (137,011,893)      97,871,065
                                                      ------------    -------------     ------------
   Total increase
    (decrease) in net
    assets..............                                34,183,162     (137,007,064)      97,884,479
Net assets:
  Beginning of period...                               551,763,863      688,770,927      590,886,448
                                                      ------------    -------------     ------------
  End of period.........                              $585,947,025    $ 551,763,863     $688,770,927
--------------------------------------------------
                                                      ============    =============     ============
                                                             New York Money Fund Portfolio
                                                    ------------------------------------------------
                                                                       Three Months
                                                       Year Ended         Ended        Year Ended
                                                    October 31, 2000 October 31, 1999 July 31, 1999
                                                    ---------------- ---------------- --------------
Increase (decrease) in
 net assets:
 Operations:
  Net investment income.                              $ 10,898,594     $  2,373,602   $  9,389,877
  Net gain (loss) on
   investments..........                                     5,407               --         (1,390)
                                                    ---------------- ---------------- --------------
  Net increase in net
   assets resulting from
   operations...........                                10,904,001        2,373,602      9,388,487
                                                    ---------------- ---------------- --------------
Distributions to
 shareholders:
  From net investment
   income:
  California Money Fund
   Institutional
   Shares...............                                        --               --             --
  California Money Fund
   Dollar Shares........                                        --               --             --
  New York Money Fund
   Institutional
   Shares...............                               (10,862,081)      (2,373,602)    (9,389,877)
  New York Money Fund
   Dollar Shares........                                   (36,513)              --             --
                                                    ---------------- ---------------- --------------
   Total distributions
    to shareholders.....                               (10,898,594)      (2,373,602)    (9,389,877)
                                                    ---------------- ---------------- --------------
  Increase (decrease) in
   net assets derived
   from capital share
   transactions.........                               (19,410,717)      27,518,947    (22,361,832)
                                                    ---------------- ---------------- --------------
   Total increase
    (decrease) in net
    assets..............                               (19,405,310)      27,518,947    (22,363,222)
Net assets:
  Beginning of period...                               323,246,569      295,727,622    318,090,844
                                                    ---------------- ---------------- --------------
  End of period.........                              $303,841,259     $323,246,569   $295,727,622
--------------------------------------------------
                                                    ================ ================ ==============

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                      TempFund Institutional Shares
                     ------------------------------------------------------------------------
                                   One Month
                     Year Ended      Ended                Year Ended September 30,
                     October 31,  October 31,     -------------------------------------------
                        2000         1999            1999       1998       1997       1996
                     -----------  -----------     ----------  ---------  ---------  ---------
Net Asset Value,
Beginning of
Period...........    $     1.00   $     1.00      $     1.00  $    1.00  $    1.00  $    1.00
                     ----------   ----------      ----------  ---------  ---------  ---------
Income From
Investment
Operations:
 Net Investment
 Income..........        0.0611       0.0045          0.0495     0.0549     0.0539     0.0541
                     ----------   ----------      ----------  ---------  ---------  ---------
Less
Distributions:
 Dividends to
 Shareholders
 From Net
 Investment
 Income..........       (0.0611)     (0.0045)        (0.0495)   (0.0549)   (0.0539)   (0.0541)
                     ----------   ----------      ----------  ---------  ---------  ---------
Net Asset Value,
End of Period....    $     1.00   $     1.00      $     1.00  $    1.00  $    1.00  $    1.00
                     ==========   ==========      ==========  =========  =========  =========
Total Return.....          6.28%        5.42%/2/        5.06%      5.63%      5.53%      5.55%
Ratios/Supplemental
Data:
Net Assets, End
of Period $(000).    15,862,970   13,884,164      12,045,566  9,686,491  8,060,501  5,715,004
Ratio of Expenses
to Average Daily
Net Assets/1/ ...          0.18%        0.18%/2/        0.18%      0.18%      0.18%      0.18%
Ratio of Net
Investment Income
to Average Daily
Net Assets.......          6.12%        5.31%/2/        4.96%      5.50%      5.39%      5.41%
                                     TempFund Dollar Shares
                     -------------------------------------------------------------
                                  One Month
                     Year Ended     Ended         Year Ended September 30,
                     October 31, October 31,   -----------------------------------
                        2000        1999        1999     1998     1997     1996
                     ----------- ------------- -------- -------- -------- --------
Net Asset Value,
Beginning of
Period...........      $  1.00     $  1.00     $  1.00  $  1.00  $  1.00  $  1.00
                     ----------- ------------- -------- -------- -------- --------
Income From
Investment
Operations:
 Net Investment
 Income..........       0.0586      0.0043      0.0470   0.0524   0.0514   0.0516
                     ----------- ------------- -------- -------- -------- --------
Less
Distributions:
 Dividends to
 Shareholders
 From Net
 Investment
 Income..........      (0.0586)    (0.0043)    (0.0470) (0.0524) (0.0514) (0.0516)
                     ----------- ------------- -------- -------- -------- --------
Net Asset Value,
End of Period....      $  1.00     $  1.00     $  1.00  $  1.00  $  1.00  $  1.00
                     =========== ============= ======== ======== ======== ========
Total Return.....         6.02%       5.15%/2/    4.81%    5.38%    5.27%    5.30%
Ratios/Supplemental
Data:
Net Assets, End
of Period $(000).      815,132     446,569     497,178  302,476  355,284  162,119
Ratio of Expenses
to Average Daily
Net Assets/1/ ...         0.43%       0.43%/2/    0.43%    0.43%    0.43%    0.43%
Ratio of Net
Investment Income
to Average Daily
Net Assets.......         5.94%       5.06%/2/    4.71%    5.25%    5.14%    5.16%

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .20% for the year ended October 31, 2000, .20% (annualized) for the one month ended October 31, 1999 and .22%, .23%, .24% and 26% for the years ended September 30, 1999, 1998, 1997, 1996, respectively, for TempFund Institutional Shares and .45% for the year ended October 31, 2000, .45% (annualized) for the one month ended October 31, 1999 and .47%, .48%, .49% and .51% for the years ended September 30, 1999, 1998, 1997 and 1996, respectively, for TempFund Dollar Shares.
----
/2/Annualized.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                           TempFund Cash Management Shares
                                        ---------------------------------------
                                                                     For the
                                                                   Period June
                                                     One Month     14, 1999/1/
                                        Year Ended     Ended         Through
                                        October 31, October 31,   September 30,
                                           2000        1999           1999
                                        ----------- -----------   -------------
Net Asset Value, Beginning of Period..    $  1.00     $  1.00        $  1.00
                                          -------     -------        -------
Income From Investment Operations:
 Net Investment Income................     0.0561      0.0041         0.0135
                                          -------     -------        -------
Less Distributions:
 Dividends to Shareholders From Net
 Investment Income....................    (0.0561)    (0.0041)       (0.0135)
                                          -------     -------        -------
Net Asset Value, End of Period........    $  1.00     $  1.00        $  1.00
                                          =======     =======        =======
Total Return..........................       5.75%       4.92%/2/       4.60%/2/
Ratios/Supplemental Data:
Net Assets, End of Period $(000)......     30,242      14,069         13,789
Ratio of Expenses to Average Daily Net
Assets/3/ ............................       0.68%       0.68%/2/       0.68%/2/
Ratio of Net Investment Income to
Average Daily Net Assets..............       5.68%       4.81%/2/       4.57%/2/

----
/1/Commencement of Operations.
/2/Annualized.
/3/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets for TempFund Cash Management Shares would have been .70% for the year ended October 31, 2000, .70% (annualized) for the one month ended October 31, 1999 and .71% (annualized) for the period ended September 30, 1999.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                                  Temp Fund Cash Reserve Shares
                                                  -----------------------------
                                                         For the Period
                                                         May 30, 2000/1
                                                            / Through
                                                        October 31, 2000
                                                        ----------------
Net Asset Value, Beginning of Period.............           $   1.00
                                                            --------
Income From Investment Operations:
 Net Investment Income...........................             0.0258
                                                            --------
Less Distributions:
 Dividends to Shareholders From Net Investment
 Income..........................................            (0.0258)
                                                            --------
Net Asset Value, End of Period...................           $   1.00
                                                            ========
Total Return.....................................               6.24%/2/
Ratios/Supplemental Data:
Net Assets, End of Period $(000).................            222,325
Ratio of Expenses to Average Daily Net
Assets/3/ .......................................               0.58%/2/
Ratio of Net Investment Income to Average Daily
Net Assets.......................................               6.16%/2/

----
/1/Commencement of Operations
/2/Annualized.
/3/Without the waiver of advisory and administration fees, the ration of expenses to average daily net assets for TempFund Cash Reserve Shares would have been .60% (annualized) for the period ended October 31, 2000.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                      TempCash Institutional Shares
                     ---------------------------------------------------------------------
                                  One Month
                     Year Ended     Ended              Year Ended September 30,
                     October 31, October 31,    ------------------------------------------
                        2000        1999          1999       1998       1997       1996
                     ----------- -----------    ---------  ---------  ---------  ---------
Net Asset Value,
Beginning of
Period...........     $    1.00   $    1.00     $    1.00  $    1.00  $    1.00  $    1.00
                      ---------   ---------     ---------  ---------  ---------  ---------
Income From
Investment
Operations:
 Net Investment
 Income..........        0.0613      0.0044        0.0496     0.0552     0.0541     0.0542
                      ---------   ---------     ---------  ---------  ---------  ---------
Less
Distributions:
 Dividends to
 Shareholders
 From Net
 Investment
 Income..........       (0.0613)    (0.0044)      (0.0496)   (0.0552)   (0.0541)   (0.0542)
                      ---------   ---------     ---------  ---------  ---------  ---------
Net Asset Value,
End of Period....     $    1.00   $    1.00     $    1.00  $    1.00  $    1.00  $    1.00
                      =========   =========     =========  =========  =========  =========
Total Return.....          6.30%       5.31%/2/      5.07%      5.66%      5.55%      5.56%
Ratios/Supplemental
Data:
Net Assets, End
of Period $(000).     3,785,528   1,951,436     1,968,626  2,499,114  1,991,037  1,835,326
Ratio of Expenses
to Average Daily
Net Assets/1/ ...          0.18%       0.18%/2/      0.18%      0.18%      0.18%      0.18%
Ratio of Net
Investment Income
to Average Daily
Net Assets.......          6.18%       5.19%/2/      4.95%      5.52%      5.41%      5.42%
                                     TempCash Dollar Shares
                     -------------------------------------------------------------
                                  One Month
                     Year Ended     Ended         Year Ended September 30,
                     October 31, October 31,   -----------------------------------
                        2000        1999        1999     1998     1997     1996
                     ----------- ------------- -------- -------- -------- --------
Net Asset Value,
Beginning of
Period...........      $  1.00     $  1.00     $  1.00  $  1.00  $  1.00  $  1.00
                     ----------- ------------- -------- -------- -------- --------
Income From
Investment
Operations:
 Net Investment
 Income..........       0.0588      0.0042      0.0471   0.0527   0.0516   0.0517
                     ----------- ------------- -------- -------- -------- --------
Less
Distributions:
 Dividends to
 Shareholders
 From Net
 Investment
 Income..........      (0.0588)    (0.0042)    (0.0471) (0.0527) (0.0516) (0.0517)
                     ----------- ------------- -------- -------- -------- --------
Net Asset Value,
End of Period....      $  1.00     $  1.00     $  1.00  $  1.00  $  1.00  $  1.00
                     =========== ============= ======== ======== ======== ========
Total Return.....         6.04%       5.06%/2/    4.82%    5.41%    5.29%    5.31%
Ratios/Supplemental
Data:
Net Assets, End
of Period $(000).      427,625     401,426     378,010  503,809  401,529  527,830
Ratio of Expenses
to Average Daily
Net Assets/1/ ...         0.43%       0.43%/2/    0.43%    0.43%    0.43%    0.43%
Ratio of Net
Investment Income
to Average Daily
Net Assets.......         5.89%       4.94%/2/    4.70%    5.27%    5.16%    5.17%

----
/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .31% for the year ended October 31, 2000, .34% (annualized) for the one month ended October 31, 1999 and .30%, .32%, .30% and .33% for the years ended September 30, 1999, 1998, 1997 and 1996, respectively, for TempCash Institutional Shares and .56% for the year ended October 31, 2000, .59% (annualized) for the one month ended October 31, 1999 and .55%, .57%, .55% and .58% for the years ended September 30, 1999, 1998, 1997 and 1996, respectively, for TempCash Dollar Shares.
/2/Annualized.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                  FedFund Institutional Shares                         FedFund Dollar Shares
                         ---------------------------------------------------  -------------------------------------------
                                     Year Ended October 31,                           Year Ended October 31,
                         ---------------------------------------------------  -------------------------------------------
                           2000      1999      1998       1997       1996      2000     1999     1998     1997     1996
                         ---------  -------  ---------  ---------  ---------  -------  -------  -------  -------  -------
Net Asset Value,
Beginning of Period..... $    1.00  $  1.00  $    1.00  $    1.00  $    1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                         ---------  -------  ---------  ---------  ---------  -------  -------  -------  -------  -------
Income From Investment
Operations:
 Net Investment Income..    0.0594   0.0483     0.0535     0.0530     0.0529   0.0569   0.0458   0.0510   0.0505   0.0504
                         ---------  -------  ---------  ---------  ---------  -------  -------  -------  -------  -------
Less Distributions:
 Dividends to
 Shareholders From Net
 Investment Income......   (0.0594) (0.0483)   (0.0535)   (0.0530)   (0.0529) (0.0569) (0.0458) (0.0510) (0.0505) (0.0504)
                         ---------  -------  ---------  ---------  ---------  -------  -------  -------  -------  -------
Net Asset Value, End of
Period.................. $    1.00  $  1.00  $    1.00  $    1.00  $    1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                         =========  =======  =========  =========  =========  =======  =======  =======  =======  =======
Total Return............      6.10%    4.94%      5.48%      5.43%      5.41%    5.84%    4.69%    5.23%    5.18%    5.16%
Ratios/Supplemental
Data:
Net Assets, End of
Period $(000)........... 1,400,232  742,744  1,116,979  1,220,857  1,407,529  216,511   34,611   30,459  116,316  113,747
Ratio of Expenses to
Average Daily Net
Assets/1/ ..............      0.20%    0.20%      0.20%      0.20%      0.19%    0.45%    0.45%    0.45%    0.45%    0.44%
Ratio of Net Investment
Income to Average Daily
Net Assets..............      6.01%    4.81%      5.35%      5.30%      5.29%    6.04%    4.56%    5.10%    5.05%    5.04%

----
/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .29%, .28%, .28%, .29% and .30% for the years ended October 31, 2000, 1999, 1998, 1997 and 1996, respectively, for FedFund Institutional Shares, and .54%, .53%, .53%, .54% and .55% for the years ended October 31, 2000, 1999, 1998, 1997 and 1996, respectively, for FedFund Dollar Shares.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                    T-Fund Institutional Shares                          T-Fund Dollar Shares
                         -----------------------------------------------------  -------------------------------------------
                                      Year Ended October 31,                            Year Ended October 31,
                         -----------------------------------------------------  -------------------------------------------
                           2000       1999       1998       1997       1996      2000     1999     1998     1997     1996
                         ---------  ---------  ---------  ---------  ---------  -------  -------  -------  -------  -------
Net Asset Value,
Beginning of Period..... $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                         ---------  ---------  ---------  ---------  ---------  -------  -------  -------  -------  -------
Income From Investment
Operations:
 Net Investment Income..    0.0579     0.0473     0.0532     0.0528     0.0528   0.0554   0.0448   0.0507   0.0503   0.0503
                         ---------  ---------  ---------  ---------  ---------  -------  -------  -------  -------  -------
Less Distributions:
 Dividends to
 Shareholders From Net
 Investment Income......   (0.0579)   (0.0473)   (0.0532)   (0.0528)   (0.0528) (0.0554) (0.0448) (0.0507) (0.0503) (0.0503)
                         ---------  ---------  ---------  ---------  ---------  -------  -------  -------  -------  -------
Net Asset Value, End of
Period.................. $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                         =========  =========  =========  =========  =========  =======  =======  =======  =======  =======
Total Return............      5.95%      4.83%      5.46%      5.41%      5.40%    5.68%    4.58%    5.21%    5.16%    5.15%
Ratios/Supplemental
Data:
Net Assets, End of
Period $(000)........... 2,209,396  2,397,386  2,544,001  1,765,332  1,507,603  630,801  612,695  777,385  516,092  351,271
Ratio of Expenses to
Average Daily Net
Assets/1/ ..............      0.19%      0.20%      0.20%      0.20%      0.19%    0.44%    0.45%    0.45%    0.45%    0.44%
Ratio of Net Investment
Income to Average Daily
Net Assets..............      5.77%      4.72%      5.31%      5.28%      5.26%    5.54%    4.47%    5.06%    5.03%    5.01%

----
/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .27%, .26%, .27%, .29% and .30% for the years ended October 31, 2000, 1999, 1998, 1997 and 1996, respectively, for T-Fund Institutional Shares and .52%, .51%, .52%, .54% and .55%, for the years ended October 31, 2000, 1999, 1998, 1997 and 1996, respectively, for T-Fund Dollar Shares.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                                T-Fund Cash Management Shares
                                              ---------------------------------
                                                                For the Period
                                                               May 17, 1999/1/
                                                 Year Ended        Through
                                              October 31, 2000 October 31, 1999
                                              ---------------- ----------------
Net Asset Value, Beginning of Period.........     $  1.00          $  1.00
                                                  -------          -------
Income From Investment Operations:
 Net Investment Income.......................      0.0529           0.0197
                                                  -------          -------
Less Distributions:
 Dividends to Shareholders From Net
 Investment Income...........................     (0.0529)         (0.0197)
                                                  -------          -------
Net Asset Value, End of Period...............     $  1.00          $  1.00
                                                  =======          =======
Total Return.................................        5.42%            4.37%/2/
Ratios/Supplemental Data:
Net Assets, End of Period $(000).............      62,480            3,252
Ratio of Expenses to Average Daily Net
Assets/3/ ...................................        0.69%             .70%/2/
Ratio of Net Investment Income to Average
Daily Net Assets.............................        5.31%            4.43%/2/

----
/1/Commencement of operations.
/2/Annualized.
/3/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets for T-Fund Cash Management Shares would have been .77% for the year ended October 31, 2000 and .78% (annualized) for the period ended October 31, 1999.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                       Federal Trust Fund Institutional Shares               Federal Trust Fund Dollar Shares
                     ------------------------------------------------  ------------------------------------------------
                                Year Ended October 31,                            Year Ended October 31,
                     ------------------------------------------------  ------------------------------------------------
                       2000      1999      1998      1997      1996      2000      1999      1998      1997      1996
                     --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Net Asset Value,
Beginning of
Period.............  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                     --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Income From
Investment
Operations:
 Net Investment
 Income............    0.0593    0.0478    0.0529    0.0521    0.0523    0.0568    0.0453    0.0504    0.0496    0.0498
                     --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Less Distributions:
 Dividends to
 Shareholders From
 Net Investment
 Income............   (0.0593)  (0.0478)  (0.0529)  (0.0521)  (0.0523)  (0.0568)  (0.0453)  (0.0504)  (0.0496)  (0.0498)
                     --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Net Asset Value,
End of Period......  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                     ========  ========  ========  ========  ========  ========  ========  ========  ========  ========
Total Return.......      6.10%     4.88%     5.42%     5.33%     5.35%     5.83%     4.63%     5.17%     5.08%     5.10%
Ratios/Supplemental
Data:
Net Assets, End of
Period $(000)......   138,396   219,344   280,580   229,292   273,752    13,200    27,539    38,633    38,700    26,875
Ratio of Expenses
to Average Daily
Net Assets/1/ .....      0.20%     0.20%     0.20%     0.20%     0.19%     0.45%     0.45%     0.45%     0.45%     0.44%
Ratio of Net
Investment Income
to Average Daily
Net Assets.........      5.84%     4.76%     5.29%     5.21%     5.22%     5.59%     4.51%     5.04%     4.96%     4.97%

----
/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .34%, .32%, .29%, .31% and .31% for the years ended October 31, 2000, 1999, 1998, 1997 and 1996, respectively, for Federal Trust Fund Institutional Shares and .59%, .57%, .54%, .56% and .56% for the years ended October 31, 2000, 1999, 1998, 1997 and 1996, respectively, for Federal Trust Fund Dollar Shares.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                       Treasury Trust Fund Institutional Shares              Treasury Trust Fund Dollar Shares
                     -------------------------------------------------  ------------------------------------------------
                                Year Ended October 31,                             Year Ended October 31,
                     -------------------------------------------------  ------------------------------------------------
                       2000      1999      1998       1997      1996      2000      1999      1998      1997      1996
                     --------  --------  ---------  --------  --------  --------  --------  --------  --------  --------
Net Asset Value,
Beginning of
Period.............  $   1.00  $   1.00  $    1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                     --------  --------  ---------  --------  --------  --------  --------  --------  --------  --------
Income From
Investment
Operations:
 Net Investment
 Income............    0.0552    0.0442     0.0502    0.0504    0.0508    0.0527    0.0417    0.0477    0.0479    0.0483
                     --------  --------  ---------  --------  --------  --------  --------  --------  --------  --------
Less Distributions:
 Dividends to
 Shareholders From
 Net Investment
 Income............   (0.0552)  (0.0442)   (0.0502)  (0.0504)  (0.0508)  (0.0527)  (0.0417)  (0.0477)  (0.0479)  (0.0483)
                     --------  --------  ---------  --------  --------  --------  --------  --------  --------  --------
Net Asset Value,
End of Period......  $   1.00  $   1.00  $    1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                     ========  ========  =========  ========  ========  ========  ========  ========  ========  ========
Total Return.......      5.66%     4.51%      5.14%     5.16%     5.20%     5.40%     4.26%     4.89%     4.91%     4.95%
Ratios/Supplemental
Data:
Net Assets, End of
Period $(000)......   846,651   826,167  1,091,366   786,556   897,659   310,589   398,972   471,767   331,498   294,228
Ratio of Expenses
to Average Daily
Net Assets/1/ .....      0.20%     0.20%      0.20%     0.20%     0.19%     0.45%     0.45%     0.45%     0.45%     0.44%
Ratio of Net
Investment Income
to Average Daily
Net Assets.........      5.49%     4.41%      5.02%     5.04%     5.08%     5.23%     4.14%     4.77%     4.79%     4.83%

----
/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .29%, .28%, .28%, .30% and .30% for the years ended October 31, 2000, 1999, 1998, 1997 and 1996, respectively, for Treasury Trust Fund Institutional Shares and .54%, .53%, .53%, .55% and .55% for the years ended October 31, 2000, 1999, 1998, 1997 and 1996, respectively, for Treasury Trust Fund Dollar Shares.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                  MuniFund Institutional Shares
                     ------------------------------------------------------------
                                   Eleven
                        Year       Months
                        Ended       Ended          Year Ended November 30,
                     October 31, October 31,   ----------------------------------
                        2000        1999        1998     1997     1996     1995
                     ----------- -----------   -------  -------  -------  -------
Net Asset Value,
Beginning of
Period...........      $  1.00     $  1.00     $  1.00  $  1.00  $  1.00  $  1.00
                       -------     -------     -------  -------  -------  -------
Income From
Investment
Operations:
 Net Investment
 Income..........       0.0379      0.0273      0.0327   0.0338   0.0326   0.0360
                       -------     -------     -------  -------  -------  -------
Less
Distributions:
 Dividends to
 Shareholders
 From Net
 Investment
 Income..........      (0.0379)    (0.0273)    (0.0327) (0.0338) (0.0326) (0.0360)
                       -------     -------     -------  -------  -------  -------
Net Asset Value,
End of Period....      $  1.00     $  1.00     $  1.00  $  1.00  $  1.00  $  1.00
                       =======     =======     =======  =======  =======  =======
Total Return.....         3.86%       3.02%/2/    3.32%    3.43%    3.31%    3.66%
Ratios/Supplemental
Data:
Net Assets,
End of Period
$(000)...........      605,741     483,033     467,760  536,794  530,204  720,318
Ratio of Expenses
to Average Daily
Net Assets/1/ ...         0.19%       0.20%/2/    0.25%    0.27%    0.27%    0.27%
Ratio of Net
Investment Income
to Average Daily
Net Assets.......         3.79%       2.96%/2/    3.26%    3.38%    3.26%    3.59%
                                     MuniFund Dollar Shares
                     -------------------------------------------------------------
                                   Eleven
                        Year       Months
                        Ended       Ended          Year Ended November 30,
                     October 31, October 31,   -----------------------------------
                        2000        1999        1998     1997     1996     1995
                     ----------- ------------- -------- -------- -------- --------
Net Asset Value,
Beginning of
Period...........      $  1.00     $  1.00     $  1.00  $  1.00  $  1.00  $  1.00
                     ----------- ------------- -------- -------- -------- --------
Income From
Investment
Operations:
 Net Investment
 Income..........       0.0354      0.0250      0.0302   0.0313   0.0301   0.0335
                     ----------- ------------- -------- -------- -------- --------
Less
Distributions:
 Dividends to
 Shareholders
 From Net
 Investment
 Income..........      (0.0354)    (0.0250)    (0.0302) (0.0313) (0.0301) (0.0335)
                     ----------- ------------- -------- -------- -------- --------
Net Asset Value,
End of Period....      $  1.00     $  1.00     $  1.00  $  1.00  $  1.00  $  1.00
                     =========== ============= ======== ======== ======== ========
Total Return.....         3.60%       2.77%/2/    3.07%    3.18%    3.06%    3.41%
Ratios/Supplemental
Data:
Net Assets,
End of Period
$(000)...........       63,619      56,238      51,736   67,387   61,396    6,474
Ratio of Expenses
to Average Daily
Net Assets/1/ ...         0.44%       0.45%/2/    0.50%    0.52%    0.52%    0.52%
Ratio of Net
Investment Income
to Average Daily
Net Assets.......         3.55%       2.71%/2/    3.01%    3.13%    3.01%    3.34%

----
/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .40% for the year ended October 31, 2000, .41% (annualized) for the eleven months ended October 31, 1999 and .41%, .41%, .42% and .41% for the years ended November 30, 1998, 1997, 1996 and 1995, respectively, for MuniFund Institutional Shares and .65% for the year ended October 31, 2000, .66% (annualized) for the eleven months ended October 31, 1999 and .66%, .66%, .67% and .66% for the years ended November 30, 1998, 1997, 1996 and 1995, respectively, for MuniFund Dollar Shares.
/2/Annualized.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                                      MuniFund Cash Management
                                                               Shares
                                                     --------------------------
                                                                 For the Period
                                                                    June 14,
                                                                    1999/1/
                                                     Year Ended     Through
                                                     October 31,  October 31,
                                                        2000          1999
                                                     ----------- --------------
Net Asset Value,
 Beginning of Period...............................   $   1.00      $   1.00
                                                      --------      --------
Income From Investment Operations:
 Net Investment Income.............................     0.0329        0.0099
                                                      --------      --------
Less Distributions:
 Dividends to Shareholders From Net Investment
 Income............................................    (0.0329)      (0.0099)
                                                      --------      --------
Net Asset Value, End of Period.....................   $   1.00      $   1.00
                                                      ========      ========
Total Return.......................................       3.34%         2.61%/2/
Ratios/Supplemental Data:
Net Assets, End of Period $(000)...................      3,633         2,712
Ratio of Expenses to Average Daily Net Assets/3/ ..       0.69%         0.70%/2/
Ratio of Net Investment Income to Average Daily Net
Assets.............................................       3.33%         2.58%/2/

----
/1/Commencement of operations.
/2/Annualized.
/3/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets for MuniFund Cash Management Shares would have been .90% for the year ended October 31, 2000 and .92% (annualized) for the period ended October 31, 1999.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                                                 MuniFund Cash
                                                                    Reserve
                                                                     Shares
                                                                 -------------
                                                                    For the
                                                                 Period August
                                                                  4, 2000/1/
                                                                    Through
                                                                  October 31,
                                                                     2000
                                                                 -------------
Net Asset Value, Beginning of Period............................   $   1.00
                                                                   --------
Income From Investment Operations:
 Net Investment Income..........................................     0.0090
                                                                   --------
Less Distributions:
 Dividends to Shareholders From Net Investment Income...........    (0.0090)
                                                                   --------
Net Asset Value, End of Period..................................   $   1.00
                                                                   ========
Total Return....................................................       3.74%/2/
Ratios/Supplemental Data:
Net Assets, End of Period $(000)................................     17,151
Ratio of Expenses to Average Daily Net Assets/3/ ...............       0.59%/2/
Ratio of Net Investment Income to Average Daily Net Assets......       3.69%/2/

----
/1/Commencement of operations
/2/Annualized.
/3/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets for MuniFund Cash Reserve Shares would have been .79% (annualized) for the period ended October 31, 2000.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                     MuniCash Institutional Shares
                     ------------------------------------------------------------------
                                 Eleven Months
                     Year Ended      Ended             Year Ended November 30,
                     October 31,  October 31,    --------------------------------------
                        2000         1999          1998      1997      1996      1995
                     ----------- -------------   --------  --------  --------  --------
Net Asset Value,
Beginning of
Period...........     $   1.00     $   1.00      $   1.00  $   1.00  $   1.00  $   1.00
                      --------     --------      --------  --------  --------  --------
Income From
Investment
Operations:
 Net Investment
 Income..........       0.0392       0.0281        0.0346    0.0358    0.0350    0.0382
                      --------     --------      --------  --------  --------  --------
Less
Distributions:
 Dividends to
 Shareholders
 From Net
 Investment
 Income..........      (0.0392)     (0.0281)      (0.0346)  (0.0358)  (0.0350)  (0.0382)
                      --------     --------      --------  --------  --------  --------
Net Asset Value,
End of Period....     $   1.00     $   1.00      $   1.00  $   1.00  $   1.00  $   1.00
                      ========     ========      ========  ========  ========  ========
Total Return.....         3.99%        3.11%/2/      3.51%     3.63%     3.56%     3.89%
Ratios/Supplemental
Data:
Net Assets, End
of Period $(000).      298,832      308,212       500,254   397,681   281,544   321,642
Ratio of Expenses
to Average Daily
Net Assets/1/ ...         0.20%        0.20%/2/      0.18%     0.18%     0.18%     0.18%
Ratio of Net
Investment Income
to Average Daily
Net Assets.......         3.91%        3.05%/2/      3.47%     3.58%     3.50%     3.83%
                                        MuniCash Dollar Shares
                     -------------------------------------------------------------------
                                 Eleven Months
                     Year Ended      Ended             Year Ended November 30,
                     October 31,  October 31,    ---------------------------------------
                        2000         1999          1998      1997      1996      1995
                     ----------- --------------- --------- --------- --------- ---------
Net Asset Value,
Beginning of
Period...........     $   1.00     $   1.00      $   1.00  $   1.00  $   1.00  $   1.00
                     ----------- --------------- --------- --------- --------- ---------
Income From
Investment
Operations:
 Net Investment
 Income..........       0.0367       0.0258        0.0321    0.0333    0.0325    0.0357
                     ----------- --------------- --------- --------- --------- ---------
Less
Distributions:
 Dividends to
 Shareholders
 From Net
 Investment
 Income..........      (0.0367)     (0.0258)      (0.0321)  (0.0333)  (0.0325)  (0.0357)
                     ----------- --------------- --------- --------- --------- ---------
Net Asset Value,
End of Period....     $   1.00     $   1.00      $   1.00  $   1.00  $   1.00  $   1.00
                     =========== =============== ========= ========= ========= =========
Total Return.....         3.73%        2.86%/2/      3.26%     3.38%     3.31%     3.64%
Ratios/Supplemental
Data:
Net Assets, End
of Period $(000).      101,373      123,017        91,404   150,089   101,528   101,424
Ratio of Expenses
to Average Daily
Net Assets/1/ ...         0.45%        0.45%/2/      0.43%     0.43%     0.43%     0.43%
Ratio of Net
Investment Income
to Average Daily
Net Assets.......         3.63%        2.80%/2/      3.22%     3.33%     3.25%     3.58%

----
/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .40% for the year ended October 31, 2000, .41% (annualized) for the eleven months ended October 31, 1999 and .40%, .41%, .42% and .41% for the years ended November 30, 1998, 1997, 1996 and 1995, respectively, for MuniCash Institutional Shares and .65% for the year ended October 31, 2000, .66% (annualized) for the eleven months ended October 31, 1999 and .65%, .66%, .67% and .66% for the years ended November 30, 1998, 1997, 1996, and 1995, respectively, for MuniCash Dollar Shares.
/2/Annualized.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                           California Money Fund Institutional Shares
                     ------------------------------------------------------------
                                 Nine Months
                     Year Ended     Ended          Year Ended January 31,
                     October 31, October 31,   ----------------------------------
                        2000        1999        1999     1998     1997     1996
                     ----------- -----------   -------  -------  -------  -------
Net Asset Value,
Beginning of
Period...........      $  1.00     $  1.00     $  1.00  $  1.00  $  1.00  $  1.00
                       -------     -------     -------  -------  -------  -------
Income From
Investment
Operations:
 Net Investment
 Income..........       0.0326      0.0201      0.0305   0.0334   0.0316   0.0356
                       -------     -------     -------  -------  -------  -------
Less
Distributions:
 Dividends to
 Shareholders
 From Net
 Investment
 Income..........      (0.0326)    (0.0201)    (0.0305) (0.0334) (0.0316) (0.0356)
                       -------     -------     -------  -------  -------  -------
Net Asset Value,
End of Period....      $  1.00     $  1.00     $  1.00  $  1.00  $  1.00  $  1.00
                       =======     =======     =======  =======  =======  =======
Total Return.....         3.31%       2.73%/2/    3.09%    3.39%    3.21%    3.62%
Ratios/Supplemental
Data:
Net Assets, End
of Period $(000).      575,735     543,476     549,170  460,339  326,521  389,883
Ratio of Expenses
to Average Daily
Net Assets/1/ ...         0.20%       0.20%/2/    0.20%    0.20%    0.20%    0.20%
Ratio of Net
Investment Income
to Average Daily
Net Assets.......         3.25%       2.68%/2/    3.02%    3.34%    3.15%    3.55%
                               California Money Fund Dollar Shares
                     -------------------------------------------------------------
                                 Nine Months
                     Year Ended     Ended          Year Ended January 31,
                     October 31, October 31,   -----------------------------------
                        2000        1999        1999     1998     1997     1996
                     ----------- ------------- -------- -------- -------- --------
Net Asset Value,
Beginning of
Period...........      $  1.00     $  1.00     $  1.00  $  1.00  $  1.00  $  1.00
                     ----------- ------------- -------- -------- -------- --------
Income From
Investment
Operations:
 Net Investment
 Income..........       0.0301      0.0182      0.0280   0.0309   0.0291   0.0331
                     ----------- ------------- -------- -------- -------- --------
Less
Distributions:
 Dividends to
 Shareholders
 From Net
 Investment
 Income..........      (0.0301)    (0.0182)    (0.0280) (0.0309) (0.0291) (0.0331)
                     ----------- ------------- -------- -------- -------- --------
Net Asset Value,
End of Period....      $  1.00     $  1.00     $  1.00  $  1.00  $  1.00  $  1.00
                     =========== ============= ======== ======== ======== ========
Total Return.....         3.05%       2.48%/2/    2.84%    3.14%    2.96%    3.37%
Ratios/Supplemental
Data:
Net Assets, End
of Period $(000).       10,212       8,288     139,601  130,547  126,321   31,163
Ratio of Expenses
to Average Daily
Net Assets/1/ ...         0.45%       0.45%/2/    0.45%    0.45%    0.45%    0.45%
Ratio of Net
Investment Income
to Average Daily
Net Assets.......         2.98%       2.43%/2/    2.77%    3.09%    2.90%    3.30%

----
/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .44% for the year ended October 31, 2000, .45% (annualized) for the nine months ended October 31, 1999 and .45%, .46%, .48% and .48% for the years ended January 31, 1999, 1998, 1997 and 1996, respectively, for California Money Fund Institutional Shares and .69% for the year ended October 31, 2000, .70% (annualized) for the nine months ended October 31, 1999 and .70%, .71%, .73% and .73% for the years ended January 31, 1999, 1998, 1997 and 1996, respectively, for California Money Fund Dollar Shares.
/2/Annualized.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                              Financial Highlights
                (For a Share Outstanding Throughout Each Period)

                            New York Money Fund Institutional Shares
                     ------------------------------------------------------------
                                    Three
                                   Months
                     Year Ended     Ended            Year Ended July 31,
                     October 31, October 31,   ----------------------------------
                        2000        1999        1999     1998     1997     1996
                     ----------- -----------   -------  -------  -------  -------
Net Asset Value,
Beginning of
Period...........      $  1.00     $  1.00     $  1.00  $  1.00  $  1.00  $  1.00
                       -------     -------     -------  -------  -------  -------
Income From
Investment
Operations:
 Net Investment
 Income..........       0.0364      0.0076      0.0289   0.0336   0.0334   0.0339
                       -------     -------     -------  -------  -------  -------
Less
Distributions:
 Dividends to
 Shareholders
 From Net
 Investment
 Income..........      (0.0364)    (0.0076)    (0.0289) (0.0336) (0.0334) (0.0339)
                       -------     -------     -------  -------  -------  -------
Net Asset Value,
End of Period....      $  1.00     $  1.00     $  1.00  $  1.00  $  1.00  $  1.00
                       =======     =======     =======  =======  =======  =======
Total Return.....         3.71%       3.06%/2/    2.93%    3.41%    3.39%    3.44%
Ratios/Supplemental
Data:
Net Assets, End
of Period $(000).      302,194     323,247     295,728  318,091  269,821  272,145
Ratio of Expenses
to Average Daily
Net Assets/1/ ...         0.19%       0.20%/2/    0.20%    0.20%    0.20%    0.20%
Ratio of Net
Investment Income
to Average Daily
Net Assets.......         3.61%       3.02%/2/    2.87%    3.35%    3.34%    3.37%
                             New York Money Fund Dollar Shares/3/
                     -----------------------------------------------------------------
                                       Three
                                      Months
                     Year Ended        Ended         Year Ended July 31,
                     October 31,    October 31, --------------------------------------
                        2000           1999     1999   1998        1997     1996
                     -------------- ----------- ----- ----------- -------- -----------
Net Asset Value,
Beginning of
Period...........     $   1.00         $1.00    $1.00 $  1.00     $  1.00  $  1.00
                     -------------- ----------- ----- ----------- -------- -----------
Income From
Investment
Operations:
 Net Investment
 Income..........       0.0205            --       --  0.0303      0.0309   0.0089
                     -------------- ----------- ----- ----------- -------- -----------
Less
Distributions:
 Dividends to
 Shareholders
 From Net
 Investment
 Income..........      (0.0205)           --       -- (0.0303)    (0.0309) (0.0089)
                     -------------- ----------- ----- ----------- -------- -----------
Net Asset Value,
End of Period....     $   1.00         $1.00    $1.00 $  1.00     $  1.00  $  1.00
                     ============== =========== ===== =========== ======== ===========
Total Return.....         3.73%/2/        --       --    3.16%/2/    3.14%    3.05%/2/
Ratios/Supplemental
Data:
Net Assets, End
of Period $(000).        1,647            --       --      --       1,148       20
Ratio of Expenses
to Average Daily
Net Assets/1/ ...     0.44%/2/            --       --    0.45%/2/    0.45%    0.45%/2/
Ratio of Net
Investment Income
to Average Daily
Net Assets.......     3.66%/2/            --       --    3.11%/2/    3.09%    3.07%/2/

----
/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .45% for the year ended October 31, 2000, .50% (annualized) for the three months ended October 31, 1999 and .48%, .48%, .49% and .50% for the years ended July 31, 1999, 1998,
   1997 and 1996, respectively, for New York Money Fund Institutional Shares and .70% for the year ended October 31, 2000 and .73% (annualized), .74% and .75% (annualized) for the years ended July 31, 1998, 1997 and 1996, respectively, for New York Money Fund Dollar Shares.
/2/Annualized.
/3/There were no Dollar Shares outstanding during the periods March 28, 1994 to April 14, 1996 and July 21, 1998 to April 10, 2000.

                See accompanying notes to financial statements.

                         Notes to Financial Statements

A. Provident Institutional Funds ("PIF" or the "Company") was organized as a Delaware business trust on October 21, 1998. PIF is the successor to five investment companies: (1) Temporary Investment Fund, Inc. ("Temp"), (2) Trust for Federal Securities ("Fed"), (3) Municipal Fund for Temporary Investment ("Muni"), (4) Municipal Fund for California Investors, Inc. ("Cal Muni") and
(5) Municipal Fund for New York Investors, Inc. ("NY Muni"), (the "Predecessor Companies"). The accompanying financial statements and notes are those of the portfolios of Temp, Fed, Muni, Cal Muni and NY Muni, as follows: Temp-- TempFund and TempCash; Fed--FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund; Muni--MuniFund and MuniCash; Cal Muni--California Money Fund and NY Muni--New York Money Fund. On February 10, 1999, the Predecessor Companies were each reorganized into a separate series of PIF.

 Prior to February 10, 1999 the fiscal year ends for Temp, Fed, Muni, Cal Muni and NY Muni were September 30, October 31, November 30, January 31 and July 31, respectively. The fiscal year end for PIF is October 31. PIF is a no-load open-end management investment company. Each portfolio included in these financial statements and notes, with the exception of California Money Fund and New York Money Fund, which are non-diversified investment companies because they emphasize investments in California Municipal Obligations and New York Municipal Obligations, respectively, is a diversified investment company under the Investment Company Act of 1940.

 TempCash, FedFund, Federal Trust Fund, Treasury Trust Fund and MuniCash each offers three classes of shares: Institutional Shares, Dollar Shares and Cash Management Shares. New York Money Fund offers four classes of shares:
Institutional Shares, Dollar Shares, Plus Shares and Cash Management Shares. TempFund, T-Fund, MuniFund and California Money Fund each offers six classes of shares: Institutional Shares, Administration Shares, Dollar Shares, Plus Shares, Cash Reserve Shares, and Cash Management Shares. Pursuant to a Shareholder Service Plan and specified in a servicing agreement, institutions other than broker/dealers ("Service Organizations"), provide certain services, not intended to promote the sale of the shares, to their clients who beneficially own shares of a particular class, in consideration for the Company's payment of a fee to the Servicing Organization at an annual rate not to exceed .10% for Administration Shares, .25% for Dollar Shares, .40% for Cash Reserve Shares and .50% for Cash Management Shares of the average daily net asset value of such Shares. The difference in the level of fees is related to the type and number of services provided by the Servicing Organization. Pursuant to an Amended Distribution Plan and specified in a related agreement, institutions that are broker/dealers ("Broker/Dealers"), provide certain sales and support services to their clients who beneficially own shares of the Plus class, in consideration for the Company's payment of a fee to the Broker/Dealer at an annual rate not to exceed .25% (not to exceed .40% in the case of New York Money Fund and California Money Fund) of the average daily net asset value of such Shares. Dividends paid to Administration, Dollar, Plus, Cash Reserve and Cash Management shareholders are reduced by such fees. Institutional Shares are sold to institutional investors who choose not to enter into agreements with PIF. As of October 31, 2000, no Administration Shares or Plus Shares were outstanding.

 Certain California municipal obligations in California Money Fund may be obligations of issuers which rely in whole or in part on California State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in California or of California law on these obligations must be considered.

 Certain New York municipal obligations in New York Money Fund may be obligations of issuers which rely in whole or in part on New York State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in New York State or of New York law on these obligations must be considered.

B. Significant accounting policies are as follows:

 Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

 Security Valuation--Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Company seeks to maintain the net asset value per share of each portfolio at $1.00.

 Repurchase Agreements--The Company may purchase, for TempFund, TempCash, FedFund and T-Fund, money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in one year or less. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. Repurchase agreements with maturities in excess of seven days are subject to a seven day put feature.

 Dividends to Shareholders--Dividends are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. Ordinary income includes interest accrued and discount earned on portfolio securities and is reduced by premium amortized and expenses accrued. Net realized capital gains, if any, are distributed at least annually.

 Federal Taxes--No provision is made for federal taxes as it is the Company's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended and make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all federal income and excise taxes.

 Other--Investment transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Expenses not directly attributable to a specific portfolio are allocated among the portfolios based on their relative average daily net assets.

C. Under agreements between the Company and Blackrock Institutional Management Corporation ("BIMC"), an indirect majority owned subsidiary of PNC Bank National Association ("PNC Bank"), BIMC manages the Company's portfolios and maintains their financial accounts. PFPC Trust Company is the Company's custodian and PFPC Inc. ("PFPC"), is the Company's transfer agent.

 Provident Distributors, Inc. ("PDI") serves as the Company's distributor. No compensation is payable by the Company to PDI for its distribution services.

 The Company has entered into an Administration Agreement with PFPC and BIMC for certain administrative services (together the "Co-Administrators"). Prior to the reorganization as discussed in note A, PDI was co-administrator with PFPC.

 In return for their advisory and administrative services, the Company pays BIMC and the Co-Administrators each a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of the TempFund Portfolio as follows: .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion, .08% of the next $1 billion,
 .075% of the next $1 billion and .07% of net assets in excess of $8 billion. With respect to TempCash, MuniFund and MuniCash portfolios, the fee payable, based on each funds' daily average net assets; and with respect to Fed Fund, T-Fund, Federal Trust Fund and Treasury Trust Fund, the fee payable based on those Funds' combined average assets, is as follows: .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion, .085% of the next $1 billion and .08% of net assets in excess of $7 billion. California Money Fund and New York Money Fund pay BIMC and the Administrators each a fee, computed daily and payable monthly, at an annual rate of .20% of average net assets.

 The Co-Administrators and BIMC have also agreed to reduce their fees, on an equal basis, to the extent necessary to ensure that the total operating expenses (excluding Service Organization and Broker/Dealer fees) of TempFund and TempCash do not exceed .18% of their respective average net assets; and with respect to the other eight portfolios, do not exceed .20% of their respective average net assets. For the year ended October 31, 2000, the Co-Administrators and BIMC (as Advisor), waived, on an equal basis, a total of $3,255,600 of the administration and advisory fees payable to them with respect to TempFund, $4,261,283 with respect to TempCash, $906,690 with respect to FedFund, $2,384,479 with respect to T-Fund, $277,845 with respect to Federal Trust Fund, $1,203,001 with respect to Treasury Trust Fund, $1,319,007 with respect to MuniFund, $906,846 with respect to MuniCash, $1,484,630 with respect to California Money Fund and $781,051 with respect to New York Money Fund.

 Per the Company's operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances. For the year ended October 31, 2000, custodian fees were reduced in the amounts as follows: $3,412 with respect to FedFund, $157,795 with respect to T-Fund, $47,998 with respect to MuniFund, $15,175 with respect to MuniCash, $26,204 with respect to California Money Fund and $20,069 with respect to New York Money Fund.

 For the year ended October 31, 2000, certain portfolios paid Service Organization fees to affiliates of BIMC in the amounts as follows: $448,659 with respect to TempFund, $30,197 with respect to TempCash, $191,829 with respect to FedFund, $277,059 with respect to T-Fund, $64,867 with respect to Treasury Trust Fund and $1,324 with respect to MuniFund.

D. The Company's Declaration of Trust permits the Trustees to authorize the issuance of an unlimited number of full and fractional shares of beneficial interest (shares) in the Company and to classify or reclassify any unissued shares into one or more additional classes of shares.

Transactions in shares of the Company are summarized as follows (at $1.00 per share):

                                            TempFund Portfolio
                             ---------------------------------------------------
                                Year Ended     One Month Ended     Year Ended
                               October 31,       October 31,     September 30,
                                   2000             1999              1999
                             ----------------  ---------------  ----------------
 Shares sold:
 TempFund Institutional...    233,444,789,636   24,296,956,790   227,037,649,542
 TempFund Dollar..........      5,682,299,127      397,018,844     4,533,892,817
 TempFund Cash Management.        104,883,430        5,037,879        22,677,787
 TempFund Cash Reserve....        311,020,792               --                --
 Shares issued in
  reinvestment of
  dividends:
 TempFund Institutional...        358,210,499       21,545,685       220,267,401
 TempFund Dollar..........         19,818,020          989,434         9,067,103
 TempFund Cash Management.                 --               --                --
 TempFund Cash Reserve....          2,757,767               --                --
 Shares repurchased:
 TempFund Institutional...   (231,823,955,666) (22,479,904,215) (224,898,894,234)
 TempFund Dollar..........     (5,333,545,014)    (448,617,656)   (4,348,256,691)
 TempFund Cash Management.        (88,709,863)      (4,758,004)       (8,888,624)
 TempFund Cash Reserve....        (91,452,624)              --                --
                             ----------------  ---------------  ----------------
  Net increase in shares..      2,586,116,104    1,788,268,757     2,567,515,101
                             ================  ===============  ================

                                             TempCash Portfolio
                               ------------------------------------------------
                                                  One Month
                                 Year Ended         Ended         Year Ended
                                 October 31,     October 31,     September 30,
                                    2000             1999            1999
                               ---------------  --------------  ---------------
 Shares sold:
 TempCash Institutional......   34,276,298,592   2,118,780,855   56,760,587,569
 TempCash Dollar.............    1,986,173,641     137,828,067    1,845,834,401
 Shares issued in
  reinvestment of dividends:
 TempCash Institutional......       64,761,562       4,403,410       66,156,673
 TempCash Dollar.............       17,466,234       1,083,992       14,715,850
 Shares repurchased:
 TempCash Institutional......  (32,506,757,251) (2,140,374,753) (57,357,122,062)
 TempCash Dollar.............   (1,977,412,727)   (115,495,736)  (1,986,330,759)
                               ---------------  --------------  ---------------
  Net increase (decrease)
   in shares.................    1,860,530,051       6,225,835     (656,158,328)
                               ===============  ==============  ===============

                                                       FedFund Portfolio
                                               ----------------------------------
                                                  Year Ended        Year Ended
                                               October 31, 2000  October 31, 1999
                                               ----------------  ----------------
 Shares sold:
 FedFund Institutional.......................    7,506,942,425     6,027,235,623
 FedFund Dollar..............................      819,993,852       271,091,233
 Shares issued in reinvestment of dividends:
 FedFund Institutional.......................       12,403,245        10,115,239
 FedFund Dollar..............................          461,075           352,921
 Shares repurchased:
 FedFund Institutional.......................   (6,861,881,578)   (6,411,602,521)
 FedFund Dollar..............................     (638,557,269)     (267,293,393)
                                               ---------------   ---------------
  Net increase (decrease) in shares..........      839,361,750      (370,100,898)
                                               ===============   ===============
                                                       T-Fund Portfolio
                                               ----------------------------------
                                                  Year Ended        Year Ended
                                               October 31, 2000  October 31, 1999
                                               ----------------  ----------------
 Shares sold:
 T-Fund Institutional........................   22,372,243,692    31,110,312,502
 T-Fund Dollar...............................    4,292,507,682     4,351,583,123
 T-Fund Cash Management......................      147,016,725         3,824,994
 Shares issued in reinvestment of dividends:
 T-Fund Institutional........................       63,665,722        56,979,876
 T-Fund Dollar...............................        6,460,654         4,914,634
 T-Fund Cash Management......................              606                --
 Shares repurchased:
 T-Fund Institutional........................  (22,623,845,649)  (31,313,897,577)
 T-Fund Dollar...............................   (4,280,849,103)   (4,521,184,800)
 T-Fund Cash Management......................      (87,787,886)         (572,969)
                                               ---------------   ---------------
  Net decrease in shares.....................     (110,587,557)     (308,040,217)
                                               ===============   ===============

                                                 Federal Trust Fund Portfolio
                                               ---------------------------------
                                                  Year Ended       Year Ended
                                               October 31, 2000 October 31, 1999
                                               ---------------- ----------------
 Shares sold:
 Federal Trust Fund Institutional............      748,936,322    1,157,609,847
 Federal Trust Fund Dollar...................      132,464,351      193,288,061
 Shares issued in reinvestment of dividends:
 Federal Trust Fund Institutional............        1,652,645        1,519,142
 Federal Trust Fund Dollar...................           10,830          101,601
 Shares repurchased:
 Federal Trust Fund Institutional............     (831,554,662)  (1,220,372,777)
 Federal Trust Fund Dollar...................     (146,816,404)    (204,484,744)
                                                --------------   --------------
  Net decrease in shares.....................      (95,306,918)     (72,338,870)
                                                ==============   ==============
                                                 Treasury Trust Fund Portfolio
                                               ---------------------------------
                                                  Year Ended       Year Ended
                                               October 31, 2000 October 31, 1999
                                               ---------------- ----------------
 Shares sold:
 Treasury Trust Fund Institutional...........    5,794,428,275    5,417,125,106
 Treasury Trust Fund Dollar..................    1,424,771,205    2,351,119,439
 Shares issued in reinvestment of dividends:
 Treasury Trust Fund Institutional...........       13,203,897        5,905,883
 Treasury Trust Fund Dollar..................       12,428,772       14,632,134
 Shares repurchased:
 Treasury Trust Institutional................   (5,787,047,066)  (5,688,187,728)
 Treasury Trust Dollar.......................   (1,525,540,705)  (2,438,519,678)
                                                --------------   --------------
  Net decrease in shares.....................      (67,755,622)    (337,924,844)
                                                ==============   ==============


                   Notes to Financial Statements (Continued)

                                              MuniFund Portfolio
                                 ----------------------------------------------
                                                 Eleven Months
                                   Year Ended        Ended         Year Ended
                                  October 31,     October 31,     November 30,
                                      2000            1999            1998
                                 --------------  --------------  --------------
 Shares sold:
 MuniFund Institutional........   6,193,963,872   6,159,975,658   6,507,334,293
 MuniFund Dollar...............     180,305,122     156,826,329     166,484,152
 MuniFund Cash Management......      21,482,043       8,317,454              --
 MuniFund Cash Reserve.........      25,235,520              --              --
 Shares issued in reinvestment
  of dividends:
 MuniFund Institutional........       3,142,617       1,608,291       2,746,208
 MuniFund Dollar...............       2,067,687       1,319,052       1,643,959
 MuniFund Cash Management......              --              --              --
 MuniFund Cash Reserve.........         125,760              --              --
 Shares repurchased:
 MuniFund Institutional........  (6,074,386,690) (6,146,283,448) (6,579,088,822)
 MuniFund Dollar...............    (174,990,325)   (153,640,293)   (183,775,067)
 MuniFund Cash Management......     (20,560,843)     (5,605,640)             --
 MuniFund Cash Reserve.........      (8,210,599)             --              --
                                 --------------  --------------  --------------
  Net increase (decrease) in
   shares......................     148,174,164      22,517,403     (84,655,277)
                                 ==============  ==============  ==============

                                              MuniCash portfolio
                                 ----------------------------------------------
                                                 Eleven Months
                                   Year Ended        Ended         Year Ended
                                  October 31,     October 31,     November 30,
                                      2000            1999            1998
                                 --------------  --------------  --------------
 Shares sold:
 MuniCash Institutional........   4,187,265,384   4,156,725,775   7,022,119,234
 MuniCash Dollar...............     231,819,362     314,725,344     288,017,712
 Shares issued in reinvestment
  of dividends:
 MuniCash Institutional........       4,409,805       3,952,506       5,807,076
 MuniCash Dollar...............       1,554,798       1,366,412       2,809,584
 Shares repurchased:
 MuniCash Institutional........  (4,201,042,581) (4,352,699,628) (6,925,371,487)
 MuniCash Dollar...............    (255,013,555)   (284,471,233)   (349,516,165)
                                 --------------  --------------  --------------
  Net increase (decrease) in
   shares......................     (31,006,787)   (160,400,824)     43,865,954
                                 ==============  ==============  ==============

                                       California Money Fund Portfolio
                                 ----------------------------------------------
                                                  Nine Months
                                   Year Ended        Ended         Year Ended
                                  October 31,     October 31,     January 31,
                                      2000            1999            1999
                                 --------------  --------------  --------------
 Shares sold:
 California Money Fund
  Institutional................   2,857,526,112   2,323,322,233   4,163,985,529
 California Money Fund Dollar..      34,813,662      74,930,983     330,262,605
 Shares issued in reinvestment
  of dividends:
 California Money Fund
  Institutional................         443,981         337,753         703,561
 California Money Fund Dollar..              --              --              --
 Shares repurchased:
 California Money Fund
  Institutional................  (2,825,714,720) (2,329,358,752) (4,075,870,211)
 California Money Fund Dollar..     (32,890,286)   (206,244,110)   (321,210,419)
                                 --------------  --------------  --------------
  Net increase (decrease) in
   shares......................      34,178,749    (137,011,893)     97,871,065
                                 ==============  ==============  ==============

                                         New York Money Fund Portfolio
                                   --------------------------------------------
                                                   Three Months
                                     Year Ended       Ended        Year Ended
                                    October 31,    October 31,      July 31,
                                        2000           1999           1999
                                   --------------  ------------  --------------
 Shares sold:
 New York Money Fund
  Institutional..................   1,445,968,111   326,009,383   1,623,766,248
 New York Money Fund Dollar......       4,678,102            --              --
 Shares issued in reinvestment of
  dividends:
 New York Money Fund
  Institutional..................         131,636         9,850         168,119
 New York Money Fund Dollar......          30,907            --              --
 Shares repurchased:
 New York Money Fund
  Institutional..................  (1,467,157,791) (298,500,286) (1,646,296,199)
 New York Money Fund Dollar......      (3,061,682)           --              --
                                   --------------  ------------  --------------
  Net increase (decrease) in
   shares........................     (19,410,717)   27,518,947     (22,361,832)
                                   ==============  ============  ==============

 On October 31, 2000, one shareholder held approximately 22% of the outstanding shares of TempCash, three shareholders help approximately 48% of FedFund, two shareholders held approximately 31% of T-Fund, two shareholders held approximately 34% of Federal Trust Fund, two shareholders held approximately 28% of Treasury Trust Fund, one shareholder held approximately 33% of MuniFund, three shareholders held approximately 48% of MuniCash, two shareholders held approximately 47% of California Money Fund, and three shareholders held approximately 75% of New York Money Fund.

E. At October 31, 2000, net assets consisted of:

                              TempFund         TempCash        FedFund          T-Fund
                              Portfolio       Portfolio       Portfolio       Portfolio
                           ---------------  --------------  --------------  --------------
 Paid-in capital.........  $16,931,070,995  $4,213,532,549  $1,616,943,951  $2,902,767,540
 Accumulated net realized
  loss on security
  transactions...........         (401,597)       (380,038)       (200,601)        (90,422)
                           ---------------  --------------  --------------  --------------
 Total Net Assets........  $16,930,669,398  $4,213,152,511  $1,616,743,350  $2,902,677,118
                           ===============  ==============  ==============  ==============

                             Federal
                            Trust Fund   Treasury Trust    MuniFund      MuniCash
                            Portfolio    Fund Portfolio   Portfolio     Portfolio
                           ------------  --------------  ------------  ------------
 Paid-in capital.........  $151,717,116  $1,157,615,206  $690,299,889  $400,376,960
 Accumulated net realized
  loss on security
  transactions...........      (121,075)       (375,372)     (156,285)     (177,110)
 Amortized market
  discount...............            --              --            --         5,162
                           ------------  --------------  ------------  ------------
 Total Net Assets........  $151,596,041  $1,157,239,834  $690,143,604  $400,205,012
                           ============  ==============  ============  ============

                                                     California     New York
                                                     Money Fund    Money Fund
                                                     Portfolio     Portfolio
                                                    ------------  ------------
 Paid-in capital..................................  $586,021,382  $303,846,081
 Accumulated net realized loss on security
  transactions....................................       (74,357)       (4,822)
                                                    ------------  ------------
 Total Net Assets.................................  $585,947,025  $303,841,259
                                                    ============  ============

F. At October 31, 2000, TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund had capital loss carryovers amounting to $401,597, $380,038, $200,601, $90,422, $120,378, $344,615 $156,285, $177,110, $74,357 and $4,822
expiring at various times from 2000 to 2008, respectively. The capital loss carryovers are available to offset possible future capital gains of the corresponding portfolios.

 In accordance with Statement of Position 93-2 "Determination, disclosure and financial statement presentation of income, capital gain and return of capital distribution by investment companies", California Money Fund and New York Money Fund made reductions of $51,940 and $10,920, respectively, to accumulated net realized loss on investments and to paid-in-capital to reflect the expiration of capital loss carryovers for federal income tax purposes.

                       Report of Independent Accountants

To the Board of Trustees
and Shareholders of
Provident Institutional Funds

 In our opinion, the accompanying statement of assets and liabilities of Federal Trust Fund and the statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, California Money Fund and New York Money Fund (Portfolios of Provident Institutional Funds, hereafter referred to as the "Fund") at October 31, 2000 and the results of their operations, the changes in their net assets and the financial highlights for each of the periods presented and the financial position of MuniFund and MuniCash (also Portfolios of the Funds) at October 31, 2000, the results of their operations for the period then ended and the changes in their net assets and the financial highlights for the period then ended and the eleven months in the period ended October 31, 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

 The statements of changes in net assets for the year ended November 30, 1998 and the financial highlights for the four years in the period ended November 30, 1998 of MuniFund and MuniCash were audited by other independent accountants whose report dated January 8, 1999 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, PA 19103
December 12, 2000

Trustees

  Rodney D. Johnson
    Chairman

  G. Nicholas Beckwith

  Jerrold B. Harris

  Joseph Platt

  Robert C. Robb, Jr.

  Kenneth L. Urish

  Frederick W. Winter


Investment Adviser

  BlackRock Institutional Management Corporation

  400 Bellevue Parkway

  Wilmington, DE 19809


Co-Administrators

  PFPC Inc.

  400 Bellevue Parkway

  Wilmington, DE 19809


  BlackRock Institutional Management Corporation

  400 Bellevue Parkway

  Wilmington, DE 19809


Distributor

  Provident Distributors, Inc.

  3200 Horizon Drive

  King of Prussia, PA 19406


Transfer Agent

  PFPC Inc.

  P.O. Box 8950

  Wilmington, DE 19885-9628


This report is submitted for the general information of the shareholders of the Company. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each portfolio of the Company, which contain information concerning the investment policies of the portfolios as well as other pertinent information.



TempFund

TempCash

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniFund

MuniCash

California Money Fund

New York Money Fund

Investment Portfolios offered by
Provident Institutional Funds


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PROVIDENT
INSTITUTIONAL
FUNDS

Annual Report

October 31, 2000

PIF-A-001